UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7123

DREYFUS GROWTH AND VALUE FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	_8_/_31_

Date of reporting period:	2_/29/_04_

Growth & Value Funds Semi Form N-CSR

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Emerging Leaders Fund

SEMIANNUAL REPORT February 29, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

Dreyfus
Emerging Leaders Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Emerging Leaders Fund covers the six-month period from September 1, 2003, through February 29, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio managers, Paul Kandel and Hilary Woods.

The stock market rally that began during the spring of 2003 continued to gain momentum through the end of the reporting period.With the U.S. economy on firmer footing, corporate spending and investment began to improve after several years of cost-cutting, and a weakening U.S. dollar relative to most major foreign currencies helped boost overseas sales for many companies. As a result, recent earnings reports contained more positive surprises than negative ones, bolstering investor confidence.

However, stocks that may have gained too much value too quickly during the current rally may be vulnerable to a correction over the near term. While we believe that the prospects for the stock market remain generally positive over the long run, equity investors should be prepared to weather day-to-day volatility as they pursue their long-term goals. As always, we encourage you to talk with your financial advisor regularly about these issues and the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Paul Kandel and Hilary Woods, Portfolio Managers

How did Dreyfus Emerging Leaders Fund perform relative to its benchmark?

For the six-month period ended February 29, 2004, the fund produced a total return of 18.16%.1 In comparison, the fund’s benchmark, the Russell 2000 Index (the “Index”), achieved a 18.34% total return for the same period.2

We attribute these results to rising stock prices driven by accelerating U.S. economic growth and improving corporate earnings. The fund participated in the market’s rise, benefiting from a shift in market sentiment during the final two months of the reporting period in favor of high-quality companies with solid underlying fundamentals. Because these are the kinds of stocks our disciplined investment approach targets, the fund was able to roughly match the performance of the benchmark.

What is the fund’s investment approach?

The fund seeks capital growth by investing in companies we believe are emerging leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings growth. The fund primarily invests in companies with market capitalizations of less than $2 billion at the time of purchase. Because the fund may continue to hold a security as its market capitalization grows, a substantial portion of the fund’s holdings can have market capitalizations in excess of $2 billion at any given time.

In choosing stocks, we use a blended approach, investing in a combination of growth and value stocks. Using fundamental research and direct management contact, we seek stocks with strong positions in major product lines, sustained achievement records and strong financial conditions. We seek special situations, such as corporate restructurings or management changes that could be a catalyst for stock appreciation.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

The fund benefited from our security selection strategy in a number of market sectors. In the health care area, the fund avoided most investments in the relatively speculative biotechnology arena, focusing instead on generic drug manufacturers such as Andrx Corporation, and health care service providers, such as NeighborCare, DaVita and PacifiCare Health Systems. These holdings enabled the fund’s health care investments to produce stronger performance than the benchmark’s health care holdings. Our stock selection strategy also proved to be particularly effective in the financial services sector, where top performers included regional banks such as Greater Bay Bancorp and Webster Financial; mortgage specialists such as New Century Financial; and specialty finance firms such as Investors Financial Services and American Capital Strategies.

Among materials and processing stocks, the fund enhanced performance with investments in United States Steel and Terex Corporation, an industrial equipment maker, both of which benefited from increasing industrial demand. Agnico Eagle Mines benefited from the increased value of gold bullion.

The fund’s investments in other market sectors provided mixed results. Some consumer discretionary holdings enjoyed strong gains, such as apparel retailer Chico’s FAS and gaming operator Station Casinos. However, other retail holdings such as Big Lots Stores, Petco Animal Supplies and Pacific Sunwear of California were hurt when they reported disappointing sales. In addition, media holdings such as Entercom Communications suffered due to slowing advertising revenue growth, and education providers such as Corinthian Colleges experienced slowing enrollment growth.As a result, although the fund’s consumer discretionary holdings produced positive returns, those returns trailed the benchmark’s consumer discretionary performance.

Similarly, technology investments produced gains for the fund, with sharp rises in some holdings, such as network services provider F5 Networks and semiconductor companies PMC-Sierra and Lam Research. However, the fund experienced a pullback in some tech-

4

nology holdings such as United Online, Intersil and Anteon International that had performed well during prior reporting periods. Finally, two energy sector holdings, Superior Energy Services and FMC Technologies, hampered the fund’s performance when they encountered company-specific problems.

What is the fund’s current strategy?

As of the end of the reporting period, we have been encouraged by an apparent shift in market sentiment in favor of higher-quality, fundamentally sound companies. These are the kinds of companies on which the fund’s disciplined investment strategy is focused. We continue to pursue our longstanding investment strategy while keeping a close eye on market trends and economic developments.

Accordingly, the fund recently has invested a slightly greater than average percentage of assets in the energy sector, focusing primarily on stocks that we believe are well-positioned to benefit from tight commodity supplies.The fund also holds an overweighted position among health care companies that, in our judgment, are likely to sustain earnings growth while taking advantage of sound business fundamentals in the health care industry. On the other hand, the fund holds underweighted positions among consumer discretionary stocks, reflecting our concerns over declining consumer sentiment and rising debt levels.We also continue to de-emphasize financial services stocks that appear vulnerable to peaking margins and interest-rate fluctuations. Of course, we are prepared to change the fund’s composition as market conditions evolve.

March 15, 2004

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market capitalization.

The Fund

5

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—93.1%	Shares	Value ($)

Autos & Transports—3.8%
Cooper Tire & Rubber	775,000	15,461,250
SkyWest	625,000	12,093,750
Teekay Shipping	82,800	5,520,276
Trinity Industries	550,000	16,005,000
		49,080,276
Consumer—15.3%
Church & Dwight	428,000	17,839,040
Corinthian Colleges	275,000 [a]	16,541,250
Emmis Communications, Cl. A	720,000 [a]	18,216,000
Entercom Communications	345,000 [a]	15,925,200
Guitar Center	310,000 [a]	11,265,400
Harte-Hanks	750,000	16,612,500
PETCO Animal Supplies	550,000 [a]	17,864,000
Pacific Sunwear of California	822,000 [a]	19,703,340
Smithfield Foods	609,000 [a]	15,578,220
Sports Authority	385,000 [a]	15,969,800
Station Casinos	450,000	16,920,000
Valassis Communications	515,000 [a]	15,681,750
		198,116,500
Energy—6.6%
Cabot Oil & Gas	480,000	14,577,600
Evergreen Resources	395,000 [a]	12,995,500
FMC Technologies	580,000 [a]	15,254,000
Grant Prideco	1,000,000 [a]	15,170,000
Superior Energy Services	1,100,000 [a]	10,483,000
Unit	625,000 [a]	16,612,500
		85,092,600
Financial Services—17.4%
Affiliated Managers Group	200,000 [a]	16,900,000
American Capital Strategies	528,500 [b]	17,562,055
Arch Capital Group	430,000 [a]	18,236,300
First Midwest Bancorp	540,000	18,198,000
Flagstar Bancorp	300,000	7,755,000
Global Payments	355,000	15,357,300
Greater Bay Bancorp	625,000 [b]	17,225,000
Investors Financial Services	400,000 [b]	17,612,000
Montpelier Re Holdings	265,000	9,431,350

6

Common Stocks (continued)	Shares	Value ($)

Financial Services (continued)
New Century Financial	335,000 [b]	16,415,000
Reinsurance Group of America	395,000	15,977,750
Southwest Bancorporation of Texas	425,000	16,609,000
Webster Financial	400,000	20,140,000
Westamerica Bancorporation	348,000	17,490,480
		224,909,235
Health Care—14.7%
Andrx	840,000 [a]	25,166,400
Apria Healthcare Group	570,000 [a]	17,818,200
Atrix Laboratories	525,000 [a]	14,206,500
Celgene	335,000 [a]	13,731,650
DaVita	460,000 [a]	20,934,600
Genesis HealthCare	635,000 [a]	17,303,750
iShares Nasdaq
Biotechnology Index	100,000 [a,b]	7,739,000
NDCHealth	607,000	17,542,300
NeighborCare	685,000 [a]	17,775,750
Neurocrine Biosciences	125,000 [a]	6,950,000
PacifiCare Health Systems	517,000 [a]	18,456,900
Varian	300,000 [a]	11,973,000
		189,598,050
Materials & Processing—7.3%
Agnico-Eagle Mines	1,100,000 [b]	15,004,000
Agrium	1,244,000	18,448,520
Cambrex	575,000	15,795,250
Crown Holdings	2,050,000 [a]	19,270,000
Georgia Gulf	400,000	10,884,000
Olin	849,000	15,417,840
		94,819,610
Producer Durables—8.2%
Albany International, Cl. A	555,000	17,715,600
IDEX	325,000	13,845,000
MSC Industrial Direct Co., Cl. A	695,000	19,911,750
Terex	606,000 [a]	21,228,180
United Defense Industries	465,000 [a]	14,252,250
Universal Compression Holdings	600,000 [a]	18,678,000
		105,630,780

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)		Shares	Value ($)

Technology—16.0%
Advanced Energy Industries		685,000 [a]	14,960,400
Anteon International		458,000 [a]	13,396,500
Ask Jeeves		715,000 [a,b]	14,435,850
Business Objects, ADR		575,000 [a,b]	17,405,250
Extreme Networks		2,000,000 [a]	16,100,000
F5 Networks		560,000 [a]	18,530,400
FileNET		575,000 [a]	16,272,500
Genesis Microchip		800,000 [a]	13,216,000
Integrated Silicon Solution		1,004,500 [a]	16,152,360
Lattice Semiconductor		1,450,000 [a]	14,978,500
MKS Instruments		575,000 [a]	13,886,250
Plexus		965,000 [a]	18,489,400
Skyworks Solutions		1,600,000 [a]	18,048,000
			205,871,410
Utilities—3.8%
Arch Coal		558,000	16,338,240
Duquesne Light Holdings		600,000 [b]	11,958,000
National Fuel Gas		450,000	11,385,000
Puget Energy		430,000	9,675,000
			49,356,240
Total Common Stocks
(cost $	912,909,670)		1,202,474,701

Other Investments—7.7%

Registered Investment Companies:
Dreyfus Institutional Cash Advantage Fund		32,923,333 [c]	32,923,333
Dreyfus Institutional Cash Advantage Plus Fund		32,923,333 [c]	32,923,333
Dreyfus Institutional Preferred Plus Money Market Fund		32,923,334 [c]	32,923,334
Total Other Investments
(cost $	98,770,000)		98,770,000

8

Investment of Cash Collateral
for Securities Loaned—5.3%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	68,869,345)		68,869,345 [c]	68,869,345

Total Investments (cost $		1,080,549,015)	106.1%	1,370,114,046
Liabilities, Less Cash and Receivables			(6.1%)	(78,845,954)
Net Assets			100.0%	1,291,268,092
a Non-income producing.
b	A portion of these securities are on loan.At February 29, 2004, the total market value of the fund’s securities on loan is $66,748,884 and the total market value of the collateral held by the fund is $68,869,345.

c	Investments in affiliated money market mutual funds.

See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securtities
on loan, valued at $66,748,884)—Note 1(b):
Unaffiliated issuers		912,909,670	1,202,474,701
Affiliated issuers		167,639,345	167,639,345
Cash			2,575,318
Receivable for investment securities sold			2,436,122
Receivable for shares of Common Stock subscribed			1,498,932
Dividends and interest receivable			771,290
Prepaid expenses			42,011
			1,377,437,719

Liabilities ($):
Due to The Dreyfus Corporation and affiliates			1,315,842
Liability for securities on loan—Note 1(b)			68,869,345
Payable for investment securities purchased			12,716,573
Payable for shares of Common Stock redeemed			2,685,392
Accrued expenses			582,475
			86,169,627

Net Assets ( $)			1,291,268,092

Composition of Net Assets ($):
Paid-in capital			1,080,407,327
Accumulated investment (loss)—net			(3,196,826)
Accumulated net realized gain (loss) on investments			(75,507,440)
Accumulated net unrealized appreciation
(depreciation) on investments			289,565,031

Net Assets ( $)			1,291,268,092

Shares Outstanding
(100 million shares of	$.001 par value Common Stock authorized)		31,966,698
Net Asset Value,		offering and redemption price per share—Note 3(e) ($)	40.39

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2004 (Unaudited)

Investment Income ( $):
Income:
Cash dividends (net of $10,291 foreign taxes withheld at source):
Unaffiliated issuers	4,470,234
Affiliated issuers	215,610
Income on securities lending	86,404
Total Income	4,772,248
Expenses:
Management fee—Note 3(a)	5,516,712
Shareholder servicing costs—Note 3(b)	2,336,095
Custodian fees—Note 3(b)	36,327
Professional fees	20,080
Prospectus and shareholders’ reports	17,125
Directors’ fees and expenses—Note 3(c)	16,710
Registration fees	12,034
Loan commitment fees—Note 2	4,286
Interest expense—Note 2	136
Miscellaneous	9,569
Total Expenses	7,969,074
Investment (Loss)—Net	(3,196,826)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	145,528,496
Net unrealized appreciation (depreciation) on investments	62,464,956
Net Realized and Unrealized Gain (Loss) on Investments	207,993,452
Net Increase in Net Assets Resulting from Operations	204,796,626

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Operations ($):
Investment (loss)—net	(3,196,826)	(5,710,459)
Net realized gain (loss) on investments	145,528,496	(90,398,835)
Net unrealized appreciation
(depreciation) on investments	62,464,956	311,744,667
Net Increase (Decrease) in Net Assets
Resulting from Operations	204,796,626	215,635,373

Capital Stock Transactions ($):
Net proceeds from shares sold	201,562,068	238,549,701
Cost of shares redeemed	(286,024,670)	(357,255,243)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(84,462,602)	(118,705,542)
Total Increase (Decrease) in Net Assets	120,334,024	96,929,831

Net Assets ($):
Beginning of Period	1,170,934,068	1,074,004,237
End of Period	1,291,268,092	1,170,934,068

Capital Share Transactions (Shares):
Shares sold	5,402,192	8,303,421
Shares redeemed	(7,689,237)	(12,612,908)
Net Increase (Decrease) in Shares Outstanding	(2,287,045)	(4,309,487)

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-
tributions.These figures have been derived from the fund’s financial statements.
	Six Months Ended
	February 29, 2004				Year Ended August 31,

	(Unaudited)		2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	34.18		27.85	36.06	40.61	30.35	20.20
Investment Operations:
Investment (loss)—net[a]	(.10)		(.16)	(.16)	(.15)	(.14)	(.13)
Net realized and
unrealized gain (loss)
on investments	6.31		6.49	(7.21)	(3.81)	10.47	10.33
Total from
Investment Operations	6.21		6.33	(7.37)	(3.96)	10.33	10.20
Distributions:
Dividends from net realized
gain on investments	—		—	(.84)	(.59)	(.07)	(.05)
Net asset value,
end of period	40.39		34.18	27.85	36.06	40.61	30.35

Total Return (%)	18.16[b]		22.77	(20.78)	(9.80)	34.07	50.54

Ratios/Supplemental Data (%):
Ratio of expenses
to average net assets	.65[b]		1.38	1.34	1.29	1.26	1.38
Ratio of net investment
(loss) to average
net assets	(.26)	[b]	(.56)	(.49)	(.39)	(.37)	(.49)
Portfolio Turnover Rate	29.70[b]		50.27	36.24	77.63	76.00	100.40

Net Assets,
end of period
($ x 1,000)	1,291,268	1,170,934		1,074,004	1,379,534	1,322,996	358,624
a	Based on average shares outstanding at each month end
b	Not annualized.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Leaders Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26, 2004, offers thirteen series including the fund.The fund’s investment objective is capital growth.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to existing shareholders without a sales charge.The fund is closed to new investors.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions,

14

are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $120,176,776 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2003. If not applied, $41,577,051 of the carryover expires in fiscal 2010 and $78,599,725 expires in fiscal 2011.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of the borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended February 29, 2004 was approximately $9,600, with a related weighted average annualized interest rate of 1.42%.

16

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .90 of 1% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25 of 1% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, the fund was charged $1,532,420 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $101,299 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2004, the fund was charged $36,327 pursuant to the custody agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

money market mutual funds as shown in the fund’s Statement of Investments. Management fees of the underlying money market mutual funds have been waived by the Manager. During the period ended February 29, 2004, the fund derived $215,610 in income from these investments, which is included in dividend income in the fund’s Statement of Operations.

(e) A 1% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege.

(f) During the period ended February 29, 2004, the fund incurred total brokerage commissions of $1,221,455, of which $3,570 was paid to Harborside Plus Inc., a wholly-owned subsidiary of Mellon Financial Corporation.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2004, amounted to $349,279,893 and $459,496,899, respectively.

At February 29, 2004, accumulated net unrealized appreciation on investments was $289,565,031, consisting of 308,704,851 gross unrealized appreciation and $19,139,820 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of

18

the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund 19

NOTES

For More Information

Dreyfus
Emerging Leaders Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166
To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation

0259SA0204

Dreyfus
Large Company
Value Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

Dreyfus
Large Company Value Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Large Company Value Fund covers the six-month period from September 1, 2003, through February 29, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Douglas D. Ramos, CFA.

The stock market rally that began during the spring of 2003 continued to gain momentum through the end of the reporting period.With the U.S. economy on firmer footing, corporate spending and investment began to improve after several years of cost-cutting, and a weakening U.S. dollar relative to most major foreign currencies helped boost overseas sales for many companies. As a result, recent earnings reports contained more positive surprises than negative ones, bolstering investor confidence.

However, stocks that may have gained too much value too quickly during the current rally may be vulnerable to a correction over the near term. While we believe that the prospects for the stock market remain generally positive over the long run, equity investors should be prepared to weather day-to-day volatility as they pursue their long-term goals. As always, we encourage you to talk with your financial advisor regularly about these issues and the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Douglas D. Ramos, CFA, Portfolio Manager

How did Dreyfus Large Company Value Fund perform relative to its benchmark?

For the six-month period ended February 29, 2004, the fund produced a total return of 15.19%.1 This compares with the performance of the fund’s benchmark, the Russell 1000 Value Index (the “Index”), which produced a total return of 17.53% for the same period.2

We attribute these results to a broadly based rise in stock prices prompted by continuing U.S. economic growth and improving corporate earnings.The fund participated in the market’s climb to a significant degree, producing particularly strong returns in the financials, consumer staples and industrials sectors. However, investors generally favored lower-quality, small- to midcap stocks more than the higher-quality, larger-cap stocks on which the fund focuses, a trend that hurt the fund’s performance relative to the benchmark.

What is the fund’s investment approach?

The fund seeks capital appreciation. To pursue this goal, it normally invests at least 80% of its total assets in large capitalization stocks. Large capitalization stocks are those with a market capitalization in excess of $5 billion at the time of purchase. The fund’s stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers, including those issued in initial public offerings.

In choosing stocks, the fund employs a “bottom-up” approach, primarily focusing on large companies with strong positions in their industries and a catalyst that can trigger a price increase, such as a corporate restructuring or a change in management.We use fundamental analysis to create a broadly diversified value portfolio, normally with a

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

weighted average p/e ratio less than or equal to that of the S&P 500 and a long-term projected earnings growth rate greater than or equal to that of the S&P 500.The manager selects stocks based on:

  value, or how a stock is priced relative to its perceived intrinsic worth;
  growth, in this case the sustainability or growth of earnings or cash flow; and
  financial profile, which measures the financial health of the company.

The fund typically sells a security when we believe there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

What other factors influenced the fund’s performance?

Historically low interest rates prompted a wave of home refinancings that benefited mortgage lenders.The fund capitalized on this trend by investing in financial services providers with significant home mortgage exposure, such as New York Community Bancorp,Countrywide Financial and Greenpoint Financial. In the consumer staples area,the fund avoided areas of weak growth and increasing competition,such as grocery chains.Instead,the fund received stronger contributions to performance from stocks that we believed were attractively valued relative to their growth rates, such as tobacco company Altria Group, formerly known as Philip Morris.Similarly,among industrial companies,the fund avoided defense contractors whose stocks had risen to higher levels than we believed were justified by their growth prospects.Instead,the fund invested in companies such as Tyco International, a diversified industrial conglomerate, which rose on the strength of increasing global industrial demand.

While the fund produced positive returns in all of the benchmark’s economic sectors, performance in some areas trailed the averages. Among consumer discretionary holdings, strong gains in gaming and recreational stocks Mandalay Resort Group and Royal Caribbean International were undermined by weakness among retail and restaurant stocks that failed to meet sales targets, such as Office Depot, Abercrombie & Fitch and Darden Restaurants. In addition, stock

4

prices of media holdings such as Liberty Media and Viacom remained generally flat due to slow growth in advertising revenues. The fund’s technology stocks provided similarly mixed results. Some holdings, such as Motorola, performed well. However, the technology sector’s rise was led by previously beaten-down issues, most of which failed to meet our criteria for financial soundness and sustainable earnings growth.Technology returns also were hurt by a pullback in semiconductor stocks such as Novellus Systems that had risen substantially in prior reporting periods. In health care, positions in drug developers Biovail and Medimmune suffered declines due to disappointments related to specific products. Finally, oil and gas exploration and production company Devon Energy generated relatively weak returns when the company failed to replace dwindling reserves.

What is the fund’s current strategy?

As of the end of February, we have positioned the fund to seek to benefit from a continued expansion of U.S. economic growth. Accordingly, we have invested a slightly greater percentage of assets than the benchmark in the industrials, technology and materials and processing sectors. We also have found a slightly greater than average number of individual investment opportunities in the health care sector. On the other hand, the fund has lighter than average exposure to the financials, consumer staples, energy, telecommunications and utilities sectors.

March 15, 2004

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund 5

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—97.8%	Shares	Value ($)

Banking—10.7%
Bank of America	19,000	1,556,480
Bank of New York	14,000	462,000
Bank One	15,800	852,884
FleetBoston Financial	11,300	508,839
National City	5,000	178,500
New York Community Bancorp	29,333	1,030,186
U.S. Bancorp	23,000	656,190
Wachovia	8,000	383,760
Wells Fargo & Co.	21,600	1,238,760
		6,867,599
Consumer Discretionary—12.5%
Carnival	8,000	354,960
Clear Channel Communications	7,100	305,584
Comcast, Cl. A	8,204 [a]	246,448
Disney (Walt)	31,500	835,695
Eastman Kodak	7,000	199,780
General Motors	5,000 [b]	240,600
Hilton Hotels	12,000	192,360
Home Depot	9,000	326,790
Lamar Advertising	8,000 [a]	317,600
Liberty Media, Cl. A	29,200 [a]	332,880
Mandalay Resort Group	11,000	565,400
McDonald’s	27,100	766,930
Michaels Stores	9,000	432,360
Royal Caribbean Cruises	11,000 [b]	486,750
TJX Cos.	13,000	306,150
Target	7,400	325,304
Time Warner	50,000 [a]	862,500
Toyota Motor, ADR	5,000	345,650
Viacom, Cl. B	15,000	576,900
		8,020,641
Consumer Staples—3.4%
Altria Group	25,200	1,450,260
PepsiCo	7,800	404,820
Smithfield Foods	14,000 [a]	358,120
		2,213,200

6

Common Stocks (continued)	Shares	Value ($)

Energy—8.6%
Anadarko Petroleum	6,000	307,500
BJ Services	8,000 [a]	346,320
ChevronTexaco	11,000	971,850
ConocoPhillips	7,000	482,090
Exxon Mobil	72,442	3,054,879
Schlumberger	6,000	386,940
		5,549,579
Finance—21.6%
American Express	12,400	662,408
American International Group	19,129	1,415,546
Axis Capital	11,900	363,069
CIT Group	10,000	394,700
Capital One Financial	5,000	353,600
Citigroup	58,207	2,925,484
Countrywide Financial	3,600	329,868
Developers Diversified Realty	6,000	220,620
Fannie Mae	10,200	763,980
Fidelity National Financial	13,200	516,252
Freddie Mac	5,700	352,944
Goldman Sachs Group	5,000	529,350
GreenPoint Financial	14,000	610,680
J.P. Morgan Chase & Co.	18,800	771,176
MBNA	12,600	344,358
Merrill Lynch & Co.	16,000	979,360
Morgan Stanley	13,400	800,784
Reinsurance Group of America	8,100	327,645
RenaissanceRe	6,000	317,700
Travelers Property Casualty, Cl. A	17,860	324,337
Willis Group	14,200	544,570
		13,848,431
Health Care—6.2%
Barr Pharmaceuticals	5,000 [a]	387,050
Becton, Dickinson & Co.	6,000	291,900
Bristol-Myers Squibb	12,200	339,404
DaVita	8,000 [a]	364,080
Fisher Scientific International	7,000 [a]	372,750

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
IVAX	27,000 [a]	601,020
Merck & Co.	12,500	601,000
Novartis, ADR	7,000 [b]	309,050
PacifiCare Health Systems	6,000 [a]	214,200
Pfizer	9,000	329,850
Watson Pharmaceuticals	4,000 [a]	183,680
		3,993,984
Industrials—9.9%
CSX	9,000	283,770
Caterpillar	8,000	606,000
Cooper Industries, Cl. A	6,000	317,460
Cummins	5,000	247,000
Deere & Co.	6,000	385,380
Emerson Electric	5,000	312,400
Grainger (W.W.)	6,000	283,500
Honeywell International	9,000	315,450
Illinois Tool Works	4,000	318,080
Ingersoll-Rand, Cl. A	10,000	664,800
Manpower	7,000	313,250
Navistar International	7,000 [a]	326,200
Norfolk Southern	14,000	310,240
Republic Services	14,000	367,360
Rockwell Collins	7,000	227,780
Tyco International	12,000	342,840
United Technologies	4,000	368,440
Waste Management	12,000	342,000
		6,331,950
Information Technology—8.7%
Accenture, Cl. A	15,500 [a]	358,050
Agilent Technologies	6,000 [a]	205,140
Apple Computer	13,000 [a]	311,090
Computer Sciences	8,000 [a]	334,320
EMC	32,000 [a]	458,240
Flextronics International	25,000 [a]	452,500
Hewlett Packard	37,790	858,211
International Business Machines	10,300	993,950

8

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Lucent Technologies	48,000 [a,b]	201,120
Motorola	22,600	416,970
Oracle	23,000 [a]	296,240
PeopleSoft	14,000 [a]	302,120
Sun Microsystems	35,000 [a]	186,900
Thermo Electron	8,000 [a]	224,560
		5,599,411
Materials—6.4%
Air Products & Chemicals	7,000	337,680
Alcoa	8,200	307,254
Dow Chemical	7,430	322,982
du Pont (E.I.) de Nemours	10,800	486,972
International Paper	14,500	641,770
PPG Industries	5,000	293,450
Phelps Dodge	4,000 [a]	345,040
Praxair	12,000	435,840
Sonoco Products	15,000	374,250
Weyerhaeuser	8,500	554,625
		4,099,863
Telecommunication Services—4.4%
AT&T	8,000	160,240
BellSouth	11,500	316,940
SBC Communications	25,758	618,450
Sprint (PCS Group)	28,000 [a]	252,000
Telefonos de Mexico, ADR	9,000	305,730
Verizon Communications	31,000	1,188,230
		2,841,590
Utilities—5.4%
Exelon	9,300	624,402
FPL Group	5,000	328,250
MCI	8,000 [a]	176,000
NiSource	14,000	303,940
PG&E	14,000 [a]	394,380
Progress Energy	8,000	369,280
Puget Energy	13,000	292,500
Southern	10,000	303,200

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)			Shares		Value ($)

Utilities (continued)
TXU			13,000		365,690
Wisconsin Energy			10,000		323,200
					3,480,842
Total Common Stocks
(cost $	48,232,176)				62,847,090

			Principal
Short-Term Investments—3.2%			Amount ($)		Value ($)

U.S. Treasury Bills:
.84%, 3/4/2004			389,000		388,969
.83%, 3/11/2004			201,000		200,948
.90%, 3/18/2004			1,061,000		1,060,533
.83%, 4/08/2004			245,000		244,772
.87%, 4/22/2004			135,000		134,826
Total Short-Term Investments
(cost $	2,030,091)				2,030,048

Investment of Cash Collateral
for Securities Loaned—2.0%			Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Money Market Fund
(cost $	1,306,000)		1,306,000	[c]	1,306,000

Total Investments (cost $		51,568,267)	103.0%		66,183,138
Liabilities, Less Cash and Receivables			(3.0%)		(1,941,439)
Net Assets			100.0%		64,241,699
a Non-income producing.
b	All of these securities are on loan.At February 29, 2004, the total market value of the fund’s securities on loan is $1,237,520 and the total market value of the collateral held by the fund is $1,306,000.

c	Investment in affiliated money market mutual fund.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on
loan, valued at $1,237,520)—Note 1(c):
Unaffiliated issuers		50,262,267	64,877,138
Affiliated issuers		1,306,000	1,306,000
Cash			79,301
Dividends and interest receivable			108,667
Receivable for shares of Common Stock subscribed			18,772
Prepaid expenses			7,639
			66,397,517

Liabilities ($):
Due to The Dreyfus Corporation and affiliates			59,368
Liability for securities on loan—Note 1(c)			1,306,000
Payable for investment securities purchased			625,918
Payable for shares of Common Stock redeemed			116,477
Accrued expenses			48,055
			2,155,818

Net Assets ( $)			64,241,699

Composition of Net Assets ($):
Paid-in capital			54,923,182
Accumulated undistributed investment income—net			213,020
Accumulated net realized gain (loss) on investments			(5,509,374)
Accumulated net unrealized appreciation
(depreciation) on investments			14,614,871

Net Assets ( $)			64,241,699

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)			3,312,067
Net Asset Value,	offering and redemption
price per share—Note 3(d) ($)			19.40

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2004 (Unaudited)

Investment Income ( $):
Income:
Cash dividends (net of $306 foreign taxes withheld at source)	643,838
Interest	4,484
Income on securities lending	644
Total Income	648,966
Expenses:
Management fee—Note 3(a)	236,234
Shareholder servicing costs—Note 3(b)	127,810
Legal fees	28,618
Auditing fees	15,527
Registration fees	8,660
Prospectus and shareholders’ reports	7,502
Custodian fees—Note 3(b)	6,620
Directors’ fees and expenses—Note 3(c)	2,376
Interest expense—Note 2	486
Miscellaneous	1,744
Total Expenses	435,577
Investment Income—Net	213,389

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,396,426
Net realized gain (loss) on financial futures	47,326
Net Realized Gain (Loss)	2,443,752
Net unrealized appreciation (depreciation) on investments	6,171,824
Net Realized and Unrealized Gain (Loss) on Investments	8,615,576
Net Increase in Net Assets Resulting from Operations	8,828,965

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Operations ($):
Investment income—net	213,389	449,953
Net realized gain (loss) on investments	2,443,752	(4,988,206)
Net unrealized appreciation
(depreciation) on investments	6,171,824	8,461,390
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,828,965	3,923,137

Dividends to Shareholders from ($):
Investment income—net	(450,145)	(523,888)

Capital Stock Transactions ($):
Net proceeds from shares sold	3,747,827	5,804,940
Dividends reinvested	432,722	508,603
Cost of shares redeemed	(14,309,716)	(12,288,513)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(10,129,167)	(5,974,970)
Total Increase (Decrease) in Net Assets	(1,750,347)	(2,575,721)

Net Assets ($):
Beginning of Period	65,992,046	68,567,767
End of Period	64,241,699	65,992,046
Undistributed investment income—net	213,020	449,776

Capital Share Transactions (Shares):
Shares sold	206,098	375,358
Shares issued for dividends reinvested	24,161	32,984
Shares redeemed	(806,632)	(807,364)
Net Increase (Decrease) in Shares Outstanding	(576,373)	(399,022)

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

			Ten Months
Six Months Ended				Ended
February 29, 2004			Year Ended August 31,	August 31,	Year Ended October 31,

	(Unaudited)	2003	2002	2001[a]	2000	1999	1998

Per Share Data ($):
Net asset value,
beginning of period	16.97	15.99	19.70	22.51	24.04	21.23	21.35
Investment Operations:
Investment income—net	.06[b]	.11[b]	.12[b]	.12[b]	.09[b]	.13[b]	.09
Net realized and
unrealized gain (loss)
on investments	2.51	1.00	(2.64)	(1.71)	1.42	2.77	.91
Total from
Investment Operations	2.57	1.11	(2.52)	(1.59)	1.51	2.90	1.00
Distributions:
Dividends from
investment
income—net	(.14)	(.13)	(.10)	(.12)	(.13)	(.09)	(.06)
Dividends from net
realized gain
on investments	—	—	(1.09)	(1.10)	(2.91)	—	(1.06)
Total Distributions	(.14)	(.13)	(1.19)	(1.22)	(3.04)	(.09)	(1.12)
Net asset value,
end of period	19.40	16.97	15.99	19.70	22.51	24.04	21.23

Total Return (%)	15.19[c]	7.00	(13.49)	(7.29)[c]	7.11	13.71	4.83

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.69[c]	1.32	1.25	.99[c]	1.22	1.25	1.24
Ratio of interest expense
and dividends on
securities sold short
to average net assets	.00[c,d]	.00[d]	.00[d]	.00[c,d]	.01	.01	—
Ratio of net investment
income to average
net assets	.34[c]	.72	.66	.59[c]	.43	.55	.36
Portfolio Turnover Rate	35.43[c]	58.45	50.61	89.62[c]	152.15	141.99	156.72

Net Assets, end of period
($ x 1,000)	64,242	65,992	68,568	86,062	94,468	121,861	135,812
a The fund changed its fiscal year from October 31 to August 31.
b	Based on average shares outstanding at each month end.
c	Not annualized. d Amount represents less than .01%.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Company Value Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26, 2004, offers thirteen series including the fund.The fund’s investment objective is capital appreciation.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions,

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

16

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $4,500,806 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2003. If not applied, $1,306,769 of the carryover expires in fiscal 2010 and $3,194,037 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended February 28, 2003 was as follows: ordinary income $523,888.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under both arrangements during the period ended February 29, 2004 was approximately $32,200 with a related weighted average annualized interest rate of 1.51%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25 of 1% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance

18

of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, the fund was charged $78,745 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $21,294 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2004, the fund was charged $6,620 pursuant to the custody agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A 1% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2004, amounted to $21,758,807 and $32,559,629 respevtively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

deposits with a broker, which consist of cash or cash equivalents up to approximately 10% of the contract amount.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At February 29, 2004, there were no financial futures contracts outstanding.

At February 29,2004,accumulated net unrealized appreciation on investments was $14,614,871, consisting of $15,050,122 gross unrealized appreciation and $435,251 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

20

For More Information

Dreyfus
Large Company Value Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166
To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation

0251SA0204

Dreyfus
Midcap Value Fund

SEMIANNUAL REPORT February 29, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

Dreyfus
Midcap Value Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Midcap Value Fund covers the six-month period from September 1, 2003, through February 29, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio managers, Peter Higgins and David Daglio.

The stock market rally that began during the spring of 2003 continued to gain momentum through the end of the reporting period.With the U.S. economy on firmer footing, corporate spending and investment began to improve after several years of cost-cutting, and a weakening U.S. dollar relative to most major foreign currencies helped boost overseas sales for many companies. As a result, recent earnings reports contained more positive surprises than negative ones, bolstering investor confidence.

However, stocks that may have gained too much value too quickly during the current rally may be vulnerable to a correction over the near term. While we believe that the prospects for the stock market remain generally positive over the long run, equity investors should be prepared to weather day-to-day volatility as they pursue their long-term goals. As always, we encourage you to talk with your financial advisor regularly about these issues and the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Peter Higgins and David Daglio, Portfolio Managers

How did Dreyfus Midcap Value Fund perform relative to its benchmark?

For the six-month period ended February 29, 2004, Dreyfus Midcap Value Fund produced a 24.78% total return.1This compares with the 20.24% return provided by the fund’s benchmark, the Russell Midcap Value Index (the “Index”), for the same period.2

Both the U.S. economy and the stock market continued to recover during the reporting period, supporting the fund’s performance. We are pleased that the fund outperformed its benchmark, which we attribute to the success of our security selection strategy in a wide range of industry groups, most notably the basic industries, utilities and energy sectors.

On September 16, 2003, David Daglio replaced Brian Ferguson as a co-primary portfolio manager of this fund with Peter Higgins. Mr. Higgins has been a primary portfolio manager of this fund since its inception.

What is the fund’s investment approach?

The fund’s goal is to surpass the performance of the Index by investing in midcap companies that we believe are inexpensive relative to certain financial measurements of their intrinsic worth, profitability or business prospects.

We identify potential investments through extensive quantitative and fundamental research.When selecting stocks for the fund, we emphasize three key factors:

  Value, or how a stock is priced relative to its intrinsic worth based on a variety of traditional measures;
  Business health, as defined by the company’s overall efficiency and profitability; and
  Business momentum, or the presence of a catalyst such as corporate

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

restructuring, change in management or a spin-off that could trigger an increase in the stock’s price in the near term.

We typically sell a stock when we no longer consider it attractively valued, when it appears less likely to benefit from the current market and economic environment, when it shows deteriorating fundamentals or declining momentum or when its performance falls short of our expectations.

What other factors influenced the fund’s performance?

As the U.S. economy recovered during the reporting period, the stock market continued to rally. At the same time, many corporations boosted their profit margins when sales began to accelerate after they had implemented significant cost-cutting programs and refinanced their debt at lower interest rates. Low interest rates, tax cuts and opportunities to refinance their mortgages also helped keep consumers’ spending levels high. In this favorable environment, the fund produced positive returns in all 11 of the market sectors represented in its benchmark.

Basic industries stocks made the greatest contribution to the fund’s return during the reporting period. For example, U.S. Steel saw business conditions improve amid higher commodity prices and rising demand for scrap metal from China. Coal companies such as Massey Energy benefited from the use of coal in steel manufacturing and the commodity’s role as an energy-producing substitute for natural gas. Because oil and gas prices rose during the reporting period, Massey Energy was able to increase coal prices and its earnings.

The utilities group also contributed positively to the fund’s relative performance. Sprint PCS and AT&T Wireless began the reporting period at relatively low price levels, primarily because of investors’ concerns that the introduction of portable wireless phone numbers in November 2003 might lead many customers to change wireless carriers. However, these fears largely proved to be unfounded, and the fund’s wireless stocks rose as investors’ concerns waned.

4

The energy sector also posted strong returns during the reporting period.We increased the fund’s exposure to energy companies earlier in 2003, after their valuations had fallen to what we considered to be low levels compared to other areas of the market. Subsequently, rising global demand and higher energy prices benefited several fund holdings, including Weatherford International Ltd., an energy service company and drillers Nabors Industries and Transocean Inc.

On the other hand, the fund’s positive returns in the consumer durables and health care sectors lagged their respective components in the Index. However, the degree of each sectors’ underperformance relative to its benchmark was less than one percentage point.

What is the fund’s current strategy?

As of the end of the reporting period, we have continued to seek fundamentally sound, attractively valued companies for which we have identified a catalyst that can drive the stock’s price higher. For example, we are hopeful that electronics retailer Circuit City will benefit from rising consumer demand for high definition televisions (HDTV). Similarly, home goods chain Linens ‘n Things may see higher sales after recently changing the stores’ mix of products to reflect regional trends. Among industrial companies, truck and engine manufacturer Navistar International may soon experience a recovery after a change in environmental rules temporarily depressed truck sales. Other areas in which we recently have found opportunities that we believe are attractively valued include the energy, health care and transportation sectors.

March 15, 2004

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell Midcap Value Index is a widely accepted, unmanaged index of medium-cap stock market performance and measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—99.1%	Shares	Value ($)

Basic Industries—6.9%
Arch Coal	116,000	3,396,480
Boise Cascade	78,300	2,638,710
Eastman Chemical	74,300	3,146,605
Great Lakes Chemical	319,800	8,122,920
Hercules	89,400 [a]	1,063,860
IMC Global	557,800	6,303,140
International Steel Group	347,300 [a]	13,617,633
Massey Energy	529,080	11,147,716
Peabody Energy	139,300	5,962,040
Smurfit-Stone Container	574,700 [a]	10,666,432
Timken	264,100	5,804,918
United States Steel	638,100 [b]	23,450,175
		95,320,629
Broadcasting and Publishing—.5%
Belo, Cl. A	228,200	6,366,780
Capital Goods—6.4%
AGCO	437,100 [a]	8,151,915
Dana	535,640	11,457,340
Flowserve	462,900 [a]	10,058,817
General Dynamics	83,700	7,710,444
IKON Office Solutions	1,431,300	16,823,678
NCR	375,420 [a]	16,803,799
Navistar International	316,700 [a]	14,758,220
Northrop Grumman	32,100	3,245,631
		89,009,844
Consumer Durables—1.4%
Black & Decker	46,300	2,386,302
Centex	55,900	5,970,120
Maytag	164,630	4,647,505
Stanley Works	179,900	6,967,527
		19,971,454
Consumer Non-Durables—5.5%
Del Monte Foods	2,098,100 [a]	22,869,290
Eastman Kodak	323,900 [b]	9,244,106
Energizer Holdings	91,500 [a]	4,270,305
H.J. Heinz	77,700	2,968,917

6

Common Stocks (continued)	Shares	Value ($)

Consumer Non-Durables (continued)
Newell Rubbermaid	892,100	22,828,839
Polo Ralph Lauren	135,900	4,562,163
R.J. Reynolds Tobacco	83,700 [b]	5,166,801
Reader’s Digest Association	352,910	4,764,285
		76,674,706
Consumer Services—14.4%
Abercrombie & Fitch, Cl. A	438,500	13,825,905
Allied Waste Industries	467,100 [a]	5,899,473
American Eagle Outfitters	135,500 [a]	3,304,845
AutoZone	127,700 [a]	11,454,690
Brinker International	235,100 [a]	8,846,813
Caesars Entertainment	224,700 [a]	2,763,810
Cendant	98,700	2,240,490
Circuit City Stores	2,368,700	26,482,066
Clear Channel Communications	160,400	6,903,616
EarthLink	788,240 [a]	7,196,631
Interpublic Group of Companies	267,400 [a]	4,532,430
Kmart	865,200 [a,b]	25,956,000
Kohl’s	253,000 [a]	13,029,500
Kroger	489,700 [a]	9,412,034
Linens ‘n Things	288,500 [a]	9,780,150
Moore Wallace	263,400 [a]	5,257,464
Office Depot	463,300 [a]	8,075,319
Omnicom Group	126,500	10,347,700
R. R. Donnelley & Sons	157,400 [b]	4,999,024
Rent-A-Center	114,300 [a]	3,715,893
Sabre Holdings	321,500	7,294,835
Safeway	405,800 [a]	9,280,646
		200,599,334
Electrical and Electronics—.7%
Seagate Technology	582,400	10,075,520
Energy—11.3%
Chesapeake Energy	734,700	9,418,854
Cooper Cameron	121,000 [a]	5,350,620
ENSCO International	112,900	3,315,873
GlobalSantaFe	757,927	22,358,847

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Grant Prideco	533,760 [a]	8,097,139
Halliburton	347,260	11,098,430
Kerr-McGee	193,400	10,105,150
Nabors Industries	242,040 [a]	11,460,594
Patterson-UTI Energy	234,910 [a]	8,522,535
Tidewater	244,500	8,124,735
Transocean	437,200 [a]	12,888,656
Valero Energy	379,400	22,764,000
Weatherford International	522,600 [a]	23,412,480
		156,917,913
Financial Services—14.7%
Acxiom	755,300	14,713,244
Banknorth Group	113,300	3,776,289
Charter One Financial	160,510	5,813,672
Comerica	57,200	3,291,288
E*TRADE Financial	1,970,180 [a]	28,193,276
Hartford Financial Services Group	143,900	9,425,450
Janus Capital Group	1,686,500	28,872,880
KeyCorp	203,000	6,581,260
Knight Trading Group	853,780 [a]	11,833,391
Lincoln National	62,200	2,887,946
MBIA	105,200	6,921,108
PMI Group	619,500 [b]	24,532,200
PNC Financial Services	109,100	6,395,442
Radian Group	219,700	9,600,890
UnumProvident	1,738,040 [b]	25,757,753
W Holding Co.	417,700	8,370,708
XL Capital, Cl. A	88,100	6,753,746
		203,720,543
Health Care—8.8%
AmerisourceBergen	59,200	3,435,376
Baxter International	683,800	19,912,256
Biovail	1,120,900 [a]	22,933,614
Cephalon	84,200 [a]	4,995,586
Express Scripts	115,000 [a]	8,367,400
IVAX	553,640 [a]	12,324,026

8

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
King Pharmaceuticals	306,580 [a]	5,907,796
McKesson	473,000	12,917,630
Medco Health Solutions	331,200	10,816,992
Pharmaceutical Product Development	302,060 [a]	8,904,729
Shire Pharmaceuticals Group, ADR	387,880 [a]	11,993,250
		122,508,655
Insurance—1.8%
Assurant	146,100 [a]	3,760,614
Conseco	302,000 [a]	6,628,900
Endurance Specialty Holdings	166,000	5,509,540
Reinsurance Group of America	219,100	8,862,595
		24,761,649
Leisure and Tourism—.8%
Mandalay Resort	120,800	6,209,120
Orbitz, Cl. A	174,100 [a,b]	4,545,751
		10,754,871
Technology—15.8%
Advanced Micro Devices	1,172,600 [a]	17,589,000
Agere Systems, Cl. A	3,959,000 [a,b]	15,360,920
Axcelis Technologies	615,800 [a]	7,044,752
BearingPoint	572,300 [a]	6,094,995
Celestica	887,700 [a]	15,916,461
Compuware	1,614,800 [a]	12,660,032
DST Systems	194,600 [a]	8,710,296
DuPont Photomasks	234,770 [a,b]	5,216,589
Electronic Data Systems	158,000 [b]	3,025,700
Fairchild Semiconductor International	223,445 [a]	5,764,881
Flextronics International	752,980 [a,b]	13,628,938
Infineon Technologies, ADR	565,500 [a,b]	7,973,550
JDS Uniphase	1,822,900 [a]	8,932,210
McDATA, Cl. A	514,800 [a]	4,149,288
McDATA, Cl. B	56,700 [a]	458,136
Network Associates	779,400 [a]	13,670,676
Parametric Technology	3,221,630 [a]	14,690,633
PeopleSoft	404,000 [a]	8,718,320
Sanmina-SCI	979,240 [a]	12,426,556

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Solectron	430,570 [a]	2,751,342
3Com	642,169 [a]	4,495,183
Unisys	662,640 [a]	9,363,103
United Microelectronics, ADR	4,011,550 [a,b]	20,900,176
		219,541,737
Telecommunications—1.8%
Global Crossing	102,200 [a]	2,759,400
Sprint (PCS Group)	2,507,630 [a,b]	22,568,670
		25,328,070
Transportation—4.7%
Burlington Northern Santa Fe	85,900	2,764,262
CNF	154,600	5,140,450
Continental Airlines, Cl. B	530,300 [a,b]	7,768,895
Delta Air Lines	2,022,030 [a,b]	18,157,829
Norfolk Southern	147,900	3,277,464
Yellow Roadway	905,500 [a]	28,604,745
		65,713,645
Utilities—3.6%
Calpine	3,750,970 [a,b]	20,668,909
CenturyTel	134,100	3,831,237
DTE Energy	82,900	3,354,134
Dominion Resources	72,500	4,555,175
Entergy	60,100	3,563,329
Exelon	65,400	4,390,956
FirstEnergy	131,800	5,091,434
PPL	91,100	4,238,883
		49,694,057
Total Common Stocks
(cost $1,124,880,831)		1,376,959,407

10

			Principal
Short-Term Investments—.9%			Amount ($)		Value ($)

U.S. Treasury Bills:
.88%, 3/18/2004			280,000		279,877
.91%, 3/25/2004			11,008,000		11,001,285
.86%, 4/22/2004			765,000		764,013
Total Short-Term Investments
(cost $	12,045,255)				12,045,175

Investment of Cash Collateral
for Securities Loaned—7.8%			Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	108,556,200)		108,556,200	[c]	108,556,200

Total Investments (cost $		1,245,482,286)	107.8%		1,497,560,782
Liabilities, Less Cash and Receivables			(7.8%)		(108,563,832)
Net Assets			100.0%		1,388,996,950
a Non-income producing.
b	A portion of these securities are on loan.At February 29, 2004, the total market value of the fund’s securities on loan is $102,740,349 and the total market value of the collateral held by the fund is $108,556,200.

c	Investment in affiliated money market mutual fund.

See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $102,740,349)—Note 1(b):
Unaffiliated issuers		1,136,926,086	1,389,004,582
Affiliated issuers		108,556,200	108,556,200
Cash			2,625,871
Receivable for investment securities sold			24,492,891
Dividends and interest receivable			1,012,050
Receivable for shares of Common Stock subscribed			671,663
Prepaid expenses			43,236
			1,526,406,493

Liabilities ($):
Due to The Dreyfus Corporation and affiliates			1,189,956
Liability for securities on loan—Note 1(b)			108,556,200
Payable for investment securities purchased			25,783,301
Payable for shares of Common Stock redeemed			1,042,560
Accrued expenses			837,526
			137,409,543

Net Assets ( $)			1,388,996,950

Composition of Net Assets ($):
Paid-in capital			1,362,305,857
Accumulated investment (loss)—net			(1,879,494)
Accumulated net realized gain (loss) on investments			(223,507,909)
Accumulated net unrealized appreciation
(depreciation) on investments			252,078,496

Net Assets ( $)			1,388,996,950

Shares Outstanding
(100 million shares of	$.001 par value Common Stock authorized)		46,674,753
Net Asset Value,		offering and redemption price per share—Note 3(d) ($)	29.76

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2004 (Unaudited)

Investment Income ( $):
Income:
Cash dividends (net of $4,636 foreign taxes withheld at source)	4,818,420
Income on securities lending	103,267
Interest	50,605
Total Income	4,972,292
Expenses:
Management fee—Note 3(a)	4,390,770
Shareholder servicing costs—Note 3(b)	2,284,048
Custodian fees—Note 3(b)	61,330
Prospectus and shareholders’ reports	33,085
Professional fees	32,129
Registration fees	23,264
Directors’ fees and expenses—Note 3(c)	14,452
Interest expense—Note 2	4,156
Miscellaneous	8,552
Total Expenses	6,851,786
Investment (Loss)—Net	(1,879,494)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	155,063,506
Net unrealized appreciation (depreciation) on investments	107,822,398
Net Realized and Unrealized Gain (Loss) on Investments	262,885,904
Net Increase in Net Assets Resulting from Operations	261,006,410

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Operations ($):
Investment (loss)—net	(1,879,494)	(3,304,357)
Net realized gain (loss) on investments	155,063,506	(121,055,970)
Net unrealized appreciation
(depreciation) on investments	107,822,398	370,254,431
Net Increase (Decrease) in Net Assets
Resulting from Operations	261,006,410	245,894,104

Capital Stock Transactions ($):
Net proceeds from shares sold	349,482,917	288,289,837
Cost of shares redeemed	(226,846,531)	(329,098,606)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	122,636,386	(40,808,769)
Total Increase (Decrease) in Net Assets	383,642,796	205,085,335

Net Assets ($):
Beginning of Period	1,005,354,154	800,268,819
End of Period	1,388,996,950	1,005,354,154

Capital Share Transactions (Shares):
Shares sold	13,063,839	14,813,268
Shares redeemed	(8,544,603)	(18,190,831)
Net Increase (Decrease) in Shares Outstanding	4,519,236	(3,377,563)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-
tributions.These figures have been derived from the fund’s financial statements.
	Six Months Ended
	February 29, 2004				Year Ended August 31,

	(Unaudited)		2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	23.85		17.58	26.33	28.11	21.70	15.39
Investment Operations:
Investment (loss)—net[a]	(.04)		(.08)	(.12)	(.06)	(.09)	(.17)
Net realized and unrealized
gain (loss) on investments	5.95		6.35	(6.92)	1.56	7.74	8.26
Total from
Investment Operations	5.91		6.27	(7.04)	1.50	7.65	8.09
Distributions:
Dividends from net realized
gain on investments	—		—	(1.71)	(3.28)	(1.24)	(1.78)
Net asset value, end of period	29.76		23.85	17.58	26.33	28.11	21.70

Total Return (%)	24.78[b]		35.67	(28.81)	7.02	37.60	55.71

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.58[b]		1.35	1.20	1.15	1.27	1.34
Ratio of interest expense
to average net assets	.00[b,c]		.00[c]	.00[c]	.00[c]	.04	.06
Ratio of net investment (loss)
to average net assets	(.16)	[b]	(.43)	(.51)	(.20)	(.38)	(.89)
Portfolio Turnover Rate	65.03[b]		158.01	177.31	191.89	242.27	257.23

Net Assets, end of period
($ x 1,000)	1,388,997	1,005,354		800,269	1,136,242	189,044	98,168
a Based on average shares outstanding at each month end.
b	Not annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Value Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26, 2004, offers thirteen series, including the fund.The fund’s investment objective is to surpass the performance of the Russell Midcap Value Index.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to existing shareholders without a sales charge. The fund is closed to new investors.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities

16

traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $216,697,428 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2003. If not applied, $27,867,725 of the carryover expires in fiscal 2010 and $188,829,703 expires in fiscal 2011.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under both arrangements during the period ended February 29, 2004 was approximately $275,400 with a related weighted average annualized interest rate of 1.51%.

18

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25 of 1% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, the fund was charged $1,463,590 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $152,380 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2004, the fund was charged $61,330 pursuant to the custody agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) A 1% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended February 29, 2004, redemption fees charged and retained by the fund amounted to $154.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2004, amounted to $881,563,564 and $754,768,074, respectively.

At February 29, 2004, accumulated net unrealized appreciation on investments was $252,078,496, consisting of $268,076,430 gross unrealized appreciation and $15,997,934 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

20

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

For More Information

Dreyfus
Midcap Value Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166
To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation

0258SA0204

Dreyfus
Midcap Value
Plus Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

Dreyfus
Midcap Value Plus Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Midcap Value Plus Fund covers the six-month period from September 1, 2003, through February 29, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, David Daglio.

The stock market rally that began during the spring of 2003 continued to gain momentum through the end of the reporting period.With the U.S. economy on firmer footing, corporate spending and investment began to improve after several years of cost-cutting, and a weakening U.S. dollar relative to most major foreign currencies helped boost overseas sales for many companies. As a result, recent earnings reports contained more positive surprises than negative ones, bolstering investor confidence.

However, stocks that may have gained too much value too quickly during the current rally may be vulnerable to a correction over the near term. While we believe that the prospects for the stock market remain generally positive over the long run, equity investors should be prepared to weather day-to-day volatility as they pursue their long-term goals. As always, we encourage you to talk with your financial advisor regularly about these issues and the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

David Daglio, Portfolio Manager

How did Dreyfus Midcap Value Plus Fund perform relative to its benchmark?

For the six-month period ended February 29, 2004, the fund produced a total return of 21.80%.1 In comparison, the fund’s benchmark, the Russell Midcap Value Index (the “Index”), achieved a total return of 20.24% for the same period.2

The stock market continued to rally during the reporting period, as low interest rates, new tax cuts and renewed corporate spending helped stimulate economic growth.The fund proved to be well positioned for the healthier economic environment, enabling it to produce a higher return than that of the Index. Our security selection strategy was particularly effective in adding value in the utilities, basic industries and capital goods sectors.

On September 16, 2003, David Daglio became the primary portfolio manager of the fund.

What is the fund’s investment approach?

The fund’s goal is to exceed the performance of the Russell Midcap Value Index.To pursue this goal, the fund invests primarily in the common stocks of companies whose market values generally range between $2.5 billion and $35 billion at the time of purchase.

When selecting stocks for the fund, we utilize a “bottom-up” approach, where the focus is on individual stock selection rather than attempting to forecast market trends.The fund’s investment approach is value-oriented and research-driven.When selecting stocks, we identify potential investments through extensive quantitative and fundamental research and by focusing on three key factors:

  Value, or how a stock is priced relative to traditional business performance measures;

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  Business health, or overall efficiency and profitability as measured by return on assets and return on equity; and
  Business momentum, or the presence of a catalyst such as corporate restructuring or changes in management that may potentially trigger a price increase in the near- to midterm.

The fund typically sells a stock when it reaches our target price,is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum or falls short of our expectations.

What other factors influenced the fund’s performance?

A number of factors led to a positive shift in investor sentiment during the reporting period, driving stock prices higher.First,as the U.S.economy continued to recover,corporations became more comfortable spending on capital improvements.Second,many companies improved their profit margins after implementing significant cost-cutting programs and refi-nancing their debt.Third,low interest rates,additional income tax cuts and opportunities to refinance their mortgages helped put cash in consumers’pockets for big-ticket and discretionary purchases.Against this favorable economic backdrop, the fund produced positive returns in all 11 of the market sectors represented in its benchmark.

Utilities stocks made the greatest contribution to the fund’s return during the reporting period.The prices of fund holdings Sprint PCS and AT&T Wireless began the reporting period at relatively low levels, primarily because of investors’ concerns that the introduction of portable wireless phone numbers in November 2003 might lead many customers to change carriers. However, these fears largely proved to be unfounded, and these stocks rose as investors’ concerns waned.

The basic industries group also contributed positively to the fund’s performance. Smurfit Stone Container Corporation, a producer of corrugated packaging, benefited from rising demand from customers in the United States and China. Peabody Energy, a large coal company, also flourished as coal increasingly was used as a substitute for natural gas in energy production.

4

Within the capital goods sector, transaction and data warehousing solutions provider NCR Corporation rebounded in anticipation of two new technologies that investors hope will boost the company’s earnings.“Check 21,” a new check-clearing processing system, allows ATMs to scan checks and store an image file, thereby eliminating the need for paper checks.The second, radio frequency identification, uses microchips embedded in product packaging to enable cash registers to scan the prices of items in a cart or bag without removing them at the checkout stand.

While the fund’s investment in the consumer durables and transportation sectors lagged their respective components in the Index, the degree of underperformance in each was relatively small.

What is the fund’s current strategy?

As of the end of the reporting period, we have continued to seek out-of-favor companies that we believe are attractively valued and enjoy solid business fundamentals. While we choose stocks based on their individual merits, not according to economic or market trends, we recently have found more companies meeting our criteria within the retail, energy and health care areas. Conversely, we generally have identified fewer investment opportunities within the financial and utilities areas, where we believe stocks may already have reached full valuations.

March 15, 2004

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through August 31, 2004, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell Midcap Value Index is a widely accepted, unmanaged index of medium-cap stock market performance and measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The Fund 5

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—97.0%	Shares	Value ($)

Basic Industries—4.4%
Boise Cascade	1,500	50,550
Eastman Chemical	1,700	71,995
Peabody Energy	3,500	149,800
Smurfit-Stone Container	12,550 [a]	232,928
United States Steel	5,200	191,100
		696,373
Broadcasting and Publishing—.9%
Belo, Cl. A	5,300	147,870
Capital Goods—6.8%
Dana	7,900	168,981
General Dynamics	1,700	156,604
IKON Office Solutions	25,800	303,150
NCR	3,800 [a]	170,088
Navistar International	5,000 [a]	233,000
Northrop Grumman	600	60,666
		1,092,489
Consumer Durables—1.0%
Stanley Works	4,000	154,920
Consumer Non-Durables—5.4%
Del Monte Foods	35,700 [a]	389,130
H.J. Heinz	1,900	72,599
Newell Rubbermaid	12,300	314,757
R.J. Reynolds Tobacco	1,500	92,595
		869,081
Consumer Services—15.3%
Abercrombie & Fitch, Cl. A	1,700	53,601
American Eagle Outfitters	3,200 [a]	78,048
AutoZone	900 [a]	80,730
Brinker International	5,400 [a]	203,202
Caesars Entertainment	10,060 [a]	123,738
Circuit City Stores	29,100	325,338
Clear Channel Communications	4,200	180,768
Interpublic Group of Companies	6,100 [a]	103,395
Kmart	12,000 [a,b]	360,000
Kroger	15,100 [a]	290,222
Office Depot	9,900 [a]	172,557

6

Common Stocks (continued)	Shares	Value ($)

Consumer Services (continued)
Omnicom Group	3,100	253,580
Safeway	10,000 [a]	228,700
		2,453,879
Energy—7.2%
ENSCO International	2,550	74,894
GlobalSanteFe	7,096	209,332
Halliburton	3,500	111,860
Kerr-McGee	3,100	161,975
Nabors Industries	810 [a]	38,353
Transocean	4,040 [a]	119,099
Valero Energy	3,010	180,600
Weatherford International	5,600 [a]	250,880
		1,146,993
Financial Services—19.8%
Acxiom	10,100	196,748
Banknorth Group	2,200	73,326
Charter One Financial	3,745	135,644
Comerica	900	51,786
E*TRADE Financial	20,300 [a]	290,493
Hartford Financial Services Group	3,500	229,250
Janus Capital Group	20,070	343,599
KeyCorp	4,550	147,511
Lincoln National	1,200	55,716
MBIA	2,400	157,896
PMI Group	8,900	352,440
PNC Financial Services	2,600	152,412
Radian Group	5,200	227,240
UnumProvident	27,600	409,032
W Holding Co.	8,600	172,344
XL Capital, Cl. A	2,190	167,885
		3,163,322
Health Care—7.5%
AmerisourceBergen	1,900	110,257
Baxter International	9,300	270,816
Biovail	13,100 [a]	268,026
IVAX	7,650 [a]	170,289

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
McKesson	1,950	53,255
Medco Health Solutions	4,800	156,768
Pharmaceutical Product Development	1,700 [a]	50,116
Shire Pharmaceuticals Group, ADR	3,800 [a]	117,496
		1,197,023
Insurance—2.2%
Assurant	1,700 [a]	43,758
Conseco	3,600 [a]	79,020
Endurance Specialty Holdings	3,800	126,122
Reinsurance Group of America	2,700	109,215
		358,115
Leisure and Tourism—.8%
Mandalay Resort	2,500 [b]	128,500
Real Estate Investment Trusts—2.0%
Boston Properties	2,400	122,952
CarrAmerica Realty	3,700	119,140
Equity Office Properties Trust	2,500	71,350
		313,442
Technology—11.3%
Advanced Micro Devices	10,300 [a]	154,500
Agere Systems, Cl. A	42,900 [a]	166,452
Celestica	9,800 [a]	175,714
Compuware	18,600 [a]	145,824
DST Systems	1,800 [a]	80,568
Electronic Data Systems	3,900	74,685
Flextronics International	4,200 [a]	76,020
JDS Uniphase	46,400 [a]	227,360
Network Associates	10,700 [a]	187,678
Parametric Technology	21,360 [a]	97,401
PeopleSoft	5,800 [a]	125,164
Unisys	7,200 [a]	101,736
United Microelectronics, ADR	38,689 [a]	201,570
		1,814,672
Telecommunications—2.0%
Sprint (PCS Group)	35,000 [a]	315,000

8

Common Stocks (continued)			Shares		Value ($)

Transportation—5.0%
Burlington Northern Santa Fe			1,700		54,706
Delta Air Lines			41,590	[a]	373,478
Norfolk Southern			2,300		50,968
Yellow Roadway			10,400	[a]	328,536
					807,688
Utilities—5.4%
Calpine			38,390	[a,b]	211,529
DTE Energy			1,700		68,782
Dominion Resources			1,800		113,094
Entergy			1,500		88,935
Exelon			1,900		127,566
FirstEnergy			3,550		137,136
PPL			2,360		109,811
					856,853
Total Common Stocks
(cost $	13,464,723)				15,516,220

			Principal
Short-Term Investments—1.6%			Amount ($)		Value ($)

U.S. Treasury Bills:
.87%, 3/11/2004			22,000		21,994
.91%, 3/25/2004			204,000		203,876
.87%, 4/22/2004			28,000		27,964
Total Short-Term Investments
(cost $	253,836)				253,834

Investment of Cash Collateral
for Securities Loaned—4.0%			Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	637,640)		637,640	[c]	637,640

Total Investments (cost $		14,356,199)	102.6%		16,407,694
Liabilities, Less Cash and Receivables			(2.6%)		(419,807)
Net Assets			100.0%		15,987,887
a Non-income producing.
b	A portion of these securities are on loan.At February 29, 2004, the total market value of the fund’s securities on loan is $621,787 and the total market value of the collateral held by the fund is $637,640.

c	Investment in affiliated money market mutual fund.

See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $621,787)—Note 1(b):
Unaffiliated issuers	13,718,559	15,770,054
Affiliated issuers	637,640	637,640
Cash		67,530
Receivable for investment securities sold		605,428
Dividends and interest receivable		17,542
Receivable for shares of Common Stock subscribed		2,500
Prepaid expenses		5,922
		17,106,616

Liabilities ($):
Due to The Dreyfus Corporation and affiliates		15,934
Liability for securities on loan—Note 1(b)		637,640
Payable for investment securities purchased		430,640
Payable for shares of Common Stock redeemed		11,663
Accrued expenses		22,852
		1,118,729

Net Assets ( $)		15,987,887

Composition of Net Assets ($):
Paid-in capital		14,121,996
Accumulated investment (loss)—net		(17,297)
Accumulated net realized gain (loss) on investments		(168,307)
Accumulated net unrealized appreciation
(depreciation) on investments		2,051,495

Net Assets ( $)		15,987,887

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,202,187
Net Asset Value,	offering and redemption price per share—Note 3(d) ($)	13.30

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2004 (Unaudited)

Investment Income ( $):
Income:
Cash dividends (net of $95 foreign taxes withheld at source)	72,221
Interest	1,194
Income on securities lending	209
Total Income	73,624
Expenses:
Investment advisory fee—Note 3(a)	45,460
Shareholder servicing costs—Note 3(b)	21,658
Custodian fees—Note 3(b)	10,926
Auditing fees	10,189
Registration fees	9,183
Legal fees	7,894
Prospectus and shareholders’ reports	6,260
Directors’ fees and expenses—Note 3(c)	279
Interest expense—Note 2	21
Miscellaneous	1,264
Total Expenses	113,134
Less—reduction in investment advisory fee
due to undertaking—Note 3(a)	(22,213)
Net Expenses	90,921
Investment (Loss)—Net	(17,297)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,375,847
Net unrealized appreciation (depreciation) on investments	1,044,174
Net Realized and Unrealized Gain (Loss) on Investments	2,420,021
Net Increase in Net Assets Resulting from Operations	2,402,724

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Operations ($):
Investment (loss)—net	(17,297)	(22,339)
Net realized gain (loss) on investments	1,375,847	(561,489)
Net unrealized appreciation
(depreciation) on investments	1,044,174	2,091,506
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,402,724	1,507,678

Capital Stock Transactions ($):
Net proceeds from shares sold	5,332,189	3,140,713
Cost of shares redeemed	(1,164,651)	(1,662,336)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	4,167,538	1,478,377
Total Increase (Decrease) in Net Assets	6,570,262	2,986,055

Net Assets ($):
Beginning of Period	9,417,625	6,431,570
End of Period	15,987,887	9,417,625

Capital Share Transactions (Shares):
Shares sold	437,785	328,495
Shares redeemed	(98,572)	(188,350)
Net Increase (Decrease) in Shares Outstanding	339,213	140,145

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-
tributions.These figures have been derived from the fund’s financial statements.
	Six Months Ended
	February 29, 2004	Year Ended August 31,

	(Unaudited)	2003	2002	2001[a]

Per Share Data ($):
Net asset value, beginning of period	10.91	8.90	11.77	12.50
Investment Operations:
Investment (loss)—net[b]	(.02)	(.03)	(.08)	(.00)[c]
Net realized and unrealized
gain (loss) on investments	2.41	2.04	(2.73)	(.73)
Total from Investment Operations	2.39	2.01	(2.81)	(.73)
Distributions:
Dividends from investment income—net	—	—	(.01)	—
Dividends from net realized
gain on investments	—	—	(.05)	—
Total Distributions	—	—	(.06)	—
Net asset value, end of period	13.30	10.91	8.90	11.77

Total Return (%)	21.80[d]	22.70	(24.00)	(5.84)[d]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.75[d]	1.50	1.50	.26[d]
Ratio of net investment (loss)
to average net assets	(.14)[d]	(.33)	(.74)	(.02)[d]
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	.18[d]	.85	1.81	1.00[d]
Portfolio Turnover Rate	64.86[d]	159.07	146.66	35.82[d]

Net Assets, end of period ($ x 1,000)	15,988	9,418	6,432	2,057
a From June 29, 2001 (commencement of operations) to August 31, 2001
b	Based on average shares outstanding at each month end. Amount represents less than $.01 per share.
d	Not annualized.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Value Plus Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26, 2004, offers thirteen series, including the fund. The fund’s investment objective is to exceed the performance of the Russell Midcap Value Index. The Dreyfus Corporation (“Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). The Boston Company Asset Management, LLC (“TBCAM”), an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities traded on the NASDAQ stock market using the NASDAQ official

14

closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund received net earnings credits of $39 during the period ended February 29, 2004 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus as shown in the fund’s Statement of Investments. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $841,580 available for federal income tax purposes to be applied against future net securities profits, if any,realized subsequent to August 31,2003.If not applied,$22,303 of the carryover expires in fiscal 2010 and $819,277 expires in fiscal 2011.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended February 29, 2004 was approximately $1,300, with a related weighted average annualized interest rate of 1.52%.

16

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus,the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has undertaken, from September 1, 2002 through August 31, 2004, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest expense, Shareholder Services Plan fees and extraordinary expenses, exceed an annual rate of 1.25% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to Dreyfus under the Agreement, or Dreyfus will bear, such excess expense.The reduction in investment advisory fee, pursuant to the undertaking, amounted to $22,213 during the period ended February 29, 2004.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and TBCAM,the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

Average Net Assets
0 to $100 million		25 of 1%
$100 million up to $1 billion		20 of 1%
$1 billion up to $	1.5 billion	16 of 1%
$1.5 billion or more		10 of 1%

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25 of 1% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts,such as answering shareholder inquiries regarding the fund and providing reports and other information,and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, the fund was charged $15,153 pursuant to the Shareholder Services Plan.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $4,093 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affilitate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2004, the fund was charged $10,926 pursuant to the custody agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A 1% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2004, amounted to $11,829,929 and $7,722,401, respectively.

At February 29, 2004, accumulated net unrealized appreciation on investments was $2,051,495, consisting of $2,213,324 gross unrealized appreciation and $161,829 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

18

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund 19

NOTES

For More Information

Dreyfus
Midcap Value Plus Fund
200 Park Avenue
New York, NY 10166

Investment Adviser
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser
The Boston Company Asset
Management, LLC
One Boston Place
Boston, MA 02108

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166
To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation

0017SA0204

Dreyfus Premier
International
Value Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
21	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

Dreyfus Premier
International Value Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Premier International Value Fund covers the six-month period from September 1, 2003, through February 29, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, D. Kirk Henry.

The global stock market rally that began during 2003 remained in place through the end of the reporting period.With both industrialized and emerging economies on firmer footing, corporate spending and investment began to improve.What’s more, most foreign currencies have strengthened relative to the U.S. dollar over the past six months, making foreign-denominated investments more valuable for U.S. investors.

However, stocks that may have gained too much value too quickly during the current rally may be vulnerable to a correction over the near term.While we believe that the prospects for international stocks remain generally positive over the long run, equity investors should be prepared to weather day-to-day volatility as they pursue their long-term goals. As always, we encourage you to talk with your financial advisor regularly about these issues and the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

D. Kirk Henry, Portfolio Manager

How did Dreyfus Premier International Value Fund perform relative to its benchmark?

For the six-month period ended February 29, 2004, the fund produced total returns of 23.61% for its Class A shares, 23.01% for its Class B shares, 23.10% for its Class C shares, 23.80% for its Class R shares and 23.26% for its Class T shares.1 The fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), produced a total return of 25.22% for the same period.2

International stock markets staged a strong rebound during the reporting period, mainly due to improved economic and business conditions around the world. However, the fund’s returns modestly trailed its benchmark, primarily because of the fund’s limited exposure to certain European telecommunications stocks and several technology stocks within the MSCI EAFE Index that performed relatively well.

What is the fund’s investment approach?

The fund seeks long-term capital growth.To pursue this goal, the fund ordinarily invests most of its assets in stocks of foreign issuers that we consider to be value companies.The fund normally invests in companies in a broad range of countries and generally limits its investments in any single company to no more than 5% of its assets at the time of purchase.

The fund’s investment approach is value-oriented and research-driven. When selecting stocks, we attempt to identify potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection over economic or industry trends, the fund focuses on three key factors:

  Value, or how a stock is priced relative to traditional business performance measures;

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  Business health, or overall efficiency and profitability as measured by return on assets and return on equity; and
  Business momentum, or the presence of a catalyst such as corporate restructuring, management changes or positive earnings surprise that can potentially trigger a price increase in the near- to midterm.

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum or falls short of our expectations.

What other factors influenced the fund’s performance?

International equity markets advanced sharply during the reporting period due to a number of factors, including a flurry of merger and acquisition activity, improving consumer and business confidence and rising corporate earnings. However, the fund’s limited representation in some of the better performing sectors of the market, most notably some of the major European telecommunications stocks and certain technology companies, hindered its returns relative to the MSCI EAFE Index.We regarded these stocks as expensive based on our valuation criteria, but they rose sharply at a time in which investors tended to favor more speculative companies in market sectors that were hit hard during the bear market that prevailed from mid-2000 to early 2003.

However, the fund received solid returns from its holdings in other areas.The fund’s financial stocks, for example, contributed strongly to performance. Japanese credit card companies Credit Saison Co., Ltd. and Aiful Corp. benefited from a slowdown in personal bankruptcies and a rebound in credit card subscriptions. In the Netherlands, the successful public offering of the U.S. non-life insurance division of Fortis, an international banking and insurance provider, helped support the fund’s overall returns.

Energy stocks also produced strong results in response to rising oil and gas prices during the reporting period. Many utility holdings in the portfolio reduced debt and restructured operations during the previ-

4

ous economic downturn, positioning them for accelerated earnings growth during the recovery. E.ON in Germany and Endesa, S.A. in Spain ranked among the fund’s better performing utility companies.

The fund’s performance also benefited from a variety of holdings in other areas. Aventis, the French pharmaceutical company, rose sharply after Sanofi-Synthelabo, which was not owned by the fund, launched an unsolicited bid for the company. U.K.-based Allied Domecq, known for Kahlua liquor, Perrier Jouet champagne and Stolichnaya vodka, benefited from strong spirit consumption in the U.S. during the holiday season, a key period for liquor sales.

Concern regarding competitive pressure from China weighed heavily on electronic component manufacturers in Japan. In fact, our holdings in this segment have developed leading edge production platforms and have shifted manufacturing to lower cost China.

What is the fund’s current strategy?

Despite the impressive gains recently posted by many international stock markets, we have continued to identify what we believe to be attractively valued, fundamentally sound opportunities among individual stocks across a variety of markets and industry groups. Recent additions to the fund include DSM N.V., the Dutch chemical company, and Japan’s Sumitomo Chemical Company. Both are expected to benefit from rising chemical demand from global manufacturers. Royal Bank of Scotland, the U.K. financial services company, is also a new portfolio position. The bank provides corporate lending, wealth management and retail banking services.

March 15, 2004

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Investments in foreign securities involve special risks. Please read the prospectus for further discussion of these risks.

2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.

The Fund 5

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—95.9%	Shares	Value ($)

Australia—2.4%
AMP	1,127,639	4,275,579
National Australia Bank	147,293	3,521,837
National Australia Bank, ADR	5,000	599,000
Santos	710,020	3,334,940
		11,731,356
Belgium—2.3%
Dexia	195,440	3,642,332
Dexia (Strip)	182,980 [a]	2,286
Fortis	335,123	7,794,372
		11,438,990
Brazil—.7%
Petroleo Brasileiro, ADR	47,400	1,478,880
Petroleo Brasileiro, ADR (Pfd Block)	19,815	556,801
Tele Norte Leste Participacoes, ADR	2	29
Telecomunicacoes Brasileiras, ADR (Pfd Block)	40,767	1,331,043
		3,366,753
Denmark—.3%
Danske Bank	66,100	1,556,480
Finland—2.3%
Nokia, ADR	158,594	3,452,591
Sampo, Cl. A	294,850	3,325,723
UPM-Kymmene	237,900	4,710,000
		11,488,314
France—6.3%
Assurances Generales de France	38,359	2,477,166
Aventis	56,025	4,310,819
BNP Paribas	48,300	3,067,858
Compagnie Generale des Etablissements Michelin, Cl. B	82,116	3,979,759
PSA Peugeot	23,200	1,160,614
Schneider Electric	37,591	2,512,088
Thomson	286,800	5,470,353
Total	20,250	3,718,258
Total, ADR	50,614	4,655,982
		31,352,897

6

Common Stocks (continued)	Shares	Value ($)

Germany—6.2%
Deutsche Bank	36,700	3,172,264
Deutsche Lufthansa	127,373	2,291,063
Deutsche Post	187,204	4,496,676
E.ON	102,357	6,948,872
KarstadtQuelle	157,400	3,969,522
Medion	15,000	627,673
Schering	86,100	4,291,146
Volkswagen	101,939	4,838,616
		30,635,832
Greece—.8%
Hellenic Telecommunications Organization	268,939	4,064,774
Hong Kong—1.7%
Bank of East Asia	519,579	1,685,384
China Mobile (Hong Kong)	830,400	2,922,967
MTR	1,162,361	1,844,141
Swire Pacific, Cl. A	278,700	1,969,181
		8,421,673
India—.0%
Videsh Sanchar Nigam, ADR	1	9
Ireland—1.4%
Bank of Ireland	527,895	6,989,573
Italy—4.5%
Banche Popolari Unite Scrl	76,281 [a]	1,361,588
Benetton Group	157,900	1,784,958
Eni	307,335	6,053,979
Finmeccanica	5,316,661	4,555,754
Saipem	277,450	2,633,877
SanPaolo IMI	79,533	1,028,218
UniCredito Italiano	943,000	4,994,302
		22,412,676
Japan—24.7%
AIFUL	46,550	4,109,359
ALPS ELECTRIC	186,000	2,430,604
CANON	104,000	5,076,190

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Credit Saison	286,800	7,629,615
DENTSU	452	2,297,253
Eisai	159,600	4,333,462
FUJI MACHINE MANUFACTURING	48,600	574,121
FUNAI ELECTRIC	18,900	2,653,269
Fuji Heavy Industries	494,500	2,431,745
Fuji Photo Film	148,000	4,621,612
HONDA MOTOR	156,600	6,826,154
Kao	231,700	4,890,737
LAWSON	119,100	4,122,692
MABUCHI MOTOR	54,500	3,633,333
MINEBEA	718,000	3,326,996
MURATA MANUFACTURING	58,400	3,246,227
Matsumotokiyoshi	165,400	4,081,987
NIPPON TELEGRAPH AND TELEPHONE	728	3,373,333
Nippon Express	1,052,000	5,770,586
RINNAI	167,300	4,167,180
ROHM	14,700	1,662,500
SFCG	23,790	3,507,500
SKYLARK	237,000	4,010,769
SOHGO SECURITY SERVICES	138,100	1,700,957
SUMITOMO CHEMICAL	825,900	3,078,217
Sekisui House	274,900	2,623,130
77 Bank	532,000	2,888,974
Shin-Etsu Chemical	89,300	3,475,504
Shiseido	244,000	2,895,824
Sumitomo Bakelite	306,500	1,799,144
TDK	30,600	2,135,275
Takeda Chemical Industries	127,700	5,262,363
Toyota Motor	97,300	3,359,167
Yamaha Motor	358,000	4,189,780
		122,185,559
Luxembourg—.4%
Arcelor	103,143	1,895,176

8

Common Stocks (continued)	Shares	Value ($)

Mexico—1.1%
Coca-Cola Femsa, ADR	111,900 [a]	2,660,982
Telefonos de Mexico, ADR	82,781	2,812,071
		5,473,053
Netherlands—5.8%
ABN AMRO	142,988	3,320,291
Akzo Nobel	121,010	4,684,250
Buhrmann	65,694 [a]	691,752
DSM	55,411	2,637,741
Heineken	72,460	3,095,435
Hunter Douglas	43,093	1,997,537
Koninklijke (Royal)
Philips Electronics, ADR	109,100	3,318,822
Royal Dutch Petroleum	83,100	4,120,868
Wolters Kluwer	270,486	4,855,107
		28,721,803
New Zealand—1.1%
Carter Holt Harvey	1,262,800	1,657,008
Telecom Corporation of New Zealand	930,840	3,664,261
		5,321,269
Norway—1.1%
Norsk Hydro	51,600	3,721,950
Statoil	125,760	1,498,403
		5,220,353
Portugal—1.3%
EDP	1,327,890	3,781,762
Portugal Telecom	224,092	2,541,613
		6,323,375
Singapore—1.8%
DBS Group	669,300	5,790,883
MobileOne	2,055,600	1,875,327
Singapore Technologies Engineering	931,500	1,140,388
		8,806,598
South Africa—.5%
Nedcor	255,854	2,483,341

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

South Korea—1.1%
Korea Electric Power, ADR	291,694	3,013,199
POSCO, ADR	69,800	2,602,842
		5,616,041
Spain—2.2%
Endesa	308,784	6,074,808
Repsol YPF, ADR	221,308	4,556,732
		10,631,540
Sweden—.7%
Investor, Cl. B	325,914	3,480,246
Switzerland—5.3%
Clariant	125,020	1,891,991
Nestle	23,060	6,120,830
Novartis	177,810	7,882,473
UBS	84,780	6,267,312
Zurich Financial Services	24,500	4,037,715
		26,200,321
Taiwan—.5%
United Microelectronics, ADR	470,652 [a]	2,452,097
United Kingdom—19.4%
Allied Domecq	773,700	6,530,642
BAA	250,800	2,457,489
BAE SYSTEMS	1,187,363	4,216,119
BOC	233,603	4,056,949
BT	1,413,500	4,662,941
Barclays	581,318	5,248,552
Bunzl	527,512	4,391,086
Cadbury Schweppes	730,750	6,055,591
Centrica	1,029,700	4,122,330
Diageo	35,700	496,397
GKN	1,175,400	6,016,405
GlaxoSmithKline	383,610	8,026,020
Lloyds TSB	230,100	1,922,901
Marks & Spencer	1,035,500	5,662,686

10

Common Stocks (continued)			Shares	Value ($)

United Kingdom (continued)
Old Mutual			371,400	658,522
Rexam			409,446	3,461,781
Rio Tinto			184,681	4,966,963
Royal Bank of Scotland			166,650	5,300,046
Sainsbury (J)			838,643	4,683,991
Scottish & Southern Energy			379,292	4,845,648
Shell Transport & Trading			1,155,897	7,939,107
				95,722,166
Total Common Stocks
(cost $	390,209,884)			473,992,265

Preferred Stocks—.1%

Germany;
Hugo Boss
(cost $	301,419)		16,395	385,210

Other Investments—2.3%

Registered Investment Companies:
Dreyfus Institutional Cash Advantage Fund			3,766,666 [b]	3,766,666
Dreyfus Institutional Cash Advantage Plus Fund			3,766,667 [b]	3,766,667
Dreyfus Institutional Preferred Plus Money Market Fund			3,766,667 [b]	3,766,667
Total Other Investments
(cost $	11,300,000)			11,300,000

Total Investments (cost $		401,811,303)	98.3%	485,677,475
Cash and Receivables (Net)			1.7%	8,366,825
Net Assets			100.0%	494,044,300
a	Non-income producing.
b	Investments in affiliated money market mutual funds

See notes to financial statements

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			390,511,303		474,377,475
Affiliated issuers			11,300,000		11,300,000
Cash denominated in foreign currencies			4,564,615		4,974,393
Receivable for investment securities sold					4,868,196
Receivable for shares of Common Stock subscribed					2,061,533
Dividends and interest receivable					723,502
Prepaid expenses					42,597
					498,347,696

Liabilities ($):
Due to The Dreyfus Corporation and affiliates					497,727
Cash overdraft due to Custodian					29,852
Payable for investment securities purchased					2,964,708
Payable for shares of Common Stock redeemed					630,558
Net unrealized depreciation on forward currency
exchange contracts—Note 4					1,526
Accrued expenses					179,025
					4,303,396

Net Assets ( $)					494,044,300

Composition of Net Assets ($):
Paid-in capital					442,818,963
Accumulated investment (loss)—net					(1,535,649)
Accumulated net realized gain (loss) on investments					(31,533,244)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions					84,294,230

Net Assets ( $)					494,044,300

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	455,272,232	5,009,200	12,728,850	20,235,796	798,222
Shares Outstanding	26,383,554	293,292	743,623	1,172,624	46,977

Net Asset Value
Per Share ( $)	17.26	17.08	17.12	17.26	16.99

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2004 (Unaudited)

Investment Income ( $):
Income:
Cash dividends (net of $278,227 foreign taxes withheld at source):
Unaffiliated issuers	2,629,322
Affiliated issuers	39,925
Interest	33,752
Income on securities lending	9,873
Total Income	2,712,872
Expenses:
Management fee—Note 3(a)	2,029,623
Shareholder servicing costs—Note 3(c)	710,960
Custodian fees	150,944
Registration fees	50,263
Distribution fees—Note 3(b)	34,662
Prospectus and shareholders’ reports	18,495
Professional fees	14,902
Directors’ fees and expenses—Note 3(d)	3,237
Loan commitment fees—Note 2	1,136
Miscellaneous	9,400
Total Expenses	3,023,622
Investment (Loss)—Net	(310,750)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	9,561,588
Net realized gain (loss) on forward currency exchange contracts	(406,128)
Net Realized Gain (Loss)	9,155,460
Net unrealized appreciation (depreciation) on investments
and foreign currency transacrions	74,976,576
Net Realized and Unrealized Gain (Loss) on Investments	84,132,036
Net Increase in Net Assets Resulting from Operations	83,821,286

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003[a]

Operations ($):
Investment income (loss)—net	(310,750)	3,683,112
Net realized gain (loss) on investments	9,155,460	(24,494,776)
Net unrealized appreciation
(depreciation) on investments	74,976,576	46,789,275
Net Increase (Decrease) in Net Assets
Resulting from Operations	83,821,286	25,977,611

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,795,436)	(4,011,726)
Class B shares	(28,252)	(74)
Class C shares	(54,975)	(14)
Class R shares	(56,142)	(14)
Class T shares	(6,310)	(14)
Total Dividends	(3,941,115)	(4,011,842)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	159,148,725	330,637,577
Class B shares	3,696,649	734,927
Class C shares	10,650,657	2,487,876
Class R shares	16,110,419	3,563,700
Class T shares	698,644	26,220
Dividends reinvested:
Class A shares	2,845,678	2,709,358
Class B shares	21,546	74
Class C shares	21,941	14
Class R shares	792	14
Class T shares	5,753	14
Cost of shares redeemed:
Class A shares	(127,083,846)	(333,457,512)
Class B shares	(59,877)	(3,843)
Class C shares	(653,332)	(1,031,238)
Class R shares	(1,138,151)	(223,910)
Class T shares	(823)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	64,264,775	5,443,271
Total Increase (Decrease) in Net Assets	144,144,946	27,409,040

Net Assets ($):
Beginning of Period	349,899,354	322,490,314
End of Period	494,044,300	349,899,354
Undistributed investment income (loss)—net	(1,535,649)	2,716,216
14

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003[a]

Capital Share Transactions:
Class Ab
Shares sold	9,883,984	27,173,250
Shares issued for dividends reinvested	181,369	222,261
Shares redeemed	(8,048,909)	(27,289,683)
Net Increase (Decrease) in Shares Outstanding	2,016,444	105,828

Class Bb
Shares sold	236,583	59,390
Shares issued for dividends reinvested	1,384	6
Shares redeemed	(3,716)	(355)
Net Increase (Decrease) in Shares Outstanding	234,251	59,041

Class C
Shares sold	665,787	197,999
Shares issued for dividends reinvested	1,407	1
Shares redeemed	(40,882)	(80,689)
Net Increase (Decrease) in Shares Outstanding	626,312	117,311

Class R
Shares sold	973,333	286,593
Shares issued for dividends reinvested	51	1
Shares redeemed	(68,361)	(18,993)
Net Increase (Decrease) in Shares Outstanding	905,023	267,601

Class T
Shares sold	44,742	1,916
Shares issued for dividends reinvested	372	1
Shares redeemed	(54)	—
Net Increase (Decrease) in Shares Outstanding	45,060	1,917

a The fund changed to a five class fund on November 15, 2002.The existing shares were redesignated Class A shares and the fund added Class B, Class C, Class R and Class T shares.

b During the period ended February 29, 2004, 562 Class B shares representing $9,431 were automatically converted to 556 Class A shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.
	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class A Shares	(Unaudited)	2003[a]	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	14.10	13.29	14.70	17.21	17.52	14.50
Investment Operations:
Investment income
(loss)—net[b]	(.01)	.15	.17	.13	.15	.16
Net realized and unrealized
gain (loss) on investments	3.32	.83	(1.29)	(1.47)	.44	3.76
Total from
Investment Operations	3.31	.98	(1.12)	(1.34)	.59	3.92
Distributions:
Dividends from investment
income-net	(.15)	(.17)	(.12)	(.11)	(.11)	(.15)
Dividends from net realized
gain on investments	—	—	(.17)	(1.06)	(.79)	(.75)
Total Distributions	(.15)	(.17)	(.29)	(1.17)	(.90)	(.90)
Net asset value, end of period	17.26	14.10	13.29	14.70	17.21	17.52

Total Return (%)	23.61[c,d]	7.56[c]	(7.64)	(8.22)	3.48	28.19

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets	.73[d]	1.54	1.40	1.39	1.40	1.40
Ratio of net investment income
(loss) to average net assets	(.07)[d]	1.22	1.21	.84	.88	1.00
Portfolio Turnover Rate	19.51[d]	42.86	29.14	30.70	37.64	30.68

Net Assets, end of period
($ x 1,000)	455,272	343,621	322,490	327,478	396,786	260,667

a The fund commenced offering five classes of shares on November 15, 2002.The existing shares were redesignated Class A shares.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

16

	Six Months Ended
	February 29, 2004	Year Ended
Class B Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	14.00	12.24
Investment Operations:
Investment income (loss)—net[b]	(.09)	.09
Net realized and unrealized gain
(loss) on investments	3.31	1.84
Total from Investment Operations	3.22	1.93
Distributions:
Dividends from investment income—net	(.14)	(.17)
Net asset value, end of period	17.08	14.00

Total Return (%) [c,d]	23.01	16.04

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	1.16	2.00
Ratio of net investment income
(loss) to average net assets[d]	(.57)	.70
Portfolio Turnover Rate	19.51[d]	42.86

Net Assets, end of period ($ x 1,000)	5,009	827

a From November 15, 2002 (commencement of initial offering) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004	Year Ended
Class C Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	14.04	12.24
Investment Operations:
Investment income (loss)—net[b]	(.09)	.12
Net realized and unrealized gain
(loss) on investments	3.32	1.85
Total from Investment Operations	3.23	1.97
Distributions:
Dividends from investment income—net	(.15)	(.17)
Net asset value, end of period	17.12	14.04

Total Return (%) [c,d]	23.10	16.29

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	1.13	1.80
Ratio of net investment income
(loss) to average net assets[d]	(.54)	.89
Portfolio Turnover Rate	19.51[d]	42.86

Net Assets, end of period ($ x 1,000)	12,729	1,647

a From November 15, 2002 (commencement of initial offering) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

18

	Six Months Ended
	February 29, 2004	Year Ended
Class R Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	14.12	12.24
Investment Operations:
Investment income (loss)—net[b]	(.00)[c]	.22
Net realized and unrealized gain
(loss) on investments	3.34	1.83
Total from Investment Operations	3.34	2.05
Distributions:
Dividends from investment income-net	(.20)	(.17)
Net asset value, end of period	17.26	14.12

Total Return (%)[d]	23.80	16.95

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	.59	.96
Ratio of net investment income
(loss) to average net assets[d]	(.01)	1.73
Portfolio Turnover Rate	19.51[d]	42.86

Net Assets, end of period ($ x 1,000)	20,236	3,778

a From November 15, 2002 (commencement of initial offering) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004	Year Ended
Class T Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	13.95	12.24
Investment Operations:
Investment (loss)—net[b]	(.05)	(.04)
Net realized and unrealized gain
(loss) on investments	3.28	1.92
Total from Investment Operations	3.23	1.88
Distributions:
Dividends from investment income—net	(.19)	(.17)
Net asset value, end of period	16.99	13.95

Total Return (%) [c,d]	23.26	15.54

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	.88	1.92
Ratio of net investment
(loss) to average net assets[d]	(.31)	(.45)
Portfolio Turnover Rate	19.51[d]	42.86

Net Assets, end of period ($ x 1,000)	798	27

a From November 15, 2002 (commencement of initial offering) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Value Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26, 2004, offers thirteen series, including the fund. The fund’s investment objective is long-term capital growth. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class R (100 million shares authorized) and Class T (100 million shares authorized). Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign

22

withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $19,868,485 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2003. If not applied, $4,184,837 of the carryover expires in fiscal 2010 and $15,683,648 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2003 was as follows: ordinary income $4,011,842. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended February 29, 2004, the fund did not borrow under the Facility.

24

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 29, 2004, the Distributor retained $30,217 and $259 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $1,198 and $1,321 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares, respectively, and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended February 29, 2004, Class B, Class C and Class T shares were charged $11,108, $23,067 and $487, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, Class A, Class B, Class C and Class T shares were charged $484,143, $3,703, $7,689 and $487, respectively, pursuant to the Shareholder Services Plan.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $68,957, pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager. During the period ended February 29, 2004, the fund derived $39,925 in income from these investments, which is included in dividend income in the fund’s Statement of Operations.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended February 29, 2004, amounted to $130,890,030 and $76,121,105, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the for-

26

ward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at February 29, 2004:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
Australian Dollar,
expiring 3/2/2004	429,769	330,621	332,555	1,934
Japanese Yen,
expiring 3/1/2004	27,289,678	249,791	249,905	114
Sales:	Proceeds ($)
Norwegian Krone,
expiring 3/1/2004	564,416	79,968	80,537	(569)
Norwegian Krone,
expiring 3/2/2004	3,543,064	502,562	505,567	(3,005)
Total				(1,526)

At February 29, 2004, accumulated net unrealized appreciation on investments was $83,866,172, consisting of $93,836,482 gross unrealized appreciation and $9,970,310 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

28

For More Information

Dreyfus Premier
International Value Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166
To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation

0254SA0204

Dreyfus Premier
Future Leaders Fund

SEMIANNUAL REPORT February 29, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
13	Financial Highlights
18	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

Dreyfus Premier
Future Leaders Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Premier Future Leaders Fund covers the six-month period from September 1, 2003, through February 29, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio managers, Paul Kandel and Hilary Woods.

The stock market rally that began during the spring of 2003 continued to gain momentum through the end of the reporting period.With the U.S. economy on firmer footing, corporate spending and investment began to improve after several years of cost-cutting, and a weakening U.S. dollar relative to most major foreign currencies helped boost overseas sales for many companies. As a result, recent earnings reports contained more positive surprises than negative ones, bolstering investor confidence.

However, stocks that may have gained too much value too quickly during the current rally may be vulnerable to a correction over the near term. While we believe that the prospects for the stock market remain generally positive over the long run, equity investors should be prepared to weather day-to-day volatility as they pursue their long-term goals. As always, we encourage you to talk with your financial advisor regularly about these issues and the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Paul Kandel and Hilary Woods, Portfolio Managers

How did Dreyfus Premier Future Leaders Fund perform relative to its benchmark?

For the six-month period ended February 29, 2004, the fund produced total returns of 15.94% for Class A shares, 15.52% for Class B shares, 15.50% for Class C shares,16.17% for Class R shares and 15.69% for Class T shares.1 In comparison, the fund’s benchmark, the Russell 2000 Index (the “Index”), achieved a total return of 18.34% for the same period.2

The fund participated in the markets rise benefiting from a shift in market sentiment during the final two months of the reporting period in favor of high-quality companies with solid underlying fundamentals. Unfortunately, due to the negative impact of a few securities, the fund’s returns lagged its benchmark during the reporting period. In particular, the fund was hurt by its ownership in Hollis Eden, which was waiting for a large biologics contract, and Packeteer, which suffered from fear of increased competition.

What is the fund’s investment approach?

The fund seeks capital growth by investing in companies we believe are future leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth.The fund primarily invests in companies with market capitalizations of less than $2 billion at the time of purchase. However, since the fund may continue to hold its securities as their market capitalizations grow, a substantial portion of the fund’s holdings can have market capitalizations in excess of $2 billion at any given time.

When choosing stocks, the fund uses a blended approach, investing in a combination of growth and value stocks.Using fundamental research and direct management contact,we seek stocks with strong positions in major product lines, sustained achievement records and strong financial condi-tions.We also seek special situations, such as corporate restructurings or management changes that could increase the stock price.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

Historically low interest rates and rising levels of capital markets activity led to double-digit returns for a broad array of financial services stocks. The fund capitalized on the financial sector’s strength, outperforming the benchmark by focusing on successful regional banks such as Seacoast Financial Services and Cathay General Bancorp; mortgage and investment specialists such as IndyMac Bancorp and Investors Financial Services Corp.; and insurers, such as MaxRE Capital.

Among health care stocks, the fund produced relatively strong returns by emphasizing generic drug makers such as Andrx Corporation, and health care service providers such as NeighborCare, PacifiCare Health Systems, Psychiatric Solutions and Coventry Health Care. Among the small number of biotechnology companies that met our investment criteria, Protein Design Labs contributed significantly to the fund’s positive performance, more than making up for weakness in Hollis-Eden Pharmaceuticals, another development stage drug company holding.

Finally, in the area of materials and processing, the fund boosted performance by successfully identifying companies positioned to benefit from rising global industrial activity.Top performers included United States Steel and specialty chemical maker OM Group.

On the other hand, a few disappointments among individual stocks hindered the fund’s gains and, in some sectors, led to results that trailed the benchmark. In the technology area, strong returns from holdings such as communications chip maker PMC-Sierra and InfoSpace, a provider of Internet search and directory services, were undermined by a pullback in stocks such as United Online, Integrated Circuit Systems and Integrated Device Technology that had performed well during the prior reporting period.

The fund’s consumer discretionary stocks also proved to be relatively disappointing during the reporting period, despite a number of strong individual performers, such as musical instrument retailer Guitar Center. Several other retail holdings were hurt by declines in consumer spending, including apparel retailer Talbots and watch seller

4

Fossil. Some of the fund’s media holdings — including Valassis Communications and Entercom Communications — were hurt by weak advertising revenue growth, and electronic game developer Take-Two Interactive Software declined due to an investigation of its accounting practices.

Two consumer staples stocks further detracted from the fund’s relative performance. Food distributor Performance Food Group experienced management-related inventory problems that led us to sell the fund’s position. The stock price of foodmaker American Italian Pasta, Cl. A slipped when growth forecasts proved too high.

What is the fund’s current strategy?

As of the end of February 2004, we have emphasized investments in energy stocks that we believe are likely to benefit from tight commodity supplies. We also have maintained the fund’s overweighted position in health care companies that we believe are positioned to sustain earnings growth while taking advantage of strong business fundamentals in the health care sector. Conversely, the fund holds underweighted positions among consumer discretionary and financial stocks, reflecting our concerns over declining consumer sentiment and potential interest-rate volatility. Of course, we are prepared to change the fund’s composition as market conditions evolve.

March 15, 2004

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market capitalization.

The Fund 5

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—95.1%	Shares	Value ($)

Autos & Transports—4.0%
Golar LNG	150,000 [a]	2,508,000
UTI Worldwide	78,000	3,523,260
Wabtec	200,000	3,170,000
		9,201,260
Consumer—15.6%
American Italian Pasta, Cl. A	73,500	2,991,450
AnnTaylor Stores	77,500 [a,b]	3,549,500
CSK Auto	184,000 [a]	3,547,520
Emmis Communications, Cl. A	131,000 [a]	3,314,300
Entercom Communications	67,000 [a]	3,092,720
Guitar Center	102,500 [a]	3,724,850
Hot Topic	109,000 [a]	3,164,270
Linens ‘n Things	100,000 [a]	3,390,000
Station Casinos	95,000	3,572,000
Take-Two Interactive Software	82,500 [a]	2,582,250
Wild Oats Markets	250,000 [a]	3,175,000
		36,103,860
Energy—6.9%
Grant Prideco	194,600 [a]	2,952,082
McMoRan Exploration	200,000 [a,b]	3,000,000
Meridian Resource	625,000 [a,b]	3,475,000
Todco, Cl. A	210,300	3,133,470
Tom Brown	93,500 [a]	3,288,395
		15,848,947
Financial Services—17.5%
Arch Capital Group	76,000 [a]	3,223,160
Cathay General Bancorp	61,500	3,744,735
First Midwest Bancorp	90,000	3,033,000
Global Payments	73,000	3,157,980
IndyMac Bancorp	100,000	3,520,000
Max Re Capital	130,500	2,964,960
National Financial Partners	105,100	3,382,118
Nelnet, Cl. A	142,200	3,348,810
Seacoast Financial Services	132,500	4,556,675
Texas Regional Bancshares, Cl. A	75,000	2,970,000
Westamerica Bancorporation	59,500	2,990,470

6

Common Stocks (continued)	Shares	Value ($)

Financial Services (continued)
Whitney Holding	85,000	3,647,520
		40,539,428
Health Care—15.5%
Andrx	140,000 [a]	4,194,400
Beverly Enterprises	399,000 [a]	3,192,000
Hollis-Eden Pharmaceuticals	220,000 [a]	2,882,000
Ligand Pharmaceuticals, Cl. B	235,000 [a]	3,616,650
NeighborCare	130,000 [a]	3,373,500
PacifiCare Health Systems	117,000 [a]	4,176,900
Protein Design Labs	161,000 [a]	3,864,000
Psychiatric Solutions	181,500 [a]	4,025,670
Renal Care Group	85,000 [a]	3,966,100
Telik	110,000 [a]	2,587,200
		35,878,420
Materials & Processing—8.3%
Agnico-Eagle Mines	225,000	3,069,000
Airgas	150,000	3,112,500
Crown Holdings	358,500 [a]	3,369,900
GrafTech International	225,000 [a]	3,053,250
Hecla Mining	425,000 [a]	3,255,500
OM Group	109,500 [a]	3,363,840
		19,223,990
Producer Durables—8.9%
AGCO	200,000 [a]	3,730,000
AMETEK	65,000	3,227,250
Joy Global	132,500	3,655,675
Terex	107,500 [a]	3,765,725
Triumph Group	95,000 [a]	3,177,750
United Defense Industries	96,000 [a]	2,942,400
		20,498,800
Technology—14.8%
Aspen Technology	275,000 [a,b]	2,411,750
Brooks Automation	139,500 [a]	2,953,215
Business Objects, ADR	97,000 [a]	2,936,190
Exar	183,500 [a]	3,266,300
InfoSpace	104,500 [a]	3,799,620

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)		Shares		Value ($)

Technology (continued)
Integrated Device Technology		160,000	[a]	2,638,400
Mindspeed Technologies		300,000	[a]	2,664,000
ON Semiconductor		448,000	[a]	3,790,080
Sigmatel		145,000		3,611,950
United Online		182,500	[a]	3,142,650
Varian Semiconductor Equipment Associates		72,000	[a]	2,936,880
				34,151,035
Utilities—3.6%
El Paso Electric		200,000	[a]	2,722,000
Westar Energy		121,500		2,338,875
Western Gas Resources		64,500		3,161,790
				8,222,665
Total Common Stocks
(cost $	163,476,695)			219,668,405

		Principal
Short-Term Investments—4.4%		Amount ($)		Value ($)

U.S. Treasury Bills:
.85%, 3/4/2004			1,894,000	1,893,849
.84%, 3/11/2004			2,257,000	2,256,413
.92%, 3/18/2004			1,796,000	1,795,210
.91%, 3/25/2004			3,277,000	3,275,001
.87%, 4/22/2004			420,000	419,458
.90%, 5/20/2004			616,000	614,743
Total Short-Term Investments
(cost $	10,254,812)			10,254,674

Investment of Cash Collateral
for Securities Loaned—3.3%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	7,583,653)		7,583,653 [c]	7,583,653

Total Investments (cost $		181,315,160)	102.8%	237,506,732
Liabilities, Less Cash and Receivables			(2.8%)	(6,439,821)
Net Assets			100.0%	231,066,911
a Non-income producing.
b	All or a portion of these securities are on loan.At February 29, 2004, the total market value of the fund’s securities on loan is $7,173,066 and the total market value of the collateral held by the fund is $7,583,653.

c	Investment in affiliated money market mutual fund.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $7,173,066)—Note 1(b):
Unaffiliated issuers			173,731,507		229,923,079
Affiliated issuers			7,583,653		7,583,653
Receivable for investment securities sold					1,122,890
Receivable for shares of Common Stock subscribed					556,993
Dividends and interest receivable					40,958
Prepaid expenses					23,245
					239,250,818

Liabilities ($):
Due to The Dreyfus Corporation and affiliates					260,520
Cash overdraft due to Custodian					13,389
Liability for securities on loan—Note 1(b)					7,583,653
Payable for shares of Common Stock redeemed					120,429
Payable for investment securities purchased					108,047
Accrued expenses					97,869
					8,183,907

Net Assets ( $)					231,066,911

Composition of Net Assets ($):
Paid-in capital					194,677,380
Accumulated investment (loss)—net					(1,109,133)
Accumulated net realized gain (loss) on investments					(18,692,908)
Accumulated net unrealized appreciation
(depreciation) on investments					56,191,572

Net Assets ( $)					231,066,911

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	80,959,666	40,194,408	21,392,097	87,563,576	957,164
Shares Outstanding	4,600,050	2,348,540	1,247,918	4,914,070	55,014

Net Asset Value
Per Share ( $)	17.60	17.11	17.14	17.82	17.40

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2004 (Unaudited)

Investment Income ($):
Income:
Cash dividends	385,440
Interest	31,733
Income on securities lending	2,083
Total Income	419,256
Expenses:
Management fee—Note 3(a)	961,446
Shareholder servicing costs—Note 3(c)	289,785
Distribution fees—Note 3(b)	205,819
Registration fees	28,786
Prospectus and shareholders’ reports	13,388
Professional fees	12,321
Custodian fees—Note 3(c)	11,465
Directors’ fees and expenses—Note 3(d)	2,875
Interest expense—Note 2	1,316
Miscellaneous	1,188
Total Expenses	1,528,389
Investment (Loss)—Net	(1,109,133)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	17,993,063
Net unrealized appreciation (depreciation) on investments	15,045,968
Net Realized and Unrealized Gain (Loss) on Investments	33,039,031
Net Increase in Net Assets Resulting from Operations	31,929,898

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Operations ($):
Investment (loss)—net	(1,109,133)	(1,559,415)
Net realized gain (loss) on investments	17,993,063	(10,871,500)
Net unrealized appreciation
(depreciation) on investments	15,045,968	48,374,427
Net Increase (Decrease) in Net Assets
Resulting from Operations	31,929,898	35,943,512

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	25,049,533	24,246,310
Class B shares	5,401,674	5,473,826
Class C shares	4,971,459	3,238,257
Class R shares	15,581,550	16,018,869
Class T shares	229,412	222,447
Cost of shares redeemed:
Class A shares	(8,162,388)	(19,290,487)
Class B shares	(2,675,815)	(6,507,082)
Class C shares	(1,909,461)	(2,987,513)
Class R shares	(34,070,000)	(18,590,900)
Class T shares	(51,172)	(108,111)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	4,364,792	1,715,616
Total Increase (Decrease) in Net Assets	36,294,690	37,659,128

Net Assets ($):
Beginning of Period	194,772,221	157,113,093
End of Period	231,066,911	194,772,221

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Capital Share Transactions:
Class Aa
Shares sold	1,487,658	1,991,309
Shares redeemed	(494,183)	(1,465,517)
Net Increase (Decrease) in Shares Outstanding	993,475	525,792

Class Ba
Shares sold	340,077	436,644
Shares redeemed	(167,133)	(539,161)
Net Increase (Decrease) in Shares Outstanding	172,944	(102,517)

Class C
Shares sold	308,523	256,240
Shares redeemed	(120,390)	(250,343)
Net Increase (Decrease) in Shares Outstanding	188,133	5,897

Class R
Shares sold	940,090	1,235,074
Shares redeemed	(1,980,251)	(1,464,709)
Net Increase (Decrease) in Shares Outstanding	(1,040,161)	(229,635)

Class T
Shares sold	13,666	17,155
Shares redeemed	(2,994)	(8,415)
Net Increase (Decrease) in Shares Outstanding	10,672	8,740

a During the period ended February 29, 2004, 5,790 Class B shares representing $90,906 were automatically converted to 5,644 Class A shares and during the period ended August 31, 2003, 10,121 Class B shares representing $125,836 were automatically converted to 9,913 Class A shares.

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal peri-
ods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.
	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class A Shares	(Unaudited)	2003	2002	2001	2000[a]

Per Share Data ($):
Net asset value, beginning of period	15.18	12.45	14.65	14.32	12.50
Investment Operations:
Investment (loss)—net[b]	(.08)	(.12)	(.10)	(.01)	(.00)[c]
Net realized and unrealized
gain (loss) on investments	2.50	2.85	(2.10)	.34	1.82
Total from Investment Operations	2.42	2.73	(2.20)	.33	1.82
Net asset value, end of period	17.60	15.18	12.45	14.65	14.32

Total Return (%)[d]	15.94[e]	21.93	(15.02)	2.30	14.56[e]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.69[e]	1.50	1.43	1.63	.30[e]
Ratio of net investment (loss)
to average net assets	(.50)[e]	(.96)	(.66)	(.70)	(.03)[e]
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	—	—	—	.20	1.12[e]
Portfolio Turnover Rate	57.90[e]	105.65	100.38	247.87	47.50[e]

Net Assets, end of period ($ x 1,000)	80,960	54,761	38,350	16,379	877
a From June 30, 2000 (commencement of operations) to August 31, 2000.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class B Shares	(Unaudited)	2003	2002	2001	2000[a]

Per Share Data ($):
Net asset value, beginning of period	14.82	12.25	14.52	14.30	12.50
Investment Operations:
Investment (loss)—net[b]	(.14)	(.21)	(.21)	(.02)	(.02)
Net realized and unrealized
gain (loss) on investments	2.43	2.78	(2.06)	.24	1.82
Total from Investment Operations	2.29	2.57	(2.27)	.22	1.80
Net asset value, end of period	17.11	14.82	12.25	14.52	14.30

Total Return (%)[c]	15.52[d]	20.98	(15.63)	1.54	14.40[d]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.07[d]	2.25	2.19	2.37	.43[d]
Ratio of net investment (loss)
to average net assets	(.88)[d]	(1.71)	(1.43)	(1.41)	(.16)[d]
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	—	—	—	.21	1.13[d]
Portfolio Turnover Rate	57.90[d]	105.65	100.38	247.87	47.50[d]

Net Assets, end of period ($ x 1,000)	40,194	32,247	27,898	16,648	852
a From June 30, 2000 (commencement of operations) to August 31, 2000.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

14

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class C Shares	(Unaudited)	2003	2002	2001	2000[a]

Per Share Data ($):
Net asset value, beginning of period	14.84	12.26	14.53	14.30	12.50
Investment Operations:
Investment (loss)—net[b]	(.14)	(.21)	(.21)	(.02)	(.02)
Net realized and unrealized
gain (loss) on investments	2.44	2.79	(2.06)	.25	1.82
Total from Investment Operations	2.30	2.58	(2.27)	.23	1.80
Net asset value, end of period	17.14	14.84	12.26	14.53	14.30

Total Return (%)[c]	15.50[d]	21.04	(15.62)	1.61	14.40[d]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.05[d]	2.26	2.19	2.37	.43[d]
Ratio of net investment (loss)
to average net assets	(.86)[d]	(1.72)	(1.43)	(1.41)	(.16)[d]
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	—	—	—	.32	1.21[d]
Portfolio Turnover Rate	57.90[d]	105.65	100.38	247.87	47.50[d]

Net Assets, end of period ($ x 1,000)	21,392	15,730	12,918	4,353	922
a From June 30, 2000 (commencement of operations) to August 31, 2000.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class R Shares	(Unaudited)	2003	2002	2001	2000[a]

Per Share Data ($):
Net asset value, beginning of period	15.34	12.53	14.69	14.32	12.50
Investment Operations:
Investment income (loss)—net[b]	(.05)	(.07)	(.05)	(.00)[c]	.00[c]
Net realized and unrealized
gain (loss) on investments	2.53	2.88	(2.11)	.37	1.82
Total from Investment Operations	2.48	2.81	(2.16)	.37	1.82
Net asset value, end of period	17.82	15.34	12.53	14.69	14.32

Total Return (%)	16.17[d]	22.42	(14.70)	2.58	14.56[d]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.52[d]	1.12	1.10	1.26	.26[d]
Ratio of net investment income (loss)
to average net assets	(.32)[d]	(.58)	(.32)	(.21)	.02[d]
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	—	—	—	.10	.62[d]
Portfolio Turnover Rate	57.90[d]	105.65	100.38	247.87	47.50[d]

Net Assets, end of period ($ x 1,000)	87,564	91,367	77,506	46,409	1,734
a From June 30, 2000 (commencement of operations) to August 31, 2000.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.

See notes to financial statements.

16

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class T Shares	(Unaudited)	2003	2002	2001	2000[a]

Per Share Data ($):
Net asset value, beginning of period	15.04	12.39	14.63	14.32	12.50
Investment Operations:
Investment (loss)—net[b]	(.11)	(.18)	(.15)	(.01)	(.01)
Net realized and unrealized
gain (loss) on investments	2.47	2.83	(2.09)	.32	1.83
Total from Investment Operations	2.36	2.65	(2.24)	.31	1.82
Net asset value, end of period	17.40	15.04	12.39	14.63	14.32

Total Return (%)[c]	15.69[d]	21.39	(15.31)	2.16	14.56[d]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.89[d]	1.96	1.79	1.86	.35[d]
Ratio of net investment (loss)
to average net assets	(.70)[d]	(1.43)	(1.02)	(.90)	(.05)[d]
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	—	—	—	.67	1.12[d]
Portfolio Turnover Rate	57.90[d]	105.65	100.38	247.87	47.50[d]

Net Assets, end of period ($ x 1,000)	957	667	441	289	458
a From June 30, 2000 (commencement of operations) to August 31, 2000.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Future Leaders Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26, 2004, offers thirteen series, including the fund. The fund’s investment objective is capital growth.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class R (100 million shares authorized) and Class T (100 million shares authorized). Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 29, 2004, MBC Investment Corp., an indirect subsidiary of Mellon Financial, held 5,096 shares of Class T.

18

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

terms of the custody agreement, the fund received net earnings credits of $36 during the period ended February 29, 2004 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

20

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $33,497,496 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2003. If not applied, $162,004 of the carryover expires in fiscal 2009, $9,356,985 expires in fiscal 2010 and $23,978,507 expires in fiscal 2011.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended February 29, 2004 was approximately $87,400, with a related weighted average annualized interest rate of 1.50%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .90 of 1% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 29, 2004, the Distributor retained $39,373 and $148 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $49,793 and $982 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares, respectively, and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended February 29, 2004, Class B, Class C and Class T shares were charged $136,078, $68,756 and $985, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, Class A, Class B, Class C and Class T shares were charged $80,820, $45,359, $22,919 and $985, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $59,304 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2004, the fund was charged $11,465 pursuant to the custody agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2004, amounted to $118,470,699 and $120,353,382, respectively.

At February 29, 2004, accumulated net unrealized appreciation on investments was $56,191,572, consisting of $58,843,836 gross unrealized appreciation and $2,652,264 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund 23

NOTES

For More Information

Dreyfus Premier
Future Leaders Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166
To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation

0522SA0204

Dreyfus Premier Small Company Growth Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

     Dreyfus Premier Small Company Growth Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Premier Small Company Growth Fund covers the six-month period from September 1, 2003, through February 29, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Randy Watts.

The stock market rally that began during the spring of 2003 continued to gain momentum through the end of the reporting period.With the U.S. economy on firmer footing, corporate spending and investment began to improve after several years of cost-cutting, and a weakening U.S. dollar relative to most major foreign currencies helped boost overseas sales for many companies. As a result, recent earnings reports contained more positive surprises than negative ones, bolstering investor confidence.

However, stocks that may have gained too much value too quickly during the current rally, may be vulnerable to a correction over the near term. While we believe that the prospects for the stock market remain generally positive over the long run, equity investors should be prepared to weather day-to-day volatility as they pursue their long-term goals. As always, we encourage you to talk with your financial advisor regularly about these issues and the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

March 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Randy Watts, Portfolio Manager

How did Dreyfus Premier Small Company Growth Fund perform relative to its benchmark?

During the six-month period ended February 29, 2004, the fund produced total returns of 20.74% for Class A shares, 20.44% for Class B shares, 20.44% for Class C shares, 21.02% for Class R shares and 20.77% for Class T shares.1 In comparison, the Russell 2000 Growth Index, the fund’s benchmark, produced a 15.42% total return for the same period.2

Small-cap stocks generally continued to rally during the reporting period, propelled higher by an expanding U.S. economy and rising corporate earnings.Although the market’s advance early in the reporting period was led by lower-quality stocks, many of which had no earnings and negative cash flow, higher-quality stocks with positive cash flow moved to the forefront during the opening months of 2004. The fund outperformed its benchmark for the reporting period overall because our investment approach focuses on identifying fundamentally strong growth companies.

What is the fund’s investment approach?

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of small companies. The fund invests in growth companies that the manager believes have solid market positions, visionary leadership and reasonable financial strength.The fund may also invest up to 35% of its assets in foreign companies.

The portfolio manager identifies potential investments through extensive fundamental research.The fund utilizes a “bottom-up” approach, focusing on individual stock selection.The fund focuses on companies that have consistent, sustainable earnings and revenue growth, are attractively priced relative to the market, have strong management and are poised to benefit from market trends.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

The fund typically sells a stock when the portfolio manager believes there is a more attractive alternative, the stock’s valuation is excessive or there are deteriorating fundamentals, such as decelerating earnings or industry weakness.

What other factors influenced the fund’s performance?

Although our investment process chooses investments one company at a time rather than according to broader macroeconomic or market trends, our bottom-up strategy positioned the fund to benefit from a fundamental shift in investor sentiment away from lower-priced, more speculative stocks and toward the higher-quality small-cap companies in which the fund primarily invests. Indeed, our analysis of historical market trends suggests that periods of unsustainable outperformance among lower-quality stocks typically occur during the early stages of economic recoveries, and investors usually become more selective during the later stages of the economic cycle, turning to higher-quality growth companies with more consistent earnings.

In this more constructive investment environment, the fund received strong contributions to performance from its emphasis on energy companies that we believed were likely to benefit from higher oil and gas prices.As production capacity continued to fall and demand rose in the stronger economy, a number of small oil services companies fared well.

Similarly, the fund received good results from its relatively heavy weighting in consumer staples stocks. Companies such as organic foods provider Hain Celestial Group benefited from greater customer demand for natural foods, and Nu Skin Enterprises, a direct seller of personal care products, prospered as its products and sales methods gained popularity in Japan and other international markets.

Our relatively conservative investment posture in the health care sector helped the fund avoid some of the weakness in biotechnology stocks later in the reporting period. Instead, we focused primarily on medical device and service companies that we believed were selling at attractive valuations. Holdings such as life science equipment supplier Fisher Scientific International, respiratory medical device maker

4

Respironics and generic drug manufacturer Pharmaceutical Resources saw their valuations expand as customer demand for their products intensified.

On the other hand, the fund’s returns were hindered by its relative lack of exposure to commodities producers and real estate investment trusts (REITs), which generally failed to meet our valuation criteria. Similarly, lack of exposure to some of the better performing financial stocks hurt returns. Although the fund received strong results from financial holdings we considered leveraged to a rising stock market, including investment manager Affiliated Managers Group and custodian Investors Financial Services,the fund held few of the regional banks that benefited from industry consolidation during the reporting period.

What is the fund’s current strategy?

As of the end of the reporting period, the fund remained positioned to capture the effects of a growing economy on small-cap growth stocks with consistent earnings, attractive valuations and sound business fundamentals. Accordingly, the fund ended the reporting period with overweighted positions in the energy and capital goods sectors, and underweighted positions in the technology and financials sectors. Of course, we are prepared to change the fund’s composition as market conditions evolve.

March 15, 2004

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through August 31, 2004, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.Total returns are calculated on a month-end basis.

The Fund

5

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—96.7%	Shares		Value ($)

Banking—1.4%
Franklin Bank	400	[a]	7,608
Mercantile Bank	310		11,454
Southwest Bancorporation of Texas	160		6,252
			25,314
Basic Industries—3.0%
Applied Micro Circuits	1,500	[a]	9,690
Arch Coal	650		19,032
Jarden	310	[a]	11,005
Quicksilver Resources	360	[a]	14,846
			54,573
Broadcasting & Publishing—1.3%
Lions Gate Entertainment	3,530	[a]	22,945
Capital Goods—1.5%
Kadant	620	[a]	12,865
Navigant Consulting	780	[a]	15,194
			28,059
Consumer Durables—3.5%
Brookstone	565	[a]	13,983
CUNO	260	[a]	11,143
Cache	420	[a]	11,655
Ethan Allen Interiors	300		13,041
Fossil	420	[a]	14,599
			64,421
Consumer Non-Durables—2.7%
Lifetime Hoan	520		8,184
NBTY	450	[a]	14,967
Yankee Candle	950	[a]	26,638
			49,789
Consumer Services—7.5%
Aeropostale	310	[a]	10,633
Charles River Associates	210	[a]	7,312
Heidrick & Struggles International	680	[a]	14,443
Linens ‘n Things	620	[a]	21,018
MPS Group	830	[a]	8,092
Nu Skin Enterprises, Cl. A	680		13,022
PetMed Express	2,410	[a,b]	25,883

6

Common Stocks (continued)	Shares		Value ($)

Consumer Services (continued)
RARE Hospitality International	470	[a]	13,451
Sylvan Learning Systems	780	[a]	24,102
			137,956
Energy—3.6%
Frontier Oil	830		15,985
Grey Wolf	6,700	[a]	28,341
KFx	1,140	[a,b]	10,009
Patina Oil & Gas	220		11,233
			65,568
Financial Services—6.2%
Affiliated Managers Group	100	[a]	8,450
Cathay General Bancorp	210		12,787
Investors Financial Services	200		8,806
Knight Trading Group	1,250	[a]	17,325
Lawson Software	1,820	[a]	15,961
New York Community Bancorp	533		18,731
Online Resources	1,300	[a]	9,568
Scottish Re Group	360		8,489
UTI Worldwide	310		14,003
			114,120
Food & Household Products—1.3%
SunOpta	800	[a]	8,168
Total Entertainment Restaurant	1,080	[a]	15,131
			23,299
Health Care—13.6%
Able Laboratories	700	[a]	12,957
Advanced Neuromodulation Systems	260	[a]	11,154
American Medical Systems Holdings	320	[a]	9,008
Cooper Cos.	360		17,032
Covance	500	[a]	15,000
Coventry Health Care	300	[a]	13,071
Digene	210	[a]	7,980
Discovery Laboratories	1,200	[a]	14,400
Fisher Scientific International	500	[a]	26,625
K-V Pharmaceutical, Cl. A	395	[a]	10,294
Matria Healthcare	330	[a]	9,752

	The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Health Care (continued)
Medarex	1,100	[a]	9,845
NPS Pharmaceuticals	360	[a]	10,789
Nektar Therapeutics	1,040	[a]	19,812
Pharmaceutical Resources	200	[a]	12,478
Respironics	350	[a]	18,309
Telik	310	[a]	7,291
Triad Hospitals	300	[a]	10,587
Vicuron Pharmaceuticals	620	[a]	14,558
			250,942
Insurance—1.0%
Bristol West Holdings	330	[a]	7,168
Triad Guaranty	210	[a]	11,542
			18,710
Leisure & Tourism—.7%
Marine Products	580		12,702
Machinery & Engineering—2.5%
FMC Technologies	850	[a]	22,355
Glamis Gold	500	[a]	7,805
Sauer-Danfoss	1,090		16,176
			46,336
Merchandising—2.2%
Dick’s Sporting Goods	210	[a]	12,174
MSC Industrial Direct, Cl. A	1,000		28,650
			40,824
Miscellaneous—10.9%
Celgene	250	[a]	10,248
Connetics	770	[a]	16,963
First Community Bancorp	260		10,223
First Midwest Bancorp	310		10,447
Hain Celestial Group	1,050	[a]	22,859
Innkeepers USA Trust	1,200		10,800
ManTech International, Cl. A	420	[a]	8,770
Maverick Tube	1,180	[a]	24,249
Medicines	360	[a]	9,778
Orthofix International	470	[a]	22,419
Panera Bread, Cl. A	210	[a]	8,140

8

Common Stocks (continued)	Shares		Value ($)

Miscellaneous (continued)
Peet’s Coffee & Tea	830	[a]	16,998
Select Medical	800		12,776
VCA Antech	470	[a]	14,899
			199,569
Other—6.4%
iShares Russell 2000 Growth Index Fund	1,300	[a,b]	80,860
iShares Russell 2000 Index Fund	310	[a,b]	36,177
			117,037
Services—.5%
CACI International, Cl. A	200	[a]	8,870
Technology—22.9%
Advanced Power Technology	200	[a]	2,100
BearingPoint	1,600	[a]	17,040
Cypress Semiconductor	850	[a]	18,343
DeVry	650	[a]	19,318
Entravision Communications, Cl. A	1,950	[a]	18,720
Fairchild Semiconductor International	950	[a]	24,510
Forrester Research	1,240	[a]	23,560
Foundry Networks	250	[a]	5,900
Helix Technology	310		8,038
Hutchinson Technology	310	[a]	8,826
Inforte	2,400	[a]	25,080
Ingram Micro, Cl. A	1,900	[a]	36,062
Internet Security Systems	420	[a]	7,438
iPass	900	[a]	11,079
KEMET	1,090	[a]	16,045
Kroll	620	[a]	14,545
Lam Research	450	[a]	11,507
Manugistics Group	1,460	[a]	10,673
Mentor Graphics	1,820	[a]	30,558
Network Associates	1,100	[a]	19,294
OraSure Technologies	1,040	[a]	9,110
Packeteer	780	[a]	11,279
Quest Software	550	[a,b]	8,674
SI International	880	[a]	19,835
SafeNet	200	[a]	7,606

	The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)			Shares		Value ($)

Technology (continued)
VeriSign			900	[a]	15,669
Zoran			1,090	[a]	19,631
					420,440
Telecommunications—.5%
Digital Theater Systems			400	[a]	9,892
Textiles & Apparrel—.5%
Deb Shops			400		9,232
Transportation—3.0%
Celadon Group			1,200	[a]	18,312
Central Freight Lines			980	[a]	18,375
SCS Transportation			850	[a]	17,893
					54,580
Total Common Stocks
(cost $	1,451,170)				1,775,178

Investment of Cash Collateral
for Securities Loaned—9.1%

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	166,210)		166,210	[c]	166,210

Total Invesments (cost $		1,617,380)	105.8%		1,941,388
Liabilities, Less Cash and Receivables			(5.8%)		(106,676)
Net Assets			100.0%		1,834,712

a Non-income producing.
b	All of these securities are on loan.At February 29, 2004, the total market value of the fund’s securities on loan is $161,603 and the total market value of the collateral held by the fund is $166,210.
c	Investment in affiliated money market mutual fund.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $161,603)—Note 1(b):
Unaffiliated issuers				1,451,170	1,775,178
Affiliated issuers				166,210	166,210
Cash					60,573
Receivable for investment securities sold					30,995
Dividends receivable					161
Prepaid expenses					19,796
Due from The Dreyfus Corporation and affiliates					1,829
					2,054,742

Liabilities ($):
Payable for investment securities purchased					32,789
Liability for securities on loan—Note 1(b)					166,210
Accrued expenses					21,031
					220,030

Net Assets ( $)					1,834,712

Composition of Net Assets ($):
Paid-in capital					1,495,460
Accumulated investment (loss)—net					(12,549)
Accumulated net realized gain (loss) on investments					27,793
Accumulated net unrealized appreciation
(depreciation) on investments					324,008

Net Assets ( $)					1,834,712

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	601,504	327,705	389,029	260,972	255,502
Shares Outstanding	37,607	20,708	24,580	16,206	16,000

Net Asset Value
Per Share ( $)	15.99	15.83	15.83	16.10	15.97

See notes to financial statements.

The Fund

11

STATEMENT OF OPERATIONS
February 29, 2004 (Unaudited)

Investment Income ($):
Income:
Cash dividends	1,733
Interest	197
Income on securities lending	35
Total Income	1,965
Expenses:
Management fee—Note 3(a)	6,631
Professional fees	24,445
Registration fees	24,206
Custodian fees—Note 3(c)	6,774
Prospectus and shareholders’ reports	6,046
Distribution fees—Note 3(b)	2,654
Shareholder servicing costs—Note 3(c)	2,326
Directors’ fees and expenses—Note 3(d)	155
Miscellaneous	613
Total Expenses	73,850
Less—expense reimbursement from
The Dreyfus Corporation due to undertaking—Note 3(a)	(59,336)
Net Expenses	14,514
Investment (Loss)—Net	(12,549)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	171,803
Net unrealized appreciation (depreciation) on investments	115,075
Net Realized and Unrealized Gain (Loss) on Investments	286,878
Net Increase in Net Assets Resulting from Operations	274,329

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Operations ($):
Investment (loss)—net	(12,549)	(14,844)
Net realized gain (loss) on investments	171,803	(119,450)
Net unrealized appreciation
(depreciation) on investments	115,075	344,640
Net Increase (Decrease) in Net Assets
Resulting from Operations	274,329	210,346

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	244,742	251,655
Class B shares	32,460	73,932
Class C shares	98,035	27,603
Class R shares	3,000	—
Cost of shares redeemed:
Class A shares	(10)	(256,167)
Class B shares	(22,956)	(31,723)
Class C shares	(5,796)	(1,752)
Class R shares	(10)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	349,465	63,548
Total Increase (Decrease) in Net Assets	623,794	273,894

Net Assets ($):
Beginning of Period	1,210,918	937,024
End of Period	1,834,712	1,210,918

The Fund

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Capital Share Transactions:
Class A
Shares sold	15,963	23,722
Shares redeemed	(1)	(26,865)
Net Increase (Decrease) in Shares Outstanding	15,962	(3,143)

Class B
Shares sold	2,298	6,796
Shares redeemed	(1,501)	(3,262)
Net Increase (Decrease) in Shares Outstanding	797	3,534

Class C
Shares sold	6,888	2,273
Shares redeemed	(394)	(187)
Net Increase (Decrease) in Shares Outstanding	6,494	2,086

Class R
Shares sold	207	—
Shares redeemed	(1)	—
Net Increase (Decrease) in Shares Outstanding	206	—

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class A Shares	(Unaudited)		2003	2002	[a]

Per Share Data ($):
Net asset value, beginning of period	13.25		10.51	12.50
Investment Operations:
Investment (loss)—net[b]	(.11)		(.13)	(.02)
Net realized and unrealized
gain (loss) on investments	2.85		2.87	(1.97)
Total from Investment Operations	2.74		2.74	(1.99)
Net asset value, end of period	15.99		13.25	10.51

Total Return (%)[c]	20.74	[d]	26.05	(15.77)	[d,e]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.81	[d]	1.65	.29	[d]
Ratio of net investment (loss)
to average net assets	(.74)[d]		(1.19)	(.21)[d]
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	3.94	[d]	14.15	4.18	[d]
Portfolio Turnover Rate	115.27	[d]	279.61	14.72	[d]

Net Assets, end of period ($ X 1,000)	602		287	261

a From June 28, 2002 (commencement of operations) to August 31, 2002.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Calculated based on net asset value on the close of business on June 28, 2002 (commencement of initial offering) to August 31, 2002.

See notes to financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class B Shares	(Unaudited)		2003	2002	[a]

Per Share Data ($):
Net asset value, beginning of period	13.15		10.50	12.50
Investment Operations:
Investment (loss)—net[b]	(.15)		(.20)	(.04)
Net realized and unrealized
gain (loss) on investments	2.83		2.85	(1.96)
Total from Investment Operations	2.68		2.65	(2.00)
Net asset value, end of period	15.83		13.15	10.50

Total Return (%)[c]	20.44	[d]	25.33	(15.93)	[d,e]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.19	[d]	2.40	.43	[d]
Ratio of net investment (loss)
to average net assets	(1.04)[d]		(1.91)	(.34)[d]
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	4.04	[d]	14.02	4.08	[d]
Portfolio Turnover Rate	115.27	[d]	279.61	14.72	[d]

Net Assets, end of period ($ X 1,000)	328		262	172

a From June 28, 2002 (commencement of operations) to August 31, 2002.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Calculated based on net asset value on the close of business on June 28, 2002 (commencement of initial offering) to August 31, 2002.

See notes to financial statements.

16

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class C Shares	(Unaudited)		2003	2002	[a]

Per Share Data ($):
Net asset value, beginning of period	13.15		10.50	12.50
Investment Operations:
Investment (loss)—net[b]	(.16)		(.20)	(.04)
Net realized and unrealized
gain (loss) on investments	2.84		2.85	(1.96)
Total from Investment Operations	2.68		2.65	(2.00)
Net asset value, end of period	15.83		13.15	10.50

Total Return (%)[c]	20.44	[d]	25.33	(15.93)	[d,e]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.19	[d]	2.40	.43	[d]
Ratio of net investment (loss)
to average net assets	(1.07)[d]		(1.91)	(.34)[d]
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	4.05	[d]	14.10	4.06	[d]
Portfolio Turnover Rate	115.27	[d]	279.61	14.72	[d]

Net Assets, end of period ($ X 1,000)	389		238	168

a From June 28, 2002 (commencement of operations) to August 31, 2002.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Calculated based on net asset value on the close of business on June 28, 2002 (commencement of initial offering) to August 31, 2002.

See notes to financial statements.

The Fund

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class R Shares	(Unaudited)		2003	2002	[a]

Per Share Data ($):
Net asset value, beginning of period	13.31		10.52	12.50
Investment Operations:
Investment (loss)—net[b]	(.08)		(.10)	(.02)
Net realized and unrealized
gain (loss) on investments	2.87		2.89	(1.96)
Total from Investment Operations	2.79		2.79	(1.98)
Net asset value, end of period	16.10		13.31	10.52

Total Return (%)	21.02	[c]	26.62	(15.77)	[c,d]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.70	[c]	1.40	.25	[c]
Ratio of net investment (loss)
to average net assets	(.52)[c]		(.91)	(.16)[c]
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	4.01	[c]	14.11	4.07	[c]
Portfolio Turnover Rate	115.27	[c]	279.61	14.72	[c]

Net Assets, end of period ($ X 1,000)	261		213	168

a From June 28, 2002 (commencement of operations) to August 31, 2002.

b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Calculated based on net asset value on the close of business on June 28, 2002 (commencement of initial offering) to August 31, 2002.

See notes to financial statements.

18

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class T Shares	(Unaudited)		2003	2002	[a]

Per Share Data ($):
Net asset value, beginning of period	13.23		10.51	12.50
Investment Operations:
Investment (loss)—net[b]	(.11)		(.15)	(.03)
Net realized and unrealized
gain (loss) on investments	2.85		2.87	(1.96)
Total from Investment Operations	2.74		2.72	(1.99)
Net asset value, end of period	15.97		13.23	10.51

Total Return (%)[c]	20.77	[d]	25.98	(15.85)	[d,e]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.94	[d]	1.90	.34	[d]
Ratio of net investment (loss)
to average net assets	(.77)[d]		(1.41)	(.25)[d]
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	4.02	[d]	14.11	4.06	[d]
Portfolio Turnover Rate	115.27	[d]	279.61	14.72	[d]

Net Assets, end of period ($ X 1,000)	256		212	168

a From June 28, 2002 (commencement of operations) to August 31, 2002.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Calculated based on net asset value on the close of business on June 28, 2002 (commencement of initial offering) to August 31, 2002.

See notes to financial statements.

The Fund

19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Small Company Growth Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26, 2004 offers thirteen series, including the fund. The fund’s investment objective is long-term capital appreciation.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”) a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class R (100 million shares authorized) and Class T (100 million shares authorized). Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 29, 2004, MBC Investment Corp., an indirect subsidiary of Mellon Financial, held 16,000 Class A shares, 16,000 Class B shares, 16,000 Class C shares and all of the outstanding Class R and Class T shares of the fund.

20

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund received net earnings cred-

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

its of $126 during the period ended February 29, 2004 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

22

The fund has an unused capital loss carryover of $83,274 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2003. If not applied, the carryover expires in fiscal 2011.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of the borrowings. During the period ended February 29, 2004, the fund did not borrow under the line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .90 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from September 1, 2003 through August 31, 2004 that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.40% of the value of the fund’s average daily net assets the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $59,336 during the period ended February 29, 2004.

During the period ended February 29, 2004, the Distributor retained $2,147 from commissions earned on sales of the fund’s Class A shares, and $30 from contingent deferred sales charges on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1%

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the value of the average daily net assets of Class B and Class C shares, respectively, and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended February 29, 2004, Class B, Class C and Class T shares were charged $1,158, $1,205 and $291, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, Class A, Class B, Class C and Class T shares were charged $468, $386, $402 and $291, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $241 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2004, the fund was charged $6,774 pursuant to the custody agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

24

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2004, amounted to $1,960,724 and $1,637,782, respectively.

At February 29, 2004, accumulated net unrealized appreciation on investments was $324,008, consisting of $337,964 gross unrealized appreciation and $13,956 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund

25

For More Information

To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
A description of the policies
and procedures that the fund
uses to determine how to
vote proxies relating to
portfolio securities is
available, without charge,
by calling the telephone
number listed above, or by
visiting the SEC’s website at
http://www.sec.gov
Dreyfus Premier
Small Company
Growth Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation

0771SA0204

Dreyfus Premier Select Growth Fund

SEMIANNUAL REPORT February 29, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Statement of Investments
4	Statement of Assets and Liabilities
5	Statement of Operations
6	Statement of Changes in Net Assets
8	Financial Highlights
13	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—96.7%	Shares		Value ($)

Consumer Discretionary—22.8%
Apollo Group, Cl. A	600	[a]	45,690
Bed Bath & Beyond	850	[a]	34,748
eBay	700	[a]	48,202
Gannett	450		38,821
Home Depot	700		25,417
International Game Technology	1,200		47,088
Lowe’s	550		30,800
NIKE, Cl. B	500		36,625
Omnicom Group	400		32,720
Staples	1,450	[a]	38,019
Starbucks	1,250	[a]	46,763
			424,893
Consumer Staples—4.4%
Procter & Gamble	500		51,255
Walgreen	850		30,311
			81,566
Finance—9.0%
American Express	925		49,413
Citigroup	825		41,464
MBNA	1,500		40,995
Morgan Stanley	600		35,856
			167,728
Health Care—22.1%
Abbott Laboratories	800		34,240
Allergan	375	[b]	32,827
Boston Scientific	1,000	[a]	40,850
Medtronic	850		39,865
Pfizer	2,250		82,462
Stryker	350		31,056
Teva Pharmaceutical Industries, ADR	650		42,250
UnitedHealth Group	1,050		65,100
Zimmer Holdings	550	[a]	41,602
			410,252
Other—8.7%
General Electric	2,600		84,552
Johnson Controls	600		34,992
3M	550		42,911
			162,455
2

Common Stocks (continued)			Shares		Value ($)

Producer Durables—3.7%
Danaher			200	[b]	17,926
United Technologies			550		50,661
					68,587
Technology—21.9%
Cisco Systems			2,725	[a]	62,948
Dell			1,300	[a]	42,445
Intel			1,900		55,537
International Business Machines			250		24,125
Maxim Integrated Products			700		34,937
Microsoft			2,200		58,300
Oracle			2,350	[a]	30,268
SAP, ADR			1,250		49,500
Symantec			1,200	[a]	49,368
					407,428
Transportation—2.3%
United Parcel Service, Cl. B			600		42,378
Utilities—1.8%
Nextel Communications, Cl. A			1,250	[a]	33,113
Total Common Stocks
(cost $	1,530,902)				1,798,400

Investment of Cash Collateral
for Securities Loaned—2.4%

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	43,974)		43,974	[c]	43,974

Total Investments (cost $		1,574,876)	99.1%		1,842,374
Cash and Receivables (Net)			.9%		18,161
Net Assets			100.0%		1,860,535

a Non-income producing.
b	All or a portion of these securities are on loan.At February 29, 2004, the total market value of the fund’s securities on loan is $43,404 and the total market value of the collateral held by the fund is $43,974.

c	Investment in affiliated money market mutual fund.

See notes to financial statements.

The Fund

3

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $43,404)—Note 1(b):
Unaffiliated issuers				1,530,902	1,798,400
Affiliated issuers				43,974	43,974
Cash					33,440
Dividends and interest receivable					1,789
Due from The Dreyfus Corporation and affiliates					28,928
					1,906,531

Liabilities ($):
Liability for securities on loan—Note 1(b)					43,974
Accrued expenses					2,022
					45,996

Net Assets ( $)					1,860,535

Composition of Net Assets ($):
Paid-in capital					1,596,454
Accumulated investment (loss)—net					(6,940)
Accumulated net realized gain (loss) on investments					3,523
Accumulated net unrealized appreciation
(depreciation) on investments					267,498

Net Assets ( $)					1,860,535

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	400,765	383,612	583,173	247,502	245,483
Shares Outstanding	26,073	25,122	38,193	16,058	16,000

Net Asset Value
Per Share ( $)	15.37	15.27	15.27	15.41	15.34

See notes to financial statements.

4

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2004 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $14 foreign taxes withheld at source)	6,949
Interest	15
Income on securities lending	9
Total Income	6,973
Expenses:
Management fee—Note 3(a)	5,666
Registration fees	78,448
Professional fees	7,499
Distribution fees—Note 3(b)	2,904
Shareholder servicing costs—Note 3(c)	1,594
Prospectus and shareholders’ reports	936
Custodian fees—Note 3(c)	732
Directors’ fees and expenses—Note 3(d)	156
Miscellaneous	1,117
Total Expenses	99,052
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(85,139)
Net Expenses	13,913
Investment (Loss)—Net	(6,940)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	11,606
Net unrealized appreciation (depreciation) on investments	139,987
Net Realized and Unrealized Gain (Loss) on Investments	151,593
Net Increase in Net Assets Resulting from Operations	144,653

See notes to financial statements.

The Fund

5

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004	Period Ended
	(Unaudited)	August 31, 2003[a]

Operations ($):
Investment (loss)—net	(6,940)	(5,076)
Net realized gain (loss) on investments	11,606	(8,083)
Net unrealized appreciation
(depreciation) on investments	139,987	127,511
Net Increase (Decrease) in Net Assets
Resulting from Operations	144,653	114,352

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	104,970	286,279
Class B shares	112,877	218,274
Class C shares	271,363	256,080
Class R shares	892	200,000
Class T shares	—	200,000
Cost of shares redeemed:
Class A shares	(49,195)	—
Class C shares	(10)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	440,897	1,160,633
Total Increase (Decrease) in Net Assets	585,550	1,274,985

Net Assets ($):
Beginning of Period	1,274,985	—
End of Period	1,860,535	1,274,985

6

	Six Months Ended
	February 29, 2004	Period Ended
	(Unaudited)	August 31, 2003[a]

Capital Share Transactions:
Class A
Shares sold	7,087	22,439
Shares redeemed	(3,453)	—
Net Increase (Decrease) in Shares Outstanding	3,634	22,439

Class B
Shares sold	7,727	17,395

Class C
Shares sold	18,090	20,104
Shares redeemed	(1)	—
Net Increase (Decrease) in Shares Outstanding	18,089	20,104

Class R
Shares sold	58	16,000

Class T
Shares sold	—	16,000

a From March 31, 2003 (commencement of operations) to August 31, 2003. See notes to financial statements.

The Fund

7

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 29, 2004	Period Ended
Class A Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	13.88	12.50
Investment Operations:
Investment (loss)—net[b]	(.05)	(.04)
Net realized and unrealized
gain (loss) on investments	1.54	1.42
Total from Investment Operations	1.49	1.38
Net asset value, end of period	15.37	13.88

Total Return (%) [c,d]	10.73	11.12

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	.75	.63
Ratio of net investment (loss) to average net assets[d]	(.31)	(.32)
Decrease reflected in above expense ratios due to
undertakings by The Dreyfus Corporation[d]	5.53	6.72
Portfolio Turnover Rate[d]	30.01	37.14

Net Assets, end of period ($ x 1,000)	401	312

a From March 31, 2003 (commencement of operations) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

8

	Six Months Ended
	February 29, 2004	Period Ended
Class B Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	13.84	12.50
Investment Operations:
Investment (loss)—net[b]	(.10)	(.09)
Net realized and unrealized
gain (loss) on investments	1.53	1.43
Total from Investment Operations	1.43	1.34
Net asset value, end of period	15.27	13.84

Total Return (%) [c,d]	10.32	10.80

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	1.12	.95
Ratio of net investment (loss) to average net assets[d]	(.66)	(.64)
Decrease reflected in above expense ratios due to
undertakings by The Dreyfus Corporation[d]	5.56	6.89
Portfolio Turnover Rate[d]	30.01	37.14

Net Assets, end of period ($ x 1,000)	384	241

a From March 31, 2003 (commencement of operations) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

The Fund

9

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004	Period Ended
Class C Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	13.84	12.50
Investment Operations:
Investment (loss)—net[b]	(.10)	(.08)
Net realized and unrealized
gain (loss) on investments	1.53	1.42
Total from Investment Operations	1.43	1.34
Net asset value, end of period	15.27	13.84

Total Return (%) [c,d]	10.32	10.80

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	1.12	.95
Ratio of net investment (loss) to average net assets[d]	(.67)	(.63)
Decrease reflected in above expense ratios due to
undertakings by The Dreyfus Corporation[d]	5.89	6.81
Portfolio Turnover Rate[d]	30.01	37.14

Net Assets, end of period ($ x 1,000)	583	278

a From March 31, 2003 (commencement of operations) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

10

	Six Months Ended
	February 29, 2004	Period Ended
Class R Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	13.90	12.50
Investment Operations:
Investment (loss)—net[b]	(.02)	(.03)
Net realized and unrealized
gain (loss) on investments	1.53	1.43
Total from Investment Operations	1.51	1.40
Net asset value, end of period	15.41	13.90

Total Return (%)[c]	10.86	11.28

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[c]	.62	.53
Ratio of net investment (loss) to average net assets[c]	(.14)	(.21)
Decrease reflected in above expense ratios due to
undertakings by The Dreyfus Corporation[c]	5.44	6.89
Portfolio Turnover Rate[c]	30.01	37.14

Net Assets, end of period ($ x 1,000)	248	222

a From March 31, 2003 (commencement of operations) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Not annualized.

See notes to financial statements.

The Fund

11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004	Period Ended
Class T Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	13.87	12.50
Investment Operations:
Investment (loss)—net[b]	(.06)	(.06)
Net realized and unrealized
gain (loss) on investments	1.53	1.43
Total from Investment Operations	1.47	1.37
Net asset value, end of period	15.34	13.87

Total Return (%) [c,d]	10.59	11.04

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	.87	.74
Ratio of net investment (loss) to average net assets[d]	(.39)	(.42)
Decrease reflected in above expense ratios due to
undertakings by The Dreyfus Corporation[d]	5.43	6.89
Portfolio Turnover Rate[d]	30.01	37.14

Net Assets, end of period ($ x 1,000)	245	222

a From March 31, 2003 (commencement of operations) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Select Growth Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26, 2004, offers thirteen series, including the fund.The fund’s investment objective is long-term capital appreciation. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class R (100 million shares authorized) and Class T (100 million shares authorized). Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 29, 2004, MBC Investment Corp., an indirect subsidiary of Mellon Financial, held, 16,000 Class A, Class B, Class C, Class R and Class T shares of the fund.

The Fund

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations for each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments is recognized on the accrual basis. Under the terms of the custody agreement, during the period ended February 29, 2004, the fund received net earnings credits of $15 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

14

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) primarily to be utilized

The Fund

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended February 29, 2004, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken from September 1, 2003 through March 26, 2004 that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1, distribution plan fees,shareholder services plan fees and extraordinary expenses,exceed an annual rate of 1.25% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $85,139 during the period ended February 29, 2004.

During the period ended February 29, 2004, the Distributor retained $157 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended February 29, 2004, Class B, Class C and Class T shares were charged $1,151, $1,459 and $294, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services.

16

The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, Class A, Class B, Class C and Class T shares were charged $430, $384, $486 and $294, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $380 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2004, the fund was charged $732 pursuant to the custody agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2004, amounted to $851,433 and $442,362, respectively.

At February 29, 2004, accumulated net unrealized appreciation on investments was $267,498, consisting of $277,526 gross unrealized appreciation and $10,028 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

Note 6—Subsequent Event:

At a meeting of the Board of Directors of Dreyfus Growth and Value Funds, Inc. held on February 17, 2004, the Board approved a proposal to liquidate the Dreyfus Premier Select Growth Fund (the “fund”), distribute the fund’s assets to fund shareholders and close out fund shareholder accounts. The liquidation occurred on March 26, 2004. Accordingly, effective as of the close of business on February 27, 2004, the fund was closed to any investments for new accounts.

18

NOTES

For More Information

To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
A description of the policies
and procedures that the fund
uses to determine how to
vote proxies relating to
portfolio securities is
available, without charge,
by calling the telephone
number listed above, or by
visiting the SEC’s website at
http://www.sec.gov
Dreyfus Premier
Select Growth Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation

0002SA0204

Dreyfus Premier Structured Large Cap Value Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

     Dreyfus Premier Structured Large Cap Value Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This report for Dreyfus Premier Structured Large Cap Value Fund covers the period from the fund’s inception on December 31, 2003, through its semiannual reporting period on February 29, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Oliver Buckley.

The stock market rally that began during the spring of 2003 continued to gain momentum through the end of the reporting period.With the U.S. economy on firmer footing, corporate spending and investment began to improve after several years of cost-cutting, and a weakening U.S. dollar relative to most major foreign currencies helped boost overseas sales for many companies. As a result, recent earnings reports contained more positive surprises than negative ones, bolstering investor confidence.

However, stocks that may have gained too much value too quickly during the current rally may be vulnerable to a correction over the near term. While we believe that the prospects for the stock market remain generally positive over the long run, equity investors should be prepared to weather day-to-day volatility as they pursue their long-term goals. As always, we encourage you to talk with your financial advisor regularly about these issues and the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

March 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Oliver Buckley, Portfolio Manager

How did Dreyfus Premier Structured Large Cap Value Fund perform relative to its benchmark?

For the period between the fund’s inception on December 31, 2003, and the end of its semiannual reporting period on February 29, 2004, the fund produced total returns of 5.52% for Class A shares, 5.44% for Class B shares, 5.36% for Class C shares, 5.52% for Class R shares and 5.44% for Class T shares.1 In comparison, the fund’s benchmark, the Russell 1000 Value Index (the “Index”), provided a 3.94% total return for the same period.2

We attribute the fund’s start to rising stock prices in a recovering U.S. economy.We are pleased that the fund produced higher returns than its benchmark during the first two months of its operations, which we attribute to the effectiveness of our value-oriented, catalyst-driven investment approach in a market environment characterized by expanding valuations and renewed earnings momentum.

What is the fund’s investment approach?

The fund seeks long-term capital growth.To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of companies included in the Russell 1000 Value Index at the time of purchase.The fund’s stock investments may include common stocks, preferred stocks and convertible securities of U.S. and foreign issuers, including those purchased in initial public offerings.

We select stocks using a “bottom-up,” structured approach that seeks to identify undervalued securities through a quantitative screening process. This process is driven by computer models that identify and rank stocks based on:

  Fundamental momentum, meaning measures that reflect the changes in short-term earnings outlook through factors such as revised earnings estimates and earnings surprises;

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

  Relative value, such as current and forecasted price-to-earnings ratios, price-to-book ratios, yields and other price-sensitive data for a stock compared to its past, its peers and the models’ overall stock universe;
  Long-term growth, based on measures that reflect changes in estimated long-term earnings growth over multiple time periods; and
  Additional factors, such as technical factors, trading by company insiders or share issuance/buyback data.

We select what we believe to be the most attractive of the top-ranked securities for the fund. We will generally sell a stock that falls below the median ranking, and we may reinvest the proceeds in a top-ranked security in order to remain fully invested. We attempt to maintain a neutral exposure to sectors relative to the Russell 1000 Value Index. Within each sector, we overweight the most attractive stocks and underweight or avoid the stocks that have been ranked least attractive.

What other factors influenced the fund’s performance?

The market rally that began in 2003 continued to drive stock prices higher during the first two months of 2004. As economic conditions improved, corporations that had cut back on spending and investment began to loosen their purse strings, benefiting market sectors that derive most of their revenues from business-to-business sales. For their part, consumers continued to spend freely, as low interest rates put cash in their pockets for big-ticket and discretionary purchases, supporting the prices of many consumer-oriented stocks.

Unlike 2003, however, when the market’s advance was led by smaller, more speculative stocks in the technology and telecommunications sectors, 2004 saw investor sentiment begin to shift toward larger, higher-quality companies with more consistent earnings growth rates. Because our investment process favors attractively valued companies that we believe are poised to grow their earnings because of an identifiable catalyst, the market’s shift to a more earnings-driven rally has benefited many of the fund’s holdings.

For example, in its first two months of operations, the fund received strong contributions to performance from communications solutions

4

provider Motorola, which saw its earnings grow after a new management team executed a turnaround in its key businesses.Mandalay Resort Group saw earnings from its casinos — and its stock price — rise as consumers grew more comfortable with discretionary expenditures in the stronger economy.The stock price of banking giant JP Morgan Chase rallied when a rebounding stock market led to higher revenues in its brokerage and investment banking divisions, while a surge in refinanc-ing activity enhanced the earnings of its mortgage lending business.

Of course, as is to be expected of a portfolio diversified across more than 60 positions, some of the fund’s investments produced disappointing results during the reporting period. Among them was industrial conglomerate SPX Corporation, whose stock declined after reporting weaker than expected financial results. In addition, the fund’s relative performance was hindered by good performance among stocks represented in the Index but not owned by the fund, such as AT&T Wireless.

What is the fund’s current strategy?

We have continued to employ a “bottom-up” investment strategy favoring undervalued companies that we believe are likely to achieve high rates of earnings growth over the next 12 months because of an identifiable catalyst. In our view, this approach is particularly well suited for the long term, in which stock prices tend to be driven more by business fundamentals than by investor sentiment.

March 15, 2004

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through August 31, 2004, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund

5

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—96.2%	Shares		Value ($)

Banking—15.5%
Bank of America	600		49,152
Bear Stearns	300		26,352
Edwards (A.G.)	200		7,650
First Tennessee National	200		9,248
Goldman Sachs Group	500		52,935
Independence Community Bank	600		23,742
Northern Trust	1,000		49,650
SouthTrust	1,400		47,040
Wachovia	1,300		62,361
			328,130
Commercial Services—.6%
Ingram Micro, Cl. A	700	[a]	13,286
Communications—3.9%
BellSouth	2,000		55,120
PanAmSat	400	[a]	9,140
Telephone and Data Systems	100		7,205
Verizon Communications	300		11,499
			82,964
Consumer Durables—5.5%
D.R. Horton	1,450		46,096
General Motors	1,100		52,932
KB HOME	100		7,235
Lennar, Cl. A	200		9,890
			116,153
Consumer Non-Durables—7.2%
Altria Group	600		34,530
Jones Apparel Group	300		11,190
Kimberly-Clark	900		58,212
Sara Lee	2,200		48,004
			151,936
Consumer Services—6.2%
Mandalay Resort Group	900		46,260
McDonald’s	2,000		56,600
Walt Disney	1,100		29,183
			132,043

6

Common Stocks (continued)	Shares		Value ($)

Electronic Technology—4.3%
Emulex	200	[a]	4,636
L-3 Communications Holdings	300		16,056
Motorola	3,400		62,730
National Semiconductor	200	[a]	7,872
			91,294
Energy Minerals—12.1%
ChevronTexaco	800		70,680
ConocoPhillips	300		20,661
Exxon Mobil	3,500		147,595
Marathon Oil	500		17,570
			256,506
Finance—12.0%
Citigroup	2,800		140,728
J.P. Morgan Chase	1,900		77,938
MBNA	1,300		35,529
			254,195
Health Technology—2.5%
Becton, Dickinson	300		14,595
Invitrogen	300	[a]	22,110
Watson Pharmaceuticals	300	[a]	13,776
			50,481
Insurance—5.1%
Chubb	100		7,098
First American	700		21,385
HCC Insurance Holdings	200		6,478
MBIA	800		52,632
StanCorp Financial Group	300		19,785
			107,378
Non-Energy Minerals—2.1%
Alcoa	1,200	[b]	44,964
Process Industries—2.4%
Archer-Daniels-Midland	3,000		51,600
Producer Manufacturing—5.9%
Danaher	400		35,852
SPX	400		16,800

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)			Shares		Value ($)

Producer Manufacturing (continued)
Textron			800		44,272
United Technologies			300		27,633
					124,557
Real Estate—1.6%
Equity Office Properties Trust			500		14,270
Friedman, Billings, Ramsey Group, Cl. A			200		5,324
Thornburg Mortgage			500		14,725
					34,319
Retail Trade—3.7%
AutoNation			1,100	[a]	18,348
Borders Group			600		14,400
Claire’s Stores			200		4,044
Rent-A-Center			300	[a]	9,753
Sherwin-Williams			900		31,500
					78,045
Utilities—5.6%
Constellation Energy Group			1,200		47,700
Edison International			1,700		39,253
Northeast Utilities			1,100		21,164
ONEOK			500		11,105
					119,222
Total Common Stocks
(cost $	1,944,595)				2,037,073

Investment of Cash Collateral
for Securities Loaned—2.0%

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	41,800)		41,800	[c]	41,800

Total Investments (cost $		1,986,395)	98.2%		2,078,873
Cash and Receivables (Net)			1.8%		38,684
Net Assets			100.0%		2,117,557

a Non-income producing.
b	A portion of this security is on loan.At February 29, 2004, the total market value of the fund’s security on loan is $41,217 and the total market value of the collateral held by the fund is $41,800.
c	Investment in affiliated money market mutual fund.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including security on loan, valued at $41,217)—Note 1(b):
Unaffiliated issuers				1,944,595	2,037,073
Affiliated issuers				41,800	41,800
Cash					25,583
Dividends receivable					4,234
Prepaid expenses					80,527
Due from The Dreyfus Corporation and affiliates					13,009
					2,202,226

Liabilities ($):
Liability for security on loan—Note 1(b)					41,800
Accrued expenses					42,869
					84,669

Net Assets ( $)					2,117,557

Composition of Net Assets ($):
Paid-in capital					2,009,428
Accumulated investment income—net					2,287
Accumulated net realized gain (loss) on investments					13,364
Accumulated net unrealized appreciation
(depreciation) on investments					92,478

Net Assets ( $)					2,117,557

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	431,343	421,341	421,274	421,975	421,624
Shares Outstanding	32,724	32,000	32,000	32,000	32,000

Net Asset Value
Per Share ( $)	13.18	13.17	13.16	13.19	13.18

See notes to financial statements.

The Fund

9

STATEMENT OF OPERATIONS

From December 31, 2003 (commencement of operations) to February 29, 2004 (Unaudited)

Investment Income ($):
Income:
Cash dividends	8,210
Interest	242
Total Income	8,452
Expenses:
Investment advisory fee—Note 2(a)	2,569
Registration fees	16,489
Organization expense	8,750
Professional fees	4,810
Prospectus and shareholders’ reports	2,629
Distribution fees—Note 2(b)	1,198
Custodian fees—Note 2(c)	900
Shareholder servicing costs—Note 2(c)	845
Directors’ fees and expenses—Note 2(d)	4
Miscellaneous	175
Total Expenses	38,369
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 2(a)	(32,204)
Net Expenses	6,165
Investment income—Net	2,287

Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	13,364
Net unrealized appreciation (depreciation) on investments	92,478
Net Realized and Unrealized Gain (Loss) on Investments	105,842
Net Increase in Net Assets Resulting from Operations	108,129

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

From December 31, 2003 (commencement of operations) to February 29, 2004 (Unaudited)

Operations ($):
Investment income—net	2,287
Net realized gain (loss) on investments	13,364
Net unrealized appreciation (depreciation) on investments	92,478
Net Increase (Decrease) in Net Assets Resulting from Operations	108,129

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	409,428
Class B shares	400,000
Class C shares	400,000
Class R shares	400,000
Class T shares	400,000
Increase (Decrease) in Net Assets from Capital Stock Transactions	2,009,428
Total Increase (Decrease) in Net Assets	2,117,557

Net Assets ($):
Beginning of Period	—
End of Period	2,117,557
Undistributed investment income—net	2,287

See notes to financial statements.

The Fund

11

STATEMENT OF CHANGES IN NET ASSETS (continued) From December 31, 2003 (commencement of operations) to February 29, 2004 (Unaudited)

Capital Share Transactions:
Class A
Shares sold	32,724

Class B
Shares sold	32,000

Class C
Shares sold	32,000

Class R
Shares sold	32,000

Class T
Shares sold	32,000

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from December 31, 2003 (commencement of operations) to February 29, 2004.All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased or (decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial

	Class A		Class B		Class C		Class R	Class T
	Shares		Shares		Shares		Shares	Shares

Per Share Data ($):
Net asset value,
beginning of period	12.50		12.50		12.50		12.50	12.50
Investment Operations:
Investment income—net[a]	.02		.00	[b]	.00	[b]	.03	.02
Net realized and unrealized
gain (loss) on investments	.66		.67		.66		.66	.66
Total from Investment Operations	.68		.67		.66		.69	.68
Net asset value, end of period	13.18		13.17		13.16		13.19	13.18

Total Return (%)[c]	5.52	[d]	5.44	[d]	5.36	[d]	5.52	5.44	[d]

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets[c]	.25		.37		.37		.21	.29
Ratio of net investment income
to average net assets[c]	.16		.04		.04		.20	.12
Decrease reflected in above
expense ratios due to
undertaking by
The Dreyfus Corporation[c]	1.57		1.57		1.57		1.57	1.57
Portfolio Turnover Rate[c]	13.12		13.12		13.12		13.12	13.12

Net Assets, end of period
($ x 1,000)	431		421		421		422	422

a Based on average shares outstanding at each month end.

b	Amount represents less than $.01 per share.
c	Not annualized.
d	Exclusive of sales charge.

See notes to financial statements.

The Fund

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Structured Large Cap Value Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26, 2004, offers thirteen series, including the fund, which commenced operations on December 31, 2003. The fund’s investment objective is long-term capital growth. The Dreyfus Corporation (“Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Franklin Portfolio Associates, LLC (“Franklin Portfolio”), an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class R(100 million shares authorized) and Class T (100 million shares authorized). Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

14

As of February 29, 2004, MBC Investment Corp., an indirect subsidiary of Mellon Financial, held 32,000 Class A shares and all of the outstanding Class B, Class C, Class R and Class T shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

The Fund

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

16

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

NOTE 2—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of ..75 of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has undertaken from December 31, 2003 through August 31, 2004 that, if the fund’s aggregate expenses, exclusive of taxes, brokerage, interest expense, Distribution Plan fees, Shareholder Services Plan fees and extraordinary expenses, exceed an annual rate of 1.25% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to Dreyfus under the Agreement, or Dreyfus will bear, such excess expenses. The expense reimbursement, pursuant to the undertaking, amounted to $32,204 during the period ended February 29, 2004.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Franklin Portfolio, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

Average Net Assets

0 to $100 million 25 of 1% $100 million to $1 billion 20 of 1% $1 billion to $1.5 billion 16 of 1% In excess of $1.5 billion 10 of 1%

The Fund

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 29, 2004, the Distributor retained $72 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended February 29, 2004, Class B, Class C and Class T shares were charged $514, $513 and $171, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, Class A, Class B, Class C and Class T shares were charged $172, $171, $171 and $171, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $42 pursuant to the transfer agency agreement.

18

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2004, the fund was charged $900 pursuant to the custody agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2004, amounted to $2,191,398 and $260,328, respectively.

At February 29, 2004, accumulated net unrealized appreciation on investments was $92,478, consisting of $111,874 gross unrealized appreciation and $19,396 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege

The Fund

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

20

For More Information

To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
A description of the policies
and procedures that the fund
uses to determine how to
vote proxies relating to
portfolio securities is
available, without charge,
by calling the telephone
number listed above, or by
visiting the SEC’s website at
http://www.sec.gov
Dreyfus Premier
Structured Large Cap Value Fund
200 Park Avenue
New York, NY 10166

Investment Adviser
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser
Franklin Portfolio Associates, LLC
One Boston Place
Boston, MA 02108

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation

0134SA0204

Dreyfus Premier Select Midcap Growth Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
13	Financial Highlights
18	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

Dreyfus Premier Select Midcap Growth Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Premier Select Midcap Growth Fund covers the six-month period from September 1, 2003, through February 29, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio managers, Fred Kuehndorf,Terence J. McLaughlin and Deborah C. Ohl.

The stock market rally that began during the spring of 2003 continued to gain momentum through the end of the reporting period.With the U.S. economy on firmer footing, corporate spending and investment began to improve after several years of cost-cutting, and a weakening U.S. dollar relative to most major foreign currencies helped boost overseas sales for many companies. As a result, recent earnings reports contained more positive surprises than negative ones, bolstering investor confidence.

However, stocks that may have gained too much value too quickly during the current rally may be vulnerable to a correction over the near term. While we believe that the prospects for the stock market remain generally positive over the long run, equity investors should be prepared to weather day-to-day volatility as they pursue their long-term goals. As always, we encourage you to talk with your financial advisor regularly about these issues and the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

March 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Fred Kuehndorf, Terence J. McLaughlin and Deborah C. Ohl, Portfolio Managers

How did Dreyfus Premier Select Midcap Growth Fund perform relative to its benchmark?

For the six-month reporting period ended February 29, 2004, the fund produced total returns of 9.54% for Class A shares,9.18% for Class B shares, 9.18% for Class C shares, 9.66% for Class R shares and 9.41% for Class T shares.1 In comparison, the fund’s benchmark, the Russell Midcap Growth Index (the “Index”), provided a 15.52% total return for the same period.2

Midcap stocks advanced more than their large-cap counterparts but less than smaller stocks during the reporting period. The stimulative effects of low interest rates, tax cuts and higher government spending on the economy fueled gains in the market.The fund’s returns trailed its benchmark, primarily because lower-quality stocks that did not meet our investment criteria led the rally. In addition, because the fund’s portfolio is concentrated among a relatively small number of companies, its returns can be more volatile than its more broadly diversified benchmark.

What is the fund’s investment approach?

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of midcap growth companies.The fund considers midcap companies to be companies with market capitalizations that fall within the range of the Russell Midcap Growth Index at the time of purchase. The fund invests in companies that we believe have solid market positions and reasonable financial strength.

The portfolio managers seek investment opportunities for the fund in companies that have a history of consistent earnings growth.The portfolio managers focus on individual stock selection, building the portfolio from the bottom up, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

The fund typically sells a stock when the company’s earnings are no longer growing, or it no longer possesses the characteristics that caused its purchase.A stock may be a sell candidate when its valuation reaches

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

or exceeds its calculated fair value, or there are deteriorating funda-mentals.The fund may also sell a stock if it becomes an overweighted portfolio position, as determined by portfolio managers.

What other factors influenced the fund’s performance?

Stock prices continued to move higher during the reporting period as historically low interest rates, federal income tax cuts and rising government spending stimulated renewed economic growth.Corporations that had cut back on spending and investment began to loosen their purse strings, and consumers continued to spend freely, supporting the prices of stocks in virtually every economic sector represented in the Index.

However, the stocks that fared best continued to be the formerly high-flying technology and telecommunications companies that had been severely beaten down during the bear market. Investors flocked to these companies, many of which had little or no earnings, because they apparently believed that their stocks represented attractive values. In our view, this trend is likely to prove unsustainable, and we have continued to favor higher-quality companies with rising profits,effective management teams and strong balance sheets.

Despite better performance from higher-quality midcap stocks later in the reporting period, adherence to our stringent investment criteria caused the fund’s returns to lag its benchmark during the reporting period. Some of the fund’s more notable disappointments included Ryanair,a low-cost airline with operations primarily in Europe.Ryanair’s stock fell after the airline reduced prices to stimulate ticket sales. Fund holding Career Education, a for-profit education company, was hurt by questions regarding its accreditations and the job prospects of its graduates. We sold the fund’s position in Career Education soon after these concerns arose.

On the other hand, the fund received positive contributions to its performance from several of its holdings.Wireless telephone carrier Nextel Communications benefited during the reporting period from the easing of concerns surrounding a Federal Communications Commission ruling that allowed consumers to switch wireless companies without giving up their cell phone numbers. In addition, Nextel took advantage of prevailing low interest rates by recapitalizing its balance sheet on more favorable terms. In the retail industry, luxury goods purveyor Coach, Inc. and housewares seller Williams-Sonoma benefited from the effects of low interest rates on consumer spending. Similarly, higher earnings from homebuilder Centex Homes and orthopedic products manufacturer

4

Zimmer Holdings helped boost the fund’s overall returns.

The fund participated in four IPOs during the reporting period that favorably influenced its performance in different industries. Callidus Software is a provider of EIM (enterprise incentive management) software that helps track and analyze sales performance of employees to business objectives while Tessera Technologies develops semiconductor-packaging technology. LECG provides consulting services to legal and judicial regulators and business decision makers and First Marblehead is an outsource service provider that focuses on educational lending for undergraduate, graduate and professional education.

What is the fund’s current strategy?

Although the consumer discretionary, health care and technology sectors recently have represented the fund’s largest concentrations of investments, their weightings have been roughly in line with their representation in the Index,which is consistent with our strategy of investing in a generally sector-neutral manner. Instead, we attempt to add value through our disciplined security selection process, which favors companies that are profitable, reinvest in their businesses, have strong balance sheets and are trading at reasonable valuations.Recently,we have identified a number of such opportunities among a more diversified range of midcap stocks, including energy companies, such as BJ Services Company and XTO Energy; utilities, including Mobile Telesystems and Kinder Morgan; and health care companies, including biotechnology firms Biogen/Idec and Cephalon.

March 15, 2004

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through August 31, 2004, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
Part of the fund’s performance is attributable to positive returns from its initial public offering (IPO) investments.There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell Midcap Growth Index is a widely accepted, unmanaged index of medium-cap stock market performance and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

The Fund

5

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—95.6%	Shares		Value ($)

Consumer Discretionary—22.3%
Apollo Group, Cl. A	525	[a]	39,979
Bed Bath & Beyond	1,500	[a]	61,320
Coach	1,975	[a]	78,269
Corinthian Colleges	625	[a]	37,594
eBay	250	[a]	17,215
International Game Technology	2,225		87,309
SINA	650	[a]	28,718
Staples	1,550		40,641
Starbucks	1,500	[a]	56,115
Williams-Sonoma	1,625	[a]	51,984
			499,144
Energy—4.6%
BJ Services	1,050	[a]	45,454
XTO Energy	1,900		56,696
			102,150
Financial Services—9.1%
Doral Financial	1,550		52,886
Everest Re Group	625		54,619
First Tennessee National	1,025		47,396
SunGard Data Systems	1,675	[a]	48,692
			203,593
Health Care—23.6%
Allergan	450	[b]	39,393
Biomet	1,400		54,572
Cephalon	925	[a,b]	54,880
Coventry Health Care	1,275	[a]	55,552
Gilead Sciences	875	[a]	47,434
Mylan Laboratories	2,200		51,700
Stryker	600		53,238
Teva Pharmaceutical Industries, ADR	825		53,625
Varian Medical Systems	750	[a]	62,805
Zimmer Holdings	725	[a]	54,839
			528,038

6

Common Stocks (continued)		Shares		Value ($)

Producer Durables—2.5%
Centex		525		56,070
Technology—21.9%
BEA Systems		3,175	[a,b]	43,815
Biogen Idec		750	[a,b]	41,587
Cognos		1,800	[a]	56,232
Foundry Networks		1,975	[a]	46,610
Integrated Circuit Systems		1,675	[a]	46,129
Mercury Interactive		1,025	[a,b]	49,754
QLogic		700	[a]	29,260
Silicon Laboratories		1,050	[a]	59,189
Symantec		2,100	[a]	86,394
UTStarcom		975	[a,b]	32,303
				491,273
Transportation—4.1%
C.H. Robinson Worldwide		1,225		48,522
Expeditors International
of Washington		1,150		44,321
				92,843
Utilities—7.5%
Kinder Morgan		825		50,911
Mobile Telesystems, ADR		600		64,350
Nextel Communications, Cl. A		1,950	[a]	51,655
				166,916
Total Common Stocks
(cost $	1,682,636)			2,140,027

Other Investments—3.0%

Registered Investment Companies:
Dreyfus Institutional Cash Advantage Fund		22,667	[c]	22,667
Dreyfus Institutional Cash Advantage Plus Fund		22,667	[c]	22,667
Dreyfus Institutional Preferred Plus Money Market Fund		22,666	[c]	22,666
Total Other Investments
(cost $	68,000)			68,000

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—9.5%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	213,295)		213,295 [c]	213,295

Total Investments (cost $		1,963,931)	108.1%	2,421,322
Liabillities, Less Cash and Receivables			(8.1%)	(182,193)
Net Assets			100.0%	2,239,129

a Non-income producing.
b	All or a portion of these securities are on loan.At February 29, 2004, the total market value of the fund’s securities on loan is $207,202 and the total market value of the collateral held by the fund is $213,295.

c	Investments in affiliated money market mutual funds.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at		$207,202)—Note 1(b):
Unaffiliated issuers				1,682,636	2,140,027
Affiliated issuers				281,295	281,295
Cash					706
Receivable for shares of Common Stock subscribed					1,885
Dividends and interest receivable					382
Prepaid expenses					39,990
Due from The Dreyfus Corporation and affiliates					7,848
					2,472,133

Liabilities ($):
Liability for securities on loan—Note 1(b)					213,295
Accrued expenses					19,709
					233,004

Net Assets ( $)					2,239,129

Composition of Net Assets ($):
Paid-in capital					1,770,920
Accumulated investment (loss)—net					(17,378)
Accumulated net realized gain (loss) on investments					28,196
Accumulated net unrealized appreciation
(depreciation) on investments					457,391

Net Assets ( $)					2,239,129

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	409,719	956,263	337,317	270,122	265,708
Shares Outstanding	24,628	57,869	20,406	16,191	16,000

Net Asset Value
Per Share ( $)	16.64	16.52	16.53	16.68	16.61

See notes to financial statements.

The Fund

9

STATEMENT OF OPERATIONS
February 29, 2004 (Unaudited)

Investment Income ( $):
Income:
Cash dividends (net of $22 foreign taxes withheld at source):
Unaffiliated issuers	3,680
Affiliated issuers	169
Income on securities lending	3
Total Income	3,852
Expenses:
Management fee—Note 3(a)	8,276
Registration fees	52,637
Professional fees	20,385
Distribution fees—Note 3(b)	4,971
Prospectus and shareholders’ reports	4,712
Shareholder servicing costs—Note 3(c)	3,360
Directors’ fees and expenses—Note 3(d)	170
Miscellaneous	917
Total Expenses	95,428
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(74,198)
Net Expenses	21,230
Investment (Loss)—Net	(17,378)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	28,196
Net unrealized appreciation (depreciation) on investments	183,281
Net Realized and Unrealized Gain (Loss) on Investments	211,477
Net Increase in Net Assets Resulting from Operations	194,099

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003[a]

Operations ($):
Investment (loss)—net	(17,378)	(10,462)
Net realized gain (loss) on investments	28,196	4,270
Net unrealized appreciation
(depreciation) on investments	183,281	274,110
Net Increase (Decrease) in Net Assets
Resulting from Operations	194,099	267,918

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	42,169	408,823
Class B shares	246,753	813,844
Class C shares	20,000	246,789
Class R shares	2,980	200,000
Class T shares	—	200,000
Cost of shares redeemed:
Class A shares	(135,769)	(5,120)
Class B shares	(188,152)	(75,205)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(12,019)	1,789,131
Total Increase (Decrease) in Net Assets	182,080	2,057,049

Net Assets ($):
Beginning of Period	2,057,049	—
End of Period	2,239,129	2,057,049

The Fund

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003[a]

Capital Share Transactions:
Class A
Shares sold	2,740	30,803
Shares redeemed	(8,564)	(351)
Net Increase (Decrease) in Shares Outstanding	(5,824)	30,452

Class B
Shares sold	15,717	59,216
Shares redeemed	(11,850)	(5,214)
Net Increase (Decrease) in Shares Outstanding	3,867	54,002

Class C
Shares sold	1,245	19,161

Class R
Shares sold	191	16,000

Class T
Shares sold	—	16,000

a From March 31, 2003 (commencement of operations) to August 31, 2003. See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 29, 2004	Year Ended
Class A Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	15.19	12.50
Investment Operations:
Investment (loss)—net[b]	(.09)	(.08)
Net realized and unrealized gain
(loss) on investments	1.54	2.77
Total from Investment Operations	1.45	2.69
Net asset value, end of period	16.64	15.19

Total Return (%) [c,d]	9.54	21.60

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	.75	.64
Ratio of net investment
(loss) to average net assets[d]	(.59)	(.53)
Decrease reflected in above expense ratios
due to undertakings by
The Dreyfus Corporation[d]	3.33	5.75
Portfolio Turnover Rate[d]	46.37	39.58

Net Assets, end of period ($ X 1,000)	410	463

a From March 31, 2003 (commencement of operations) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

The Fund

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004	Year Ended
Class B Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	15.15	12.50
Investment Operations:
Investment (loss)—net[b]	(.15)	(.13)
Net realized and unrealized gain
(loss) on investments	1.52	2.78
Total from Investment Operations	1.37	2.65
Net asset value, end of period	16.52	15.15

Total Return (%) [c,d]	9.18	21.20

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	1.12	.95
Ratio of net investment
(loss) to average net assets[d]	(.96)	(.83)
Decrease reflected in above expense ratios
due to undertakings by
The Dreyfus Corporation[d]	3.36	5.03
Portfolio Turnover Rate[d]	46.37	39.58

Net Assets, end of period ($ X 1,000)	956	818

a From March 31, 2003 (commencement of operations) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

14

	Six Months Ended
	February 29, 2004	Year Ended
Class C Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	15.15	12.50
Investment Operations:
Investment (loss)—net[b]	(.15)	(.12)
Net realized and unrealized gain
(loss) on investments	1.53	2.77
Total from Investment Operations	1.38	2.65
Net asset value, end of period	16.53	15.15

Total Return (%) [c,d]	9.18	21.20

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	1.12	.95
Ratio of net investment
(loss) to average net assets[d]	(.93)	(.84)
Decrease reflected in above expense ratios
due to undertakings by
The Dreyfus Corporation[d]	3.34	6.54
Portfolio Turnover Rate[d]	46.37	39.58

Net Assets, end of period ($ X 1,000)	337	290

a From March 31, 2003 (commencement of operations) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004	Year Ended
Class R Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	15.21	12.50
Investment Operations:
Investment (loss)—net[b]	(.07)	(.06)
Net realized and unrealized gain
(loss) on investments	1.54	2.77
Total from Investment Operations	1.47	2.71
Net asset value, end of period	16.68	15.21

Total Return (%)[c]	9.66	21.76

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[c]	.63	.53
Ratio of net investment
(loss) to average net assets[c]	(.43)	(.42)
Decrease reflected in above expense ratios
due to undertakings by
The Dreyfus Corporation[c]	3.31	6.57
Portfolio Turnover Rate[c]	46.37	39.58

Net Assets, end of period ($ X 1,000)	270	243

a From March 31, 2003 (commencement of operations) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Not annualized.

See notes to financial statements.

16

	Six Months Ended
	February 29, 2004	Year Ended
Class T Shares	(Unaudited)	August 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	15.18	12.50
Investment Operations:
Investment (loss)—net[b]	(.11)	(.09)
Net realized and unrealized gain
(loss) on investments	1.54	2.77
Total from Investment Operations	1.43	2.68
Net asset value, end of period	16.61	15.18

Total Return (%) [c,d]	9.41	21.52

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets[d]	.87	.74
Ratio of net investment
(loss) to average net assets[d]	(.68)	(.63)
Decrease reflected in above expense ratios
due to undertakings by
The Dreyfus Corporation[d]	3.32	6.58
Portfolio Turnover Rate[d]	46.37	39.58

Net Assets, end of period ($ X 1,000)	266	243

a From March 31, 2003 (commencement of operations) to August 31, 2003.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

The Fund

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Select Midcap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26, 2004, offers thirteen series, including the fund. The fund’s investment objective is long-term capital appreciation.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”) a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class R (100 million shares authorized) and Class T (100 million shares authorized). Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 29, 2004, MBC Investment Corp., an indirect subsidiary of Mellon Financial, held 16,000 Class A, Class B, Class C, Class R and Class T shares of the fund.

18

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The Fund

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

20

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of the borrowings. During the period ended February 29, 2004, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken from September 1, 2003 through August 31, 2004 that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees,shareholder services plan fees and extraordinary expenses,exceed an annual rate of 1.25% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $74,198 during the period ended February 29, 2004.

During the period ended February 29, 2004, the Distributor retained $62 from commissions earned on sales of the fund’s Class A shares and $3,526 from contingent deferred sales charges on redemptions of the fund’s Class B shares.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares, and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended February 29, 2004, Class B, Class C and Class T shares were charged $3,474, $1,180 and $317, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, Class A, Class B, Class C and Class T shares were charged $571, $1,158, $393 and $317, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $728 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund.

22

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds as shown in the fund’s Statement of Investments. Management fees of the underlying money market mutual funds have been waived by the Manager. During the period ended February 29, 2004, the fund derived $169 in income from these investments, which is included in dividend income in the fund’s Statement of Operations.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2004, amounted to $1,013,822 and $988,689, respectively.

At February 29, 2004, accumulated net unrealized appreciation on investments was $457,391, consisting of $467,780 gross unrealized appreciation and $10,389 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

For More Information

To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
A description of the policies
and procedures that the fund
uses to determine how to
vote proxies relating to
portfolio securities is
available, without charge,
by calling the telephone
number listed above, or by
visiting the SEC’s website at
http://www.sec.gov
Dreyfus Premier
Select Midcap Growth Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation

0600SA0204

Dreyfus Premier Structured Midcap Fund

SEMIANNUAL REPORT February 29, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

     Dreyfus Premier Structured Midcap Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Premier Structured Midcap Fund covers the six-month period from September 1, 2003, through February 29, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Michael Dunn.

The stock market rally that began during the spring of 2003 continued to gain momentum through the end of the reporting period.With the U.S. economy on firmer footing, corporate spending and investment began to improve after several years of cost-cutting, and a weakening U.S. dollar relative to most major foreign currencies helped boost overseas sales for many companies. As a result, recent earnings reports contained more positive surprises than negative ones, bolstering investor confidence.

However, stocks that may have gained too much value too quickly during the current rally may be vulnerable to a correction over the near term. While we believe that the prospects for the stock market remain generally positive over the long run, equity investors should be prepared to weather day-to-day volatility as they pursue their long-term goals. As always, we encourage you to talk with your financial advisor regularly about these issues and the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

March 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Michael Dunn, Portfolio Manager

How did Dreyfus Premier Structured Midcap Fund perform relative to its benchmark?

For the six-month period ended February 29, 2004, the fund produced total returns of 16.22% for Class A shares, 15.80% for Class B shares, 15.81% for Class C shares, 16.37% for Class R shares and 16.12% for Class T shares.1 In comparison, the fund’s benchmark, the Standard & Poor’s MidCap 400 Index (“S&P 400 Index”), produced a total return of 16.60% for the same period.2

We are pleased with the stock market’s performance during the reporting period, which was driven in large part by a rebounding U.S. economy fueled by low interest rates, federal income tax cuts and rising corporate spending. The fund’s returns modestly trailed its benchmark, primarily because of disappointments in several of its technology stocks and a few other individual holdings.

What is the fund’s investment approach?

The fund seeks long-term capital growth.To pursue this goal, the fund invests primarily in a blended portfolio of growth and value stocks of midsize companies. The fund’s stock investments may include U.S. common stocks, preferred stocks and convertible securities of U.S. and foreign issuers.

When selecting stocks for the fund, we utilize a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by computer models that identify and rank stocks based on:

  Fundamental momentum, meaning measures that reflect the changes in short-term earnings outlook through factors such as revised earnings estimates and earnings surprises;
  Relative value, such as current and forecasted price-to-earnings ratios, yields and other price-sensitive data for a stock compared to its past, its peers and the models’ overall stock universe;

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

  Long-term growth, based on measures that reflect the changes in estimated long-term earnings growth over multiple horizons; and
  Additional factors, such as trading by company insiders or share issuance/buy-back data.

We select what we believe to be the most attractive of the top-ranked securities for the fund. We will generally sell a stock that falls below the median ranking, and we may reinvest the proceeds in a top-ranked security in order to remain fully invested.

What other factors influenced the fund’s performance?

We continued to see evidence of improvement in the U.S. and global economies during the reporting period, as both consumer spending and corporate capital spending rose in the low interest-rate environ-ment.At the same time, companies that initiated cost-cutting programs during the previous economic slump achieved greater earnings momentum in the recovery, driving stocks higher in virtually every market sector of the S&P 400 Index.

The best relative performances among individual stocks during the reporting period came from the consumer cyclical, financial and technology sectors. Economically sensitive consumer-related stocks, which historically have performed well during economic recoveries, comprised roughly half of the list of strongest contributors to the fund’s returns. Our quantitative screening models indicated that many of these companies were attractively valued, and furthermore we identified catalysts that we believed would support each company’s earnings momentum. For example, low mortgage rates helped support the stocks of homebuilders D.R. Horton and Centex Corporation; and stronger consumer spending boosted sales at clothing and apparel stores such as Foot Locker and Claire’s Stores and a number of specialty retailers, including Coach and Barnes & Noble.

Several of the fund’s financial stocks, including New York Community Bancorp, Countrywide Financial and E*Trade Financial, benefited from a surge in mortgage-refinancing activity among homeowners during the reporting period.

4

Technology stocks provided mixed results, however. While certain semiconductor stocks such as Silicon Laboratories and Cree ranked among the fund’s top performers during the reporting period, other technology stocks hindered the fund’s returns. For example, SanDisk Corporation and UTStarcom, two previous top contributors to the fund, lagged during this reporting period. Other individual stocks that held back the fund’s performance during the reporting period included Health Net, an HMO provider; Cytec Industries, a specialty chemical firm; and video rental chain Blockbuster.

What is the fund’s current strategy?

We continue to maintain the fund’s near-neutral weighting in the various industry groups represented in the S&P 400 Index. As of the end of the reporting period, the fund held approximately 100 stocks that met our investment criteria, the top ten holdings of which were diversified across eight different market sectors. We believe this is a prudent strategy for balancing the risks of a market correction after the stock market’s recent impressive performance, while maintaining exposure to opportunities among growing, attractively valued midcap companies.

March 15, 2004

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through August 31, 2004, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market.

The Fund

5

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—99.2%	Shares		Value ($)

Commercial Services—1.6%
Henry Schein	500	[a]	35,750
McKesson	1,800		49,158
			84,908
Consumer Durables—4.9%
Black & Decker	800		41,232
Centex	300		32,040
D.R. Horton	2,400		76,296
Hovnanian Enterprises, Cl. A	400	[a]	32,276
Lennar, Cl. A	1,600		79,120
			260,964
Consumer Non-Durables—4.4%
Coach	200	[a]	7,926
Constellation Brands, Cl. A	1,700	[a]	53,890
Jones Apparel Group	1,400		52,220
PepsiAmericas	2,700		51,786
Tyson Foods, Cl. A	4,300		68,284
			234,106
Consumer Services—4.4%
CBRL Group	2,300		87,354
Mandalay Resort Group	1,900		97,660
UnitedGlobalCom, Cl. A	4,900	[a]	46,501
			231,515
Electronic Technology—11.7%
Altera	1,600	[a,b]	35,328
Amkor Technology	2,600	[a]	40,222
Cree	1,700	[a]	40,715
L-3 Communications Holdings	2,100		112,392
Microchip Technology	1,900		54,150
Plantronics	1,100	[a]	43,912
Polycom	2,600	[a]	57,382
SanDisk	3,400	[a]	86,224
Silicon Laboratories	1,400	[a]	78,918
Storage Technology	1,400	[a]	41,118
Tektronix	900		28,845
			619,206

6

Common Stocks (continued)	Shares		Value ($)

Energy Minerals—5.6%
Chesapeake Energy	4,500		57,690
Marathon Oil	2,000		70,280
Pogo Producing	1,400		63,518
Valero Energy	1,200		72,000
XTO Energy	1,133		33,809
			297,297
Finance—21.9%
Bear Stearns	400		35,136
Charter One Financial	800		28,976
Commerce Bancshares	600		29,646
Cousins Properties	500		15,350
Doral Financial	2,200		75,064
E*TRADE Financial	5,000	[a]	71,550
Edwards (A.G.)	1,400		53,550
Fidelity National Financial	1,718		67,199
First American	1,500		45,825
First Tennessee National	1,100		50,864
HCC Insurance Holdings	2,300		74,497
Independence Community Bank	2,400		94,968
Mack-Cali Realty	900		38,304
National Commerce Financial	2,900		84,825
New York Community Bancorp	2,844		99,881
Northern Trust	700		34,755
Old Republic International	1,500		35,400
Protective Life	700		26,628
Sovereign Bancorp	400		8,860
StanCorp Financial Group	1,000		65,950
W.R. Berkley	1,250		52,063
Zions Bancorporation	1,200		69,924
			1,159,215
Health Technology—6.3%
Apogent Technologies	1,700	[a]	47,940
Beckman Coulter	1,400		73,612
Invitrogen	1,000	[a]	73,700
Mylan Laboratories	1,500		35,250

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Health Technology (continued)
PerkinElmer	1,900		39,596
Pharmaceutical Resources	1,000	[a]	62,390
			332,488
Industrial Services—.6%
National-Oilwell	1,000	[a]	29,710
Process Industries—4.1%
Cytec Industries	2,400		83,496
Donaldson	500		28,515
Potlatch	1,600		67,840
Sigma-Aldrich	600		34,302
			214,153
Producer Manufacturing—4.7%
Autoliv	1,300		57,694
Energizer Holdings	1,300	[a]	60,671
Pentair	600		32,406
SPX	1,200		50,400
Textron	900		49,806
			250,977
Retail Trade—9.0%
AutoNation	2,000	[a]	33,360
BJ’s Wholesale Club	3,000	[a]	71,250
Barnes & Noble	2,000	[a]	69,800
Borders Group	3,300		79,200
Claire’s Stores	1,900		38,418
Foot Locker	1,800		47,160
Rent-A-Center	2,200	[a]	71,522
Saks	3,800	[a]	66,196
			476,906
Technology Services—10.0%
Adobe Systems	600		22,344
Affiliated Computer Services, Cl. A	1,900	[a]	91,694
Ascential Software	1,800	[a]	40,608
Citrix Systems	1,500	[a]	31,770
Coventry Health Care	1,800	[a]	78,426
Health Net	2,000	[a]	55,200
Henry (Jack) & Associates	4,700		87,185
Humana	2,400	[a]	52,608

8

Common Stocks (continued)			Shares		Value ($)

Technology Services (continued)
Keane			2,300	[a]	34,086
Universal Health Services, Cl. B			700		37,751
					531,672
Transportation—2.1%
J.B. Hunt Transport Services			2,100	[a]	57,540
Tidewater			1,600		53,168
					110,708
Utilities—7.9%
AGL Resources			2,000		57,360
DPL			3,400		68,000
Kinder Morgan			400		24,684
MDU Resources Group			2,250		52,132
Northeast Utilities			4,800		92,352
OGE Energy			1,500		38,625
ONEOK			3,800		84,398
					417,551
Total Common Stocks
(cost $	4,449,864)				5,251,376

Investment of Cash Collateral
for Securities Loaned—.7%

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	38,400)		38,400	[c]	38,400

Total Investments (cost $		4,488,264)	99.9%		5,289,776
Cash and Receivables (Net)			.1%		6,338
Net Assets			100.0%		5,296,114

a Non-income producing.
b	All of this security is on loan.At February 29, 2004, the total market value of the fund’s security on loan is $35,328 and the total market value of the collateral held by the fund is $38,400.
c	Investments in affiliated money market mutual funds.

See notes to financial statements.

The Fund

9

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including security on loan, valued at $35,328)—Note 1(b):
Unaffiliated issuers				4,449,864	5,251,376
Affiliated issuers				38,400	38,400
Cash					55,492
Receivable for shares of Common Stock subscribed					10,750
Dividends receivable					4,356
Prepaid expenses					20,204
					5,380,578

Liabilities ($):
Due to the Dreyfus Corporation and affiliates					1,054
Liability for security on loan—Note 1(b)					38,400
Payable for investment securities purchased					26,260
Accrued expenses					18,750
					84,464

Net Assets ( $)					5,296,114

Composition of Net Assets ($):
Paid-in capital					4,413,828
Accumulated investment (loss)—net					(14,855)
Accumulated net realized gain (loss) on investments					95,629
Accumulated net unrealized appreciation
(depreciation) on investments					801,512

Net Assets ( $)					5,296,114

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	2,195,888	1,905,477	711,186	243,825	239,738
Shares Outstanding	146,563	129,346	48,330	16,178	16,083

Net Asset Value
Per Share ( $)	14.98	14.73	14.72	15.07	14.91

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2004 (Unaudited)

Investment Income ($):
Income:
Cash dividends	25,822
Interest	178
Income from securities lending	134
Total Income	26,134
Expenses:
Investment advisory fee——Note 3(a)	16,464
Registration fees	19,757
Professional fees	17,762
Distribution fees—Note 3(b)	8,342
Prospectus and shareholders’ reports	7,241
Shareholder servicing costs—Note 3(c)	6,986
Custodian fees—Note 3(c)	3,534
Directors’ fees and expenses—Note 3(d)	212
Miscellaneous	998
Total Expenses	81,296
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(40,307)
Net Expenses	40,989
Investment (Loss)—Net	(14,855)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	343,789
Net unrealized appreciation (depreciation) on investments	325,248
Net Realized and Unrealized Gain (Loss) on Investments	669,037
Net Increase in Net Assets Resulting from Operations	654,182

See notes to financial statements.

The Fund

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Operations ($):
Investment (loss)—net	(14,855)	(15,056)
Net realized gain (loss) on investments	343,789	19,211
Net unrealized appreciation
(depreciation) on investments	325,248	462,136
Net Increase (Decrease) in Net Assets
Resulting from Operations	654,182	466,291

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	1,040,568	514,840
Class B shares	580,188	408,954
Class C shares	315,537	61,916
Class R shares	900	9,635
Cost of shares redeemed:
Class A shares	(430,005)	(14,448)
Class B shares	(88,277)	(7,437)
Class C shares	(3,838)	(9,081)
Class R shares	—	(9,825)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	1,415,073	954,554
Total Increase (Decrease) in Net Assets	2,069,255	1,420,845

Net Assets ($):
Beginning of Period	3,226,859	1,806,014
End of Period	5,296,114	3,226,859

12

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Capital Share Transactions:
Class A
Shares sold	73,848	45,503
Shares redeemed	(28,964)	(1,287)
Net Increase (Decrease) in Shares Outstanding	44,884	44,216

Class B
Shares sold	42,614	36,496
Shares redeemed	(6,167)	(694)
Net Increase (Decrease) in Shares Outstanding	36,447	35,802

Class C
Shares sold	23,414	5,722
Shares redeemed	(285)	(874)
Net Increase (Decrease) in Shares Outstanding	23,129	4,848

Class R
Shares sold	59	905
Shares redeemed	—	(905)
Net Increase (Decrease) in Shares Outstanding	59	—

See notes to financial statements.

The Fund

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased or (decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class A Shares	(Unaudited)		2003	2002	2001	[a]

Per Share Data ($):
Net asset value, beginning of period	12.88		10.84	11.79	12.50
Investment Operations:
Investment income (loss)—net[b]	(.02)		(.04)	(.05)	.00	[c]
Net realized and unrealized
gain (loss) on investments	2.12		2.08	(.82)	(.71)
Total from Investment Operations	2.10		2.04	(.87)	(.71)
Distributions:
Dividends from investment income—net	—		—	(.08)	—
Net asset value, end of period	14.98		12.88	10.84	11.79

Total Return (%)[d]	16.22	[e]	18.91	(7.47)	(5.68)[e]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.75	[e]	1.50	1.50	.26	[e]
Ratio of net investment income (loss)
to average net assets	(.14)[e]		(.35)	(.47)	.03	[e]
Decrease reflected in above expense
ratios due to undertaking by
The Dreyfus Corporation	.89	[e]	4.00	6.91	1.39	[e]
Portfolio Turnover Rate	53.64	[e]	109.53	96.81	24.76	[e]

Net Assets, end of period ($ x 1,000)	2,196		1,310	623	660

a From June 29, 2001 (commencement of operations) to August 31, 2001.

b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.

See notes to financial statements.

14

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class B Shares	(Unaudited)		2003	2002	2001 [a]

Per Share Data ($):
Net asset value, beginning of period	12.72		10.78	11.78	12.50
Investment Operations:
Investment (loss)—net[b]	(.08)		(.12)	(.14)	(.01)
Net realized and unrealized
gain (loss) on investments	2.09		2.06	(.82)	(.71)
Total from Investment Operations	2.01		1.94	(.96)	(.72)
Distributions:
Dividends from investment income—net	—		—	(.04)	—
Net asset value, end of period	14.73		12.72	10.78	11.78

Total Return (%)[c]	15.80	[d]	18.00	(8.15)	(5.76)[d]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.12	[d]	2.25	2.25	.39 [d]
Ratio of net investment (loss)
to average net assets	(.55)[d]		(1.11)	(1.22)	(.11)[d]
Decrease reflected in above expense
ratios due to undertaking by
The Dreyfus Corporation	.95	[d]	4.09	6.91	1.39 [d]
Portfolio Turnover Rate	53.64	[d]	109.53	96.81	24.76 [d]

Net Assets, end of period ($ x 1,000)	1,905		1,182	615	660

a From June 29, 2001 (commencement of operations) to August 31, 2001.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class C Shares	(Unaudited)		2003	2002	2001 [a]

Per Share Data ($):
Net asset value, beginning of period	12.71		10.77	11.78	12.50
Investment Operations:
Investment (loss)—net[b]	(.08)		(.12)	(.14)	(.01)
Net realized and unrealized
gain (loss) on investments	2.09		2.06	(.83)	(.71)
Total from Investment Operations	2.01		1.94	(.97)	(.72)
Distributions:
Dividends from investment income—net	—		—	(.04)	—
Net asset value, end of period	14.72		12.71	10.77	11.78

Total Return (%)[c]	15.81	[d]	18.01	(8.20)	(5.76)[d]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.12	[d]	2.25	2.25	.40 [d]
Ratio of net investment (loss)
to average net assets	(.54)[d]		(1.12)	(1.22)	(.11)[d]
Decrease reflected in above expense
ratios due to undertaking by
The Dreyfus Corporation	.91	[d]	4.16	6.91	1.39 [d]
Portfolio Turnover Rate	53.64	[d]	109.53	96.81	24.76 [d]

Net Assets, end of period ($ x 1,000)	711		320	219	226

a From June 29, 2001 (commencement of operations) to August 31, 2001.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

16

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class R Shares	(Unaudited)		2003	2002	2001	[a]

Per Share Data ($):
Net asset value, beginning of period	12.94		10.85	11.80	12.50
Investment Operations:
Investment income (loss)—net[b]	—		(.01)	(.03)	.01
Net realized and unrealized
gain (loss) on investments	2.13		2.10	(.82)	(.71)
Total from Investment Operations	2.13		2.09	(.85)	(.70)
Distributions:
Dividends from investment income—net	—		—	(.10)	—
Net asset value, end of period	15.07		12.94	10.85	11.80

Total Return (%)	16.37	[c]	19.36	(7.29)	(5.60)[c]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.62	[c]	1.25	1.25	.22	[c]
Ratio of net investment income (loss)
to average net assets	.01	[c]	(.07)	(.22)	.07	[c]
Decrease reflected in above expense
ratios due to undertaking by
The Dreyfus Corporation	.89	[c]	4.16	6.90	1.39	[c]
Portfolio Turnover Rate	53.64	[c]	109.53	96.81	24.76	[c]

Net Assets, end of period ($ x 1,000)	244		209	175	189

a From June 29, 2001 (commencement of operations) to August 31, 2001.

b	Based on average shares outstanding at each month end.
c	Not annualized.

See notes to financial statements.

The Fund

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class T Shares	(Unaudited)		2003	2002	2001 [a]

Per Share Data ($):
Net asset value, beginning of period	12.83		10.82	11.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.03)		(.06)	(.08)	(.00)[c]
Net realized and unrealized
gain (loss) on investments	2.11		2.07	(.82)	(.71)
Total from Investment Operations	2.08		2.01	(.90)	(.71)
Distributions:
Dividends from investment income—net	—		—	(.07)	—
Net asset value, end of period	14.91		12.83	10.82	11.79

Total Return (%)[d]	16.12	[e]	18.67	(7.67)	(5.68)[e]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.87	[e]	1.75	1.75	.31 [e]
Ratio of net investment (loss)
to average net assets	(.24)[e]		(.57)	(.72)	(.02)[e]
Decrease reflected in above expense
ratios due to undertaking by
The Dreyfus Corporation	.88	[e]	4.17	6.90	1.39 [e]
Portfolio Turnover Rate	53.64	[e]	109.53	96.81	24.76 [e]

Net Assets, end of period ($ x 1,000)	240		206	174	189

a From June 29, 2001 (commencement of operations) to August 31, 2001.

b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Structured Midcap Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26, 2004, offers thirteen series, including the fund. The fund’s investment objective is long-term capital growth. The Dreyfus Corporation (“Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Franklin Portfolio Associates, LLC (“Franklin Portfolio”), an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class R (100 million shares authorized) and Class T (100 million shares authorized). Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 29, 2004, MBC Investment Corp., an indirect subsidiary of Mellon Financial, held 56,355 Class A shares, 56,163 Class B

The Fund

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shares, 16,051 Class C shares, 16,119 Class R shares and 16,083 Class T shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of discount and premium on invest-

20

ments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The accumulated capital loss carryover of $248,160 is available to be applied against future net securities profits, if any, realized subsequent to August 31, 2003. If not applied, $62,433 of the carryover expires in fiscal 2010 and $185,727 expires in fiscal 2011.

NOTE 2—Bank Line of Credit

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended February 29, 2004, the fund did not borrow under the line of credit.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of ..75 of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has undertaken from September 1, 2003 through August 31, 2004 that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, Distribution Plan fees, Shareholder Services Plan fees and extraordinary expenses, exceed an annual rate of 1.25% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to Dreyfus

22

under the Agreement, or Dreyfus will bear, such excess expenses.The expense reimbursement, pursuant to the undertaking, amounted to $40,307 during the period ended February 29, 2004.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Franklin Portfolio, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

Average Net Assets

0 to $100 million 25 of 1% $100 million to $1 billion 20 of 1% $1 billion to $1.5 billion 16 of 1% In excess of $1.5 billion 10 of 1%

During the period ended February 29, 2004, the Distributor retained $2,968 from commissions earned on sales to the fund’s Class A shares and $301 from contingent deferred sales charges on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended February 29, 2004, Class B, Class C and Class T shares were charged $5,969, $2,095 and $278, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain ser-

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, Class A, Class B, Class C and Class T shares were charged $2,240, $1,990, $698 and $278, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $866 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2004, the fund was charged $3,534 pursuant to the custody agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2004, amounted to $3,722,954 and $2,313,444, respectively.

24

At February 29, 2004, accumulated net unrealized appreciation on investments was $801,512, consisting of $835,351 gross unrealized appreciation and $33,839 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund

25

For More Information

To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
A description of the policies
and procedures that the fund
uses to determine how to
vote proxies relating to
portfolio securities is
available, without charge,
by calling the telephone
number listed above, or by
visiting the SEC’s website at
http://www.sec.gov
Dreyfus Premier
Structured Midcap Fund
200 Park Avenue
New York, NY 10166

Investment Adviser
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser
Franklin Portfolio Associates, LLC
One Boston Place
Boston, MA 02108

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation

0936SA0204

Dreyfus Premier Strategic Value Fund

SEMIANNUAL REPORT February 29, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

     Dreyfus Premier Strategic Value Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Premier Strategic Value Fund covers the six-month period from September 1, 2003, through February 29, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Brian Ferguson.

The stock market rally that began during the spring of 2003 continued to gain momentum through the end of the reporting period.With the U.S. economy on firmer footing, corporate spending and investment began to improve after several years of cost-cutting, and a weakening U.S. dollar relative to most major foreign currencies helped boost overseas sales for many companies. As a result, recent earnings reports contained more positive surprises than negative ones, bolstering investor confidence.

However, stocks that may have gained too much value too quickly during the current rally may be vulnerable to a correction over the near term. While we believe that the prospects for the stock market remain generally positive over the long run, equity investors should be prepared to weather day-to-day volatility as they pursue their long-term goals. As always, we encourage you to talk with your financial advisor regularly about these issues and the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

March 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Brian Ferguson, Portfolio Manager

How did Dreyfus Premier Strategic Value Fund perform relative to its benchmark?

For the six-month period ended February 29, 2004, the fund produced total returns of 19.98% for Class A shares, 19.55% for Class B shares, 19.59% for Class C shares, 20.17% for Class R shares and 19.94% for Class T shares.1 The fund’s benchmark, the Russell 1000 Value Index, produced a total return of 17.53% for the same period.2

We attribute the fund and market’s overall performance during the reporting period to a rebound in the U.S. economy and stock market that was driven by low interest rates, federal income tax cuts and more robust levels of corporate capital spending.We are pleased that the fund outperformed its benchmark, primarily because the fund emphasized stocks within the capital goods, technology and consumer services sectors.

On September 16, 2003, Brian Ferguson became the fund’s primary portfolio manager.

What is the fund’s investment approach?

The fund seeks capital appreciation. To pursue this goal, we invest at least 80% of the fund’s assets in stocks, including common stocks, preferred stocks and convertible securities.The fund may invest up to 30% of its assets in foreign issuers.

When selecting stocks for the fund, we utilize a “bottom-up” approach, where the focus is on individual stock selection rather than attempting to forecast market trends.The fund’s investment approach is value-oriented and research-driven.When selecting stocks, we identify potential investments through extensive quantitative and fundamental research with a focus on value, business health and business momentum.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

A number of factors led to a positive shift in investor sentiment during the reporting period. Low interest rates, new tax cuts enacted by Congress in the spring of 2003 and a surge in mortgage refinancing activity helped put cash in consumer’s pockets. At the same time, corporations increased capital spending and investment after several fallow years. Stronger business activity in the wake of significant cost-cutting programs helped many companies achieve greater earnings momentum, driving stocks higher in virtually every market sector.

Capital goods stocks made the greatest contribution to the fund’s returns during the reporting period. Because our bottom-up stock selection process identified a number of opportunities in this area, the fund benefited from a larger allocation of assets to capital goods stocks than the benchmark. Core capital goods holding NCR Corporation rallied in anticipation of two new technologies: “Check 21,” a new check-clearing processing system that allows ATMs to scan checks and store an image file, eliminating the need for paper checks; and radio frequency identification, which uses microchips embedded in product packaging to scan the prices of items in a cart or bag without removing them at the checkout stand. Other strong performers in the capital goods sector included Eaton Corporation, a manufacturer of parts for the aerospace, automobile and trucking industries, and Corning Incorporated, a diversified company that focuses on opportunities in the communications, flat panel display, environmental, semiconductor and life sciences industries.

The fund also held an overweighted position in technology stocks during the reporting period, which helped support its relative performance. Many technology companies benefited from higher levels of corporate spending. For example, Agere Systems responded to greater customer demand for advanced integrated circuit solutions for wireless data, high-density storage and multiservice networking applications. 3Com Corporation, a provider of voice and data networking products and services, also fueled above-average returns among the fund’s technology holdings.

4

Consumer services stocks represented the third strongest contributor to the fund’s performance during the reporting period. Retailers such as American Eagle Outfitters and Abercrombie & Fitch benefited from robust consumer spending. Advertising sales rose as the economy improved, benefiting many media-related companies.We have continued to find value-oriented opportunities in the media sector in advance of expected advertising catalysts such as the Summer Olympics and the 2004 presidential election.

On the other hand, the fund received disappointing results from the health care and financial sectors. Health care stocks generally languished as they fell out of favor among investors who preferred faster-growing companies and industry groups.While financial stocks performed well overall, our security selection process identified relatively few opportunities in the sector, and the fund’s returns were hindered by its limited exposure to some of the reporting period’s better-performing financial stocks.

What is the fund’s current strategy?

As of the end of February 2004, we have modestly trimmed the fund’s holdings within the technology and capital goods areas as individual stocks reached our price targets. We redeployed those assets to a number of stocks that met our value-oriented investment criteria within the energy, media and retail areas. Of course, we are prepared to change the fund’s composition as market conditions evolve and new value-oriented opportunities arise.

March 15, 2004

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund

5

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—97.7%	Shares		Value ($)

Basic Industries—2.8%
Air Products & Chemicals	20,600		993,744
International Steel Group	14,600	[a]	572,466
Massey Energy	39,600		834,372
Peabody Energy	24,300		1,040,040
			3,440,622
Broadcasting & Publishing—.5%
Fox Entertainment Group, Cl. A	19,300	[a]	560,086
Capital Goods—14.6%
Agilent Technologies	33,600	[a]	1,148,784
Cummins	22,900		1,131,260
Eaton	40,600		2,376,724
Emerson Electric	18,600		1,162,128
Illinois Tool Works	14,300		1,137,136
NCR	102,100	[a]	4,569,996
Nokia, ADR	99,700		2,170,469
Rockwell Collins	25,300		823,262
United Technologies	40,500		3,730,455
			18,250,214
Consumer Durables—.4%
Maytag	15,800		446,034
Consumer Non-Durables—3.7%
Jones Apparel Group	16,700		622,910
Liz Claiborne	14,700		542,430
NIKE, Cl. B	24,900		1,823,925
Newell Rubbermaid	27,000		690,930
Polo Ralph Lauren	27,700		929,889
			4,610,084
Consumer Services—16.0%
Abercrombie & Fitch, Cl. A	37,300		1,176,069
American Eagle Outfitters	70,900	[a]	1,729,251
AutoZone	14,200	[a]	1,273,740
Brinker International	16,800	[a]	632,184
Circuit City Stores	109,100		1,219,738
Clear Channel Communications	75,400		3,245,216
Kmart Holding	32,300	[a,b]	969,000
Lamar Advertising	40,400	[a]	1,603,880
Liberty Media, Cl. A	49,700	[a]	566,580

6

Common Stocks (continued)	Shares		Value ($)

Consumer Services (continued)
McDonald’s	93,100		2,634,730
Michaels Stores	11,400		547,656
Omnicom Group	15,000		1,227,000
RadioShack	33,100		1,143,936
Safeway	24,300	[a]	555,741
Viacom, Cl. B	37,400		1,438,404
			19,963,125
Energy—9.4%
BP, ADR	37,100		1,825,320
Baker Hughes	46,300		1,741,806
ChevronTexaco	4,089		361,263
Devon Energy	22,300		1,266,194
ENSCO International	64,200		1,885,554
Exxon Mobil	58,498		2,466,861
Royal Dutch Petroleum
(New York Shares), ADR	15,200		753,768
Valero Energy	23,300		1,398,000
			11,698,766
Financial Services—24.2%
Alliance Capital Management Holding	31,300		1,158,100
Allstate	25,700		1,172,691
American Express	28,900		1,543,838
Charles Schwab	121,800		1,490,832
Chubb	31,200		2,214,576
Citigroup	96,107		4,830,338
Fannie Mae	8,100		606,690
FleetBoston Financial	28,600		1,287,858
Goldman Sachs Group	8,200		868,134
J.P. Morgan Chase	57,300		2,350,446
Janus Capital Group	117,100		2,004,752
Knight Trading Group	49,800	[a]	690,228
Marsh & McLennan	29,000		1,391,710
Merrill Lynch	57,000		3,488,970
Morgan Stanley	20,600		1,231,056
PMI Group	65,700		2,601,720
Wachovia	24,800		1,189,656
			30,121,595

	The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Health Care—6.7%
AmerisourceBergen	10,900		632,527
Baxter International	50,000		1,456,000
Biovail	38,700	[a]	791,802
IVAX	24,200	[a]	538,692
Medco Health Solutions	94,300	[a]	3,079,838
PerkinElmer	58,500		1,219,140
Schering-Plough	34,600		621,416
			8,339,415
Insurance—1.0%
Reinsurance Group of America	30,600		1,237,770
Leisure & Tourism—.7%
Mandalay Resort Group	18,100		930,340
Technology—12.0%
Advanced Micro Devices	98,200	[a]	1,473,000
Agere Systems, Cl. A	694,900	[a,b]	2,696,212
Agere Systems, Cl. B	316,984	[a]	1,176,011
BMC Software	70,200	[a]	1,375,920
Cadence Design Systems	103,700	[a]	1,600,091
Comverse Technology	130,400	[a]	2,571,488
DST Systems	14,800	[a]	662,448
Intel	18,600		543,678
International Business Machines	18,300		1,765,950
Microsoft	43,300		1,147,450
			15,012,248
Telecommunications—.6%
Sprint (PCS Group)	82,600	[a]	743,400
Transportation—1.1%
Burlington Northern Santa Fe	19,900		640,382
USF	21,000		742,350
			1,382,732

8

Common Stocks (continued)		Shares	Value ($)

Utilities—4.0%
ALLTEL		23,100	1,196,580
Entergy		20,400	1,209,516
Telephone and Data Systems		8,600	619,630
Verizon Communications		52,000	1,993,160
			5,018,886
Total Common Stocks
(cost $	105,884,358)		121,755,317

		Principal
Short-Term Investments—3.0%		Amount ($)	Value ($)

U.S.Treasury Bills:
.85%, 3/4/2004			20,000	19,998
.84%, 3/11/2004			624,000	623,838
.88%, 3/18/2004			1,915,000	1,914,157
.85%, 4/22/2004			357,000	356,540
.90%, 5/20/2004			874,000	872,217
Total Short-Term Investments
(cost $	3,786,867)			3,786,750

Investment of Cash Collateral
for Securities Loaned—1.8%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	2,287,000)		2,287,000 [c]	2,287,000

Total Investments (cost $		111,958,225)	102.5%	127,829,067
Liabilities, Less Cash and Receivables			(2.5%)	(3,106,849)
Net Assets			100.0%	124,722,218

a Non-income producing.
b	All or a portion of these securities are on loan.At February 29, 2004, the total market value of the fund’s securities on loan is $1,934,648 and the total market value of the collateral held by the fund is $2,287,000.

c	Investments in affiliated money market mutual funds.

See notes to financial statements.

The Fund

9

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on
loan, valued at $1,934,648)—Note 1(c):
Unaffiliated issuers			109,671,225		125,542,067
Affiliated issuers			2,287,000		2,287,000
Cash					151,109
Receivable for investment securities sold					994,827
Dividends and interest receivable					121,651
Receivable for shares of Common Stock subscribed					113,054
Prepaid expenses					30,280
					129,239,988

Liabilities ($):
Due to The Dreyfus Corporation and affiliates					118,332
Liability for securities on loan—Note 1(c)					2,287,000
Payable for investment securities purchased					1,762,589
Payable for shares of Common Stock redeemed					220,851
Accrued expenses					128,998
					4,517,770

Net Assets ( $)					124,722,218

Composition of Net Assets (	$):
Paid-in capital					118,884,843
Accumulated investment (loss)—net					(287,128)
Accumulated net realized gain (loss) on investments					(9,746,339)
Accumulated net unrealized appreciation
(depreciation) on investments					15,870,842

Net Assets ( $)					124,722,218

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	114,228,729	7,229,650	3,099,701	130,213	33,925
Shares Outstanding	4,404,174	284,201	121,775	5,037	1,327.236

Net Asset Value
Per Share ( $)	25.94	25.44	25.45	25.85	25.56

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2004 (Unaudited)

Investment Income ( $):
Income:
Cash dividends (net of $6,727 foreign taxes withheld at source)	504,337
Interest	8,859
Income on securities lending	5,249
Total Income	518,445
Expenses:
Management fee—Note 3(a)	425,302
Shareholder servicing costs—Note 3(c)	283,863
Distribution fees—Note 3(b)	28,584
Registration fees	28,236
Professional fees	14,446
Prospectus and shareholders’ reports	10,427
Custodian fees—Note 3(c)	10,389
Directors’ fees and expenses—Note 3(d)	1,627
Interest expense—Note 2	441
Miscellaneous	2,258
Total Expenses	805,573
Investment (Loss)—Net	(287,128)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	18,026,796
Net unrealized appreciation (depreciation) on investments	2,793,337
Net Realized and Unrealized Gain (Loss) on Investments	20,820,133
Net Increase in Net Assets Resulting from Operations	20,533,005

See notes to financial statements.

The Fund

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Operations ($):
Investment (loss)—net	(287,128)	(141,408)
Net realized gain (loss) on investments	18,026,796	(26,714,567)
Net unrealized appreciation
(depreciation) on investments	2,793,337	46,943,087
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,533,005	20,087,112

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	19,715,885	39,936,386
Class B shares	2,291,440	1,367,085
Class C shares	1,865,283	489,209
Class R shares	35,867	—
Class T shares	18,281	58,938
Cost of shares redeemed:
Class A shares	(26,201,790)	(77,801,442)
Class B shares	(432,752)	(462,295)
Class C shares	(214,353)	(30,248)
Class R shares	(5)	(24,019)
Class T shares	(5,384)	(47,777)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(2,927,528)	(36,514,163)
Total Increase (Decrease) in Net Assets	17,605,477	(16,427,051)

Net Assets ($):
Beginning of Period	107,116,741	123,543,792
End of Period	124,722,218	107,116,741

12

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Capital Share Transactions:
Class Aa
Shares sold	823,400	2,204,332
Shares redeemed	(1,116,261)	(4,519,487)
Net Increase (Decrease) in Shares Outstanding	(292,861)	(2,315,155)

Class Ba
Shares sold	97,071	69,615
Shares redeemed	(18,598)	(26,627)
Net Increase (Decrease) in Shares Outstanding	78,473	42,988

Class C
Shares sold	79,226	24,850
Shares redeemed	(8,837)	(1,881)
Net Increase (Decrease) in Shares Outstanding	70,389	22,969

Class R
Shares sold	1,541	—
Shares redeemed	—	(1,693)
Net Increase (Decrease) in Shares Outstanding	1,541	(1,693)

Class T
Shares sold	813	2,710
Shares redeemed	(232)	(2,138)
Net Increase (Decrease) in Shares Outstanding	581	572

a During the period ended February 29, 2004, 2,132 Class B shares representing $50,650 were automatically converted to 2,093 Class A shares and during the period ended August 31, 2003, 390 Class B shares representing $6,005 were automatically converted to 386 Class A shares.

See notes to financial statements.

The Fund

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 29, 2004				Year Ended August 31,

Class A Shares	(Unaudited)		2003		2002	2001 [a]	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	21.62		17.14		22.45	28.81	24.52	20.45
Investment Operations:
Investment income (loss)—net[b]	(.05)		(.02)		(.07)	.11	.43	.05
Net realized and unrealized
gain (loss) on investments	4.37		4.50		(4.55)	(2.10)	6.46	5.11
Total from
Investment Operations	4.32		4.48		(4.62)	(1.99)	6.89	5.16
Distributions:
Dividends from
investment income—net	—		—		(.07)	(.38)	(.08)	(.04)
Dividends from net realized
gain on investments	—		—		(.62)	(3.99)	(2.52)	(1.05)
Total Distributions	—		—		(.69)	(4.37)	(2.60)	(1.09)
Net asset value, end of period	25.94		21.62		17.14	22.45	28.81	24.52

Total Return (%)	19.98	[c,d]	26.14	[c]	(21.25)[c]	(7.38)[c]	30.88	25.41

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.68	[d]	1.43		1.48	1.29	1.34	1.29
Ratio of interest expense and
loan commitment fees
to average net assets	.00	[d,e]	.00	[e]	.00 [e]	.00 [e]	.00 [e]	.01
Ratio of net investment income
(loss) to average net assets	(.23)[d]		(.12)		(.31)	.43	1.72	.22
Portfolio Turnover Rate	69.29	[d]	36.93		35.71	337.44	235.16	225.12

Net Assets, end of period
($ x 1,000)	114,229		101,555		120,206	119,455	77,971	72,244

a The fund changed to a five class fund on June 1, 2001.The existing shares were redesignated Class A shares.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Amount represents less than .01%.

See notes to financial statements.

14

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class B Shares	(Unaudited)		2003	2002	2001[a]

Per Share Data ($):
Net asset value, beginning of period	21.28		16.98	22.40	24.04
Investment Operations:
Investment (loss)—net[b]	(.13)		(.14)	(.17)	(.02)
Net realized and unrealized
gain (loss) on investments	4.29		4.44	(4.55)	(1.62)
Total from Investment Operations	4.16		4.30	(4.72)	(1.64)
Distributions:
Dividends from investment income—net	—		—	(.08)	—
Dividends from net realized
gain on investments	—		—	(.62)	—
Total Distributions	—		—	(.70)	—
Net asset value, end of period	25.44		21.28	16.98	22.40

Total Return (%)[c]	19.55	[d]	25.32	(21.79)	(6.82)[d]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.01	[d]	2.11	2.07	.57 [d]
Ratio of net investment (loss)
to average net assets	(.53)[d]		(.78)	(.82)	(.09)[d]
Portfolio Turnover Rate	69.29	[d]	36.93	35.71	337.44

Net Assets, end of period ($ x 1,000)	7,230		4,377	2,763	258

a From June 1, 2001 (commencement of initial offering) to August 31, 2001.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class C Shares	(Unaudited)		2003	2002	2001[a]

Per Share Data ($):
Net asset value, beginning of period	21.29		16.99	22.39	24.04
Investment Operations:
Investment (loss)—net[b]	(.12)		(.13)	(.18)	(.01)
Net realized and unrealized
gain (loss) on investments	4.28		4.43	(4.53)	(1.64)
Total from Investment Operations	4.16		4.30	(4.71)	(1.65)
Distributions:
Dividends from investment income—net	—		—	(.07)	—
Dividends from net realized
gain on investments	—		—	(.62)	—
Total Distributions	—		—	(.69)	—
Net asset value, end of period	25.45		21.29	16.99	22.39

Total Return (%)[c]	19.59	[d]	25.31	(21.73)	(6.86)[d]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.00	[d]	2.08	2.08	.57 [d]
Ratio of net investment (loss)
to average net assets	(.51)[d]		(.74)	(.86)	(.06)[d]
Portfolio Turnover Rate	69.29	[d]	36.93	35.71	337.44

Net Assets, end of period ($ x 1,000)	3,100		1,094	483	124

a From June 1, 2001 (commencement of initial offering) to August 31, 2001.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

16

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class R Shares	(Unaudited)		2003	2002	2001[a]

Per Share Data ($):
Net asset value, beginning of period	21.52		17.02	22.38	24.04
Investment Operations:
Investment income (loss)—net[b]	(.02)		.01	.01	(.04)
Net realized and unrealized
gain (loss) on investments	4.35		4.49	(4.67)	(1.62)
Total from Investment Operations	4.33		4.50	(4.66)	(1.66)
Distributions:
Dividends from investment income—net	—		—	(.08)	—
Dividends from net realized
gain on investments	—		—	(.62)	—
Total Distributions	—		—	(.70)	—
Net asset value, end of period	25.85		21.52	17.02	22.38

Total Return (%)	20.17	[c]	26.44	(21.52)	(6.91)[c]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.56	[c]	1.19	1.11	.60 [c]
Ratio of net investment income (loss)
to average net assets	(.09)[c]		.06	.06	(.19)[c]
Portfolio Turnover Rate	69.29	[c]	36.93	35.71	337.44

Net Assets, end of period ($ x 1,000)	130		75	88	1

a From June 1, 2001 (commencement of initial offering) to August 31, 2001.

b	Based on average shares outstanding at each month end.
c	Not annualized.

See notes to financial statements.

The Fund

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004		Year Ended August 31,

Class T Shares	(Unaudited)		2003	2002	2001[a]

Per Share Data ($):
Net asset value, beginning of period	21.31		16.94	22.35	24.04
Investment Operations:
Investment (loss)—net[b]	(.05)		(.04)	(.14)	(.07)
Net realized and unrealized
gain (loss) on investments	4.30		4.41	(4.60)	(1.62)
Total from Investment Operations	4.25		4.37	(4.74)	(1.69)
Distributions:
Dividends from investment income—net	—		—	(.05)	—
Dividends from net realized
gain on investments	—		—	(.62)	—
Total Distributions	—		—	(.67)	—
Net asset value, end of period	25.56		21.31	16.94	22.35

Total Return (%)[c]	19.94	[d]	25.80	(21.86)	(7.07)[d]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.72	[d]	1.61	1.94	.73 [d]
Ratio of net investment (loss)
to average net assets	(.23)[d]		(.20)	(.72)	(.32)[d]
Portfolio Turnover Rate	69.29	[d]	36.93	35.71	337.44

Net Assets, end of period ($ x 1,000)	34		16	3	1

a From June 1, 2001 (commencement of initial offering) to August 31, 2001.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Strategic Value Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26,2004, offers thirteen series, including the fund. The fund’s investment objective is capital appreciation. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class R (100 million shares authorized) and Class T (100 million shares authorized). Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the differ-

20

ence between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of discount and premium on investments is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $18,415,968 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2003. If not applied, $947,202 of the carryover expires in fiscal 2010 and $17,468,766 expires in fiscal 2011.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

22

The average daily amount of borrowings outstanding under the Facility during the period ended February 29, 2004, was approximately $31,000 with a related average annualized interest rate of 1.43%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 29, 2004, the Distributor retained $12,048 and $36 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $7,723 and $394 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares, respectively, and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended February 29, 2004, Class B, Class C and Class T shares were charged $21,014, $7,534 and $36, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, Class A, Class B, Class C and Class T shares were charged $132,082, $7,005, $2,511 and $36, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $32,833 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2004, the fund was charged $10,389 pursuant to the custody agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2004, amounted to $76,997,489 and $78,655,037, respectively.

At February 29, 2004, accumulated net unrealized appreciation on investments was $15,870,842, consisting of $17,566,179 gross unrealized appreciation and $1,695,337 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund

25

For More Information

To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
A description of the policies
and procedures that the fund
uses to determine how to
vote proxies relating to
portfolio securities is
available, without charge,
by calling the telephone
number listed above, or by
visiting the SEC’s website at
http://www.sec.gov
Dreyfus Premier
Strategic Value Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation

0257SA0204

Dreyfus Premier

Technology Growth Fund

SEMIANNUAL REPORT February 29, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

     Dreyfus Premier Technology Growth Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Premier Technology Growth Fund covers the six-month period from September 1, 2003, through February 29, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s primary portfolio manager, Mark Herskovitz.

The stock market rally that began during the spring of 2003 continued to gain momentum through the end of the reporting period.With the U.S. economy on firmer footing, corporate spending and investment began to improve after several years of cost-cutting, and a weakening U.S. dollar relative to most major foreign currencies helped boost overseas sales for many companies. As a result, recent earnings reports contained more positive surprises than negative ones, bolstering investor confidence.

However, stocks that may have gained too much value too quickly during the current rally may be vulnerable to a correction over the near term. While we believe that the prospects for the stock market remain generally positive over the long run, equity investors should be prepared to weather day-to-day volatility as they pursue their long-term goals. As always, we encourage you to talk with your financial advisor regularly about these issues and the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

March 15, 2004

DISCUSSION OF FUND PERFORMANCE

Mark Herskovitz, Primary Portfolio Manager

How did Dreyfus Premier Technology Growth Fund perform relative to its benchmarks?

For the six-month period ended February 29, 2004, the fund produced total returns of 10.62% for its Class A shares, 10.14% for its Class B shares, 10.19% for its Class C shares, 10.82% for its Class R shares and 10.43% for its Class T shares.1 In comparison, the fund’s benchmarks, the Morgan Stanley High Technology 35 Index and the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced total returns of 17.76% and 14.59%, respectively, over the same period.2,3

The fund continued to benefit from rising stock prices as stronger economic growth led to higher levels of corporate spending and investment, enhancing the business prospects of many U.S. technology-leading companies. However, smaller, more speculative technology companies generally provided higher returns than the larger, better-established companies in which the fund primarily invests. In addition, a handful of the fund’s holdings gave back some of the gains they achieved during previous reporting periods, causing the fund’s performance to lag that of its benchmarks.

What is the fund’s investment approach?

The fund seeks capital appreciation by investing in growth companies of any size that we believe are leading producers or beneficiaries of technological innovation. When choosing stocks, we look for sectors within the technology area that we expect to outperform other sectors. We seek to emphasize the most attractive sectors and de-emphasize the less appealing sectors. Among the sectors evaluated are those that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, biotechnology, computer software and hardware, electronic components and systems, data networking and telecommunications equipment and services industries.

The Fund

DISCUSSION OF FUND PERFORMANCE (continued)

Typically, we look for companies that are leaders in their market segments and are characterized by rapid earnings growth and strong market shares.We conduct extensive fundamental research to understand these companies’ competitive advantages and to evaluate their ability to maintain leadership positions over time. Although we look for companies with the potential for strong earnings growth rates, some of our investments may currently be experiencing losses. Moreover, we may invest in small-, mid- and large-cap securities in all available trading markets, including initial public offerings and the aftermarket.

What other factors influenced the fund’s performance?

Technology stocks continued to rally during the reporting period, as corporations and consumers became more comfortable spending on technology-related products. As a result, business conditions for many technology companies began to improve. At the same time, because many companies had taken steps to cut costs and strengthen their balance sheets during the previous economic downturn, revenue gains during the reporting period resulted in accelerated earnings growth for many businesses.

However, well-established, higher-quality companies generally saw their stocks appreciate less than smaller companies, including many with no earnings, that had performed particularly poorly during the bear market.As a result, while the fund participated in the technology sector’s rally to a significant degree, its performance did not match that of its benchmarks.

For example, while the fund’s performance received positive contributions from telecommunications equipment providers, including Motorola, Nortel Networks,ADTRAN and AU Optronics, its returns from the sector did not match those of the Morgan Stanley High Technology 35 Index, primarily because it did not own some of the sector’s stronger performers such as telecommunications firm Ericsson and communications networks provider Broadcom.

In addition, the fund received disappointing results from longstanding holdings Taiwan Semiconductor and UTStarcom, which gave back some of the gains achieved in previous reporting periods.We reduced the fund’s position in UTStarcom during the reporting period, which helped the fund avoid the full brunt of the stock’s recent weakness.

However, the fund received strong results from its overweighted positions in semiconductor giant Intel Corp. and network equipment provider Cisco Systems. Information technology services companies such as medical billing specialist Amdocs and software companies Symantec, SAP and Business Objects also provided attractive returns, as did semiconductor manufacturer Texas Instruments and Internet retailer eBay. In addition, the fund continued to benefit from good performance among its non-traditional technology holdings, including biotechnology firm Genentech, medical devices specialist Zimmer Holdings and generic drug maker Teva Pharmaceutical Industries.

What is the fund’s current strategy?

We remain focused on what we believe to be high-quality leaders in the technology sector.Although lower-quality technology stocks have led the market’s advance, later in the reporting period we began to see signs that market leadership may be shifting to higher-quality companies as the economic recovery matures. Accordingly, we are optimistic that the fund remains well-positioned to benefit from an improving economy and better business conditions for many of the world’s leading technology firms.

March 15, 2004

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley High Technology 35 Index is an unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors.

3	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—95.1%	Shares		Value ($)

Biotechnology—4.8%
Amgen	278,500	[a]	17,693,105
Genentech	247,500	[a]	26,702,775
			44,395,880
Computer Communications—3.1%
Emulex	404,500	[a,b]	9,376,310
Juniper Networks	750,000	[a]	19,402,500
			28,778,810
Computer Software—16.9%
Adobe Systems	500,000		18,620,000
Avaya	1,210,000	[a]	20,751,500
Business Objects S.A., ADR	600,000	[a,b]	18,162,000
Microsoft	875,000		23,187,500
Oracle	1,225,000	[a]	15,778,000
SAP, ADR	485,000		19,206,000
Symantec	693,000	[a]	28,510,020
VERITAS Software	375,000	[a]	11,407,500
			155,622,520
Diversified Electronic Products—4.9%
Au Optronics, ADR	1,015,000	[b]	17,458,000
Motorola	1,500,000		27,675,000
			45,133,000
E.D.P. Peripherals—4.5%
Automatic Data Processing	220,000		9,339,000
EMC	1,925,000	[a]	27,566,000
QLogic	114,000	[a]	4,765,200
			41,670,200
Electronic Data Processing—7.6%
Dell	900,000	[a]	29,385,000
Lexmark International	140,500	[a]	11,561,745
Network Appliance	1,034,000	[a]	22,396,440
Skyworks Solutions	602,500		6,796,200
			70,139,385

Common Stocks (continued)	Shares		Value ($)

Electronic Distributors—1.7%
Microchip Technology	550,000		15,675,000
Electronic Production
Equipment—5.6%
Applied Materials	877,500	[a]	18,638,100
KLA-Tencor	345,000	[a,b]	18,216,000
Teradyne	593,500	[a]	14,629,775
			51,483,875
Industrial Specialties—2.7%
Corning	2,000,000	[a]	25,100,000
Internet—4.4%
BEA Systems	1,442,000	[a]	19,899,600
eBay	297,000	[a]	20,451,420
			40,351,020
Medical Specialties—2.6%
Zimmer Holdings	320,000	[a]	24,204,800
Office/Plant Automation—3.3%
Cisco Systems	1,325,000	[a]	30,607,500
Other Pharmaceuticals—2.5%
Teva Pharmaceutical
Industries, ADR	355,500	[b]	23,107,500
Recreational Products/Toys—2.0%
Electronic Arts	395,000	[a]	18,628,200
Semiconductors—21.0%
Amdocs	900,000	[a]	25,092,000
Intel	1,100,000		32,153,000
Linear Technology	432,500		17,295,675
STMicroelectronics	600,000		15,510,000
Taiwan Semiconductor	14,472,000	[a]	27,638,256
Texas Instruments	705,000		21,608,250
United Microelectronics, ADR	4,550,000	[a]	23,705,500
Xilinx	715,000	[a]	30,058,600
			193,061,281

The Fund

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)		Shares		Value ($)

Telecommunications Equipment—7.5%
ADTRAN		570,000		18,559,200
Comverse Technology		265,000	[a]	5,225,800
Nokia, ADR		485,000		10,558,450
Nortel Networks		2,600,000	[a]	20,748,000
UTStarcom		425,000	[a,b]	14,080,675
				69,172,125
Total Common Stocks
(cost $	677,666,723)			877,131,096

Preferred Stocks—.2%

Telecommunications Equipment
AXSUN Technologies Ser. C, Conv.
(cost $	5,000,000)	428,449	[a,g]	1,713,796

Corporate Bonds—.0%

Telecommunications Equipment
Kestrel Solutions, Conv. Sub. Notes,
5.50%, 7/15/2005
(cost $	4,000,000)	4,000,000	[c,d,e]	340,000

		Principal
Short-Term Investments—4.7%		Amount ($)		Value ($)

U.S. Treasury Bills:
.87%, 3/11/2004		578,000		577,850
.82%, 3/18/2004		6,710,000		6,707,048
.86%, 3/25/2004		19,414,000		19,402,157
.94%, 4/22/2004		16,937,000		16,915,151
Total Short-Term Investments
(cost $	43,603,092)			43,602,206

Investment of Cash Collateral
for Securities Loaned—5.7%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional
Preferred Money Market Fund
(cost $	52,365,200)		52,365,200 [f]	52,365,200

Total Investments (cost $		782,635,015)	105.7%	975,152,298
Liabilities, Less Cash and Receivables			(5.7%)	(56,349,341)
Net Assets			100.0%	918,802,957

a Non-income producing.
b	All or a portion of these securities are on loan.At February 29, 2004, the total market value of the fund’s securities on loan is $50,219,451 and the total market value of the collateral held by the portfolio is $52,365,200.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.At February 29, 2004, this security amounted to $340,000 or .0% of net assets.

d	Non-income producing—secutity in default.
e	The valuation of this security has been determined in good faith under the direction of the Board of Directors.
f	Investment in affiliated money market mutual fund.
g	Security restricted as to public resale:

Issuer

Acquisition Date Purchase Price ($)

Net Assets (%) Valuation ($)†

AXSUN Technologies Ser.C,Conv.

1/3/2001

11.67

.2% $4 per share

† The valuation of this security has been determined in good faith under the direction of the Board of Directors See notes to financial statements.

The Fund

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $50,219,451)—Note 1(c):
Unaffiliated issuers			730,269,815		922,787,098
Affiliated issuers			52,365,200		52,365,200
Cash					624,762
Cash denominated in foreign currencies				673	696
Receivable for investment securities sold					7,395,910
Receivable for shares of Common Stock subscribed					501,377
Dividends and interest receivable					119,549
Prepaid expenses					78,081
					983,872,673

Liabilities ($):
Due to The Dreyfus Corporation and affiliates					1,440,231
Liability for securities on loan—Note 1(c)					52,365,200
Payable for investment securities purchased					8,409,649
Payable for shares of Common Stock redeemed					2,230,098
Accrued expenses					624,538
					65,069,716

Net Assets ( $)					918,802,957

Composition of Net Assets ($):
Paid-in capital					2,017,316,204
Accumulated investment (loss)—net					(6,748,766)
Accumulated net realized gain (loss) on investments					(1,284,281,787)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions					192,517,306

Net Assets ( $)					918,802,957

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	498,992,210	275,325,148	119,218,987	18,969,522	6,297,090
Shares Outstanding	21,196,084	12,192,373	5,276,365	791,549	272,851

Net Asset Value
Per Share ( $)	23.54	22.58	22.59	23.97	23.08

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2004 (Unaudited)

Investment Income ( $):
Income:
Cash dividends (net of $8,474 foreign taxes witheld at source)	657,175
Interest	107,057
Income on securities lending	101,855
Total Income	866,087
Expenses:
Management fee—Note 3(a)	3,239,913
Shareholder servicing costs—Note 3(c)	2,688,219
Distribution fees—Note 3(b)	1,413,036
Custodian fees—Note 3(c)	86,959
Prospectus and shareholders’ reports	84,966
Registration fees	49,016
Professional fees	35,499
Directors’ fees and expenses—Note 3(d)	9,450
Miscellaneous	7,795
Total Expenses	7,614,853
Investment (Loss)—Net	(6,748,766)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Long transactions	6,568,497
Short sale transactions	(67,805)
Net Realized Gain (Loss)	6,500,692
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	91,543,478
Net Realized and Unrealized Gain (Loss) on Investments	98,044,170
Net Increase in Net Assets Resulting from Operations	91,295,404

See notes to financial statements.

The Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Operations ($):
Investment (loss)—net	(6,748,766)	(9,424,324)
Net realized gain (loss) on investments	6,500,692	(118,684,103)
Net unrealized appreciation
(depreciation) on investments	91,543,478	358,696,886
Net Increase (Decrease) in Net Assets
Resulting from Operations	91,295,404	230,588,459

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	114,602,193	128,686,496
Class B shares	741,929	9,160,218
Class C shares	4,617,750	8,443,994
Class R shares	6,975,271	6,818,025
Class T shares	242,340	328,950
Net assets received in connection
with reorganization—Note 1:
Class A shares	17,878,863	—
Class B shares	26,473,963	—
Class C shares	8,495,607	—
Class T shares	1,299,662	—
Cost of shares redeemed:
Class A shares	(102,673,744)	(140,575,711)
Class B shares	(22,676,654)	(39,274,396)
Class C shares	(13,915,232)	(24,307,781)
Class R shares	(4,419,729)	(4,330,447)
Class T shares	(451,553)	(551,826)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	37,190,666	(55,602,478)
Total Increase (Decrease) in Net Assets	128,486,070	174,985,981

Net Assets ($)
Beginning of Period	790,316,887	615,330,906
End of Period	918,802,957	790,316,887

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Capital Share Transactions:
Class Aa
Shares sold	5,000,006	7,549,485
Shares issued in connection
with reorganization—Note 1	814,156	—
Shares redeemed	(4,518,896)	(8,757,000)
Net Increase (Decrease) in Shares Outstanding	1,295,266	(1,207,515)

Class Ba
Shares sold	265,233	555,047
Shares issued in connection
with reorganization—Note 1	1,254,690	—
Shares redeemed	(1,031,564)	(2,543,083)
Net Increase (Decrease) in Shares Outstanding	488,359	(1,988,036)

Class C
Shares sold	252,099	515,146
Shares issued in connection
with reorganization—Note 1	402,445	—
Shares redeemed	(630,778)	(1,547,516)
Net Increase (Decrease) in Shares Outstanding	23,766	(1,032,370)

Class R
Shares sold	301,579	391,949
Shares redeemed	(191,868)	(262,974)
Net Increase (Decrease) in Shares Outstanding	109,711	128,975

Class T
Shares sold	19,443	19,093
Shares issued in connection
with reorganization—Note 1	60,337	—
Shares redeemed	(19,940)	(35,004)
Net Increase (Decrease) in Shares Outstanding	59,840	(15,911)

a During the period ended February 29, 2004, 74,827 Class B shares representing $1,636,409 were automatically converted to 71,968 Class A shares and during the period ended August 31, 2003, 76,302 Class B shares representing $1,285,725 were automatically converted to 73,779 Class A shares.

See notes to financial statements.

The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 29, 2004			Year Ended August 31,

Class A Shares	(Unaudited)		2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	21.28		14.89	22.58	67.51	32.21	12.11
Investment Operations:
Investment (loss)—net[a]	(.13)		(.18)	(.25)	(.25)	(.43)	(.18)
Net realized and unrealized
gain (loss) on investments	2.39		6.57	(7.44)	(44.68)	35.98	20.36
Total from
Investment Operations	2.26		6.39	(7.69)	(44.93)	35.55	20.18
Distributions:
Dividends from net realized
gain on investments	—		—	—	—	(.25)	(.08)
Net asset value, end of period	23.54		21.28	14.89	22.58	67.51	32.21

Total Return (%)[b]	10.62	[c]	42.91	(34.06)	(66.55)	110.71	167.23

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.69	[c]	1.57	1.55	1.22	1.12	1.20
Ratio of interest expense
to average net assets	—		—	—	.00 [d]	—	—
Ratio of net investment (loss)
to average net assets	(.59)[c]		(1.06)	(1.13)	(.66)	(.78)	(.64)
Decrease reflected in above
expense ratios due to
undertakings by
The Dreyfus Corporation	—		—	—	—	—	.02
Portfolio Turnover Rate	25.48	[c]	61.71	77.42	100.86	112.24	78.93

Net Assets, end of period
($ x 1,000)	498,992		423,425	314,261	568,402	1,659,530	459,457

a Based on average shares outstanding at each month end.

b	Exclusive of sales charge.
c	Not annualized.
d	Amount represents less than .01%.

See notes to financial statements.

	Six Months Ended
	February 29, 2004			Year Ended August 31,

Class B Shares	(Unaudited)		2003	2002	2001	2000	1999[a]

Per Share Data ($):
Net asset value,
beginning of period	20.50		14.49	22.16	66.81	32.13	28.25
Investment Operations:
Investment (loss)—net[b]	(.23)		(.33)	(.42)	(.55)	(.90)	(.16)
Net realized and unrealized
gain (loss) on investments	2.31		6.34	(7.25)	(44.10)	35.83	4.04
Total from
Investment Operations	2.08		6.01	(7.67)	(44.65)	34.93	3.88
Distributions:
Dividends from net realized
gain on investments	—		—	—	—	(.25)	—
Net asset value, end of period	22.58		20.50	14.49	22.16	66.81	32.13

Total Return (%)[c]	10.14	[d]	41.48	(34.61)	(66.83)	109.06	13.73	[d]

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	1.14	[d]	2.54	2.43	2.04	1.93	.81	[d]
Ratio of interest expense
to average net assets	—		—	—	.00 [e]	—	—
Ratio of net investment (loss)
to average net assets	(1.04)[d]		(2.03)	(2.00)	(1.48)	(1.57)	(.61)[d]
Portfolio Turnover Rate	25.48	[d]	61.71	77.42	100.86	112.24	78.93

Net Assets, end of period
($ x 1,000)	275,325		239,954	198,340	375,112	1,107,998	73,588

a From April 15, 1999 (commencement of initial offering) to August 31, 1999.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004			Year Ended August 31,

Class C Shares	(Unaudited)		2003	2002	2001	2000	1999[a]

Per Share Data ($):
Net asset value,
beginning of period	20.51		14.49	22.15	66.75	32.10	28.25
Investment Operations:
Investment (loss)—net[b]	(.22)		(.32)	(.41)	(.54)	(.90)	(.16)
Net realized and unrealized
gain (loss) on investments	2.30		6.34	(7.25)	(44.06)	35.80	4.01
Total from
Investment Operations	2.08		6.02	(7.66)	(44.60)	34.90	3.85
Distributions:
Dividends from net realized
gain on investments	—		—	—	—	(.25)	—
Net asset value, end of period	22.59		20.51	14.49	22.15	66.75	32.10

Total Return (%)[c]	10.19	[d]	41.55	(34.58)	(66.82)	109.06	13.63	[d]

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	1.12	[d]	2.51	2.38	2.00	1.91	.82	[d]
Ratio of interest expense
to average net assets	—		—	—	.00 [e]	—	—
Ratio of net investment (loss)
to average net assets	(1.02)[d]		(2.00)	(1.95)	(1.44)	(1.55)	(.62)[d]
Portfolio Turnover Rate	25.48	[d]	61.71	77.42	100.86	112.24	78.93

Net Assets, end of period
($ x 1,000)	119,219		107,737	91,048	182,418	602,842	30,207

a From April 15, 1999 (commencement of initial offering) to August 31, 1999.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Amount represents less than .01%.

See notes to financial statements.

	Six Months Ended
	February 29, 2004			Year Ended August 31,

Class R Shares	(Unaudited)		2003	2002	2001	2000	1999[a]

Per Share Data ($):
Net asset value,
beginning of period	21.63		15.05	22.72	67.69	32.22	28.25
Investment Operations:
Investment (loss)—net[b]	(.08)		(.08)	(.16)	(.14)	(.30)	(.07)
Net realized and unrealized
gain (loss) on investments	2.42		6.66	(7.51)	(44.83)	36.02	4.04
Total from
Investment Operations	2.34		6.58	(7.67)	(44.97)	35.72	3.97
Distributions:
Dividends from net realized
gain on investments	—		—	—	—	(.25)	—
Net asset value, end of period	23.97		21.63	15.05	22.72	67.69	32.22

Total Return (%)	10.82	[c]	43.72	(33.76)	(66.44)	111.21	14.05	[c]

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.45	[c]	.97	1.15	.86	.86	.44	[c]
Ratio of interest expense
to average net assets	—		—	—	.00 [d]	—	—
Ratio of net investment (loss)
to average net assets	(.35)[c]		(.45)	(.73)	(.34)	(.48)	(.24)[c]
Portfolio Turnover Rate	25.48	[c]	61.71	77.42	100.86	112.24	78.93

Net Assets, end of period
($ x 1,000)	18,970		14,750	8,318	9,872	85,803	1,257

a From April 15, 1999 (commencement of initial offering) to August 31, 1999.

b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amount represents less than .01%.

See notes to financial statements.

The Fund

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 29, 2004			Year Ended August 31,

Class T Shares	(Unaudited)		2003	2002	2001	2000	1999[a]

Per Share Data ($):
Net asset value,
beginning of period	20.90		14.70	22.38	67.26	32.21	32.21
Investment Operations:
Investment (loss)—net	(.17)[b]		(.25)[b]	(.34)[b]	(.39)[b]	(.66)[b]	—
Net realized and unrealized
gain (loss) on investments	2.35		6.45	(7.34)	(44.49)	35.96	—
Total from
Investment Operations	2.18		6.20	(7.68)	(44.88)	35.30	—
Distributions:
Dividends from net realized
gain on investments	—		—	—	—	(.25)	—
Net asset value, end of period	23.08		20.90	14.70	22.38	67.26	32.21

Total Return (%)[c]	10.43	[d]	42.18	(34.32)	(66.72)	109.93	—

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.86	[d]	2.07	1.99	1.59	1.48	—
Ratio of interest expense
to average net assets	—		—	—	.00 [e]	—	—
Ratio of net investment (loss)
to average net assets	(.77)[d]		(1.56)	(1.56)	(1.04)	(1.11)	—
Portfolio Turnover Rate	25.48	[d]	61.71	77.42	100.86	112.24	78.93

Net Assets, end of period
($ x 1,000)	6,297		4,451	3,364	6,583	19,049	1

a The fund commenced offering Class T shares on August 31, 1999.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Technology Growth Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26, 2004, offers thirteen series, including the fund. The fund’s investment objective is capital appreciation. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Capital Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class R (100 million shares authorized) and Class T (100 million shares authorized). Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

On December 17, 2003, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s shareholders, all of the assets, subject to the liabilities, of Dreyfus Premier NexTech Fund, a series of Dreyfus Premier Opportunity Funds, Inc., were transferred

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to the fund in exchange for shares of Common Stock of the fund of equal value. The fund’s net asset value on December 17, 2003 was $21.96 per share for Class A shares, $21.10 per share for Class B shares, $21.11 per share for Class C shares and $21.54 per share for Class T shares and a total of 814,156 Class A shares, 1,254,690 Class B shares, 402,445 Class C shares and 60,337 Class T shares, representing net assets of $17,878,863 Class A shares, $26,473,963 Class B shares, $8,495,607 Class C shares and $1,299,662 Class T shares (including $6,108,533 net unrealized appreciation on investments), were issued to Dreyfus Premier Technology Growth Fund shareholders in the exchange.The exchange was a tax free event to shareholders.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits of $403 during the period ended February 29, 2004 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $1,202,654,802 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2003. If not applied, $7,796,356 of the carryover expires in fiscal 2008, $47,022,027 expires in fiscal 2009, $759,458,786 expires in fiscal 2010 and $388,377,633 expires in fiscal 2011.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $5 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended February 29, 2004, the fund did not borrow under either line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 29, 2004, the Distributor retained $60,647 and $419 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $411,246 and $2,272 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shares. During the period ended February 29, 2004, Class B, Class C and Class T shares were charged $973,712, $432,826 and $6,667, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, Class A, Class B, Class C and Class T shares were charged $584,109, $324,571, $144,275 and $6,667, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $759,979 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2004, the fund was charged $86,959 pursuant to the custody agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the period ended February 29, 2004:

	Purchases ($)	Sales ($)

Long transactions	211,227,006	210,742,829
Short sale transactions	2,509,162	2,441,358
Total	213,736,168	213,184,187

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the portfolio is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each contract. At February 29, 2004, there were no forward currency exchange contracts outstanding.

The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.The fund would realize a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily, a segregated account with a broker or custodian, of permissible liquid assets sufficient to cover its short position.At February 29, 2004, there were no securities sold short outstanding.

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At February 29, 2004, accumulated net unrealized appreciation on investments was $192,517,283, consisting of 227,017,276 gross unrealized appreciation and $34,499,993 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

NOTES

For More Information

To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
A description of the policies
and procedures that the fund
uses to determine how to
vote proxies relating to
portfolio securities is
available, without charge,
by calling the telephone
number listed above, or by
visiting the SEC’s website at
http://www.sec.gov
Dreyfus Premier
Technology Growth Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation

0255SA0204

Dreyfus Small Company Value Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N
Back Cover

     Dreyfus Small Company Value Fund

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This semiannual report for Dreyfus Small Company Value Fund covers the six-month period from September 1, 2003, through February 29, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Peter Higgins.

The stock market rally that began during the spring of 2003 continued to gain momentum through the end of the reporting period.With the U.S. economy on firmer footing, corporate spending and investment began to improve after several years of cost-cutting, and a weakening U.S. dollar relative to most major foreign currencies helped boost overseas sales for many companies. As a result, recent earnings reports contained more positive surprises than negative ones, bolstering investor confidence.

However, stocks that may have gained too much value too quickly during the current rally may be vulnerable to a correction over the near term. While we believe that the prospects for the stock market remain generally positive over the long run, equity investors should be prepared to weather day-to-day volatility as they pursue their long-term goals. As always, we encourage you to talk with your financial advisor regularly about these issues and the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

March 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Peter Higgins, Portfolio Manager

How did Dreyfus Small Company Value Fund perform relative to its benchmark?

For the six-month period ended February 29, 2004, the fund produced a total return of 30.44%.1 In comparison, the fund’s benchmark, the Russell 2000 Value Index, produced a total return of 21.31% for the same period.2

The U.S. economy and stock market continued to gain strength during the reporting period, and smaller stocks generally continued to produce higher returns than their large-cap counterparts as investors sought opportunities among companies with greater growth potential. We are pleased that the fund outperformed its benchmark during the reporting period.We attribute the fund’s good relative performance to the success of our stock selection strategy within the basic industries, energy, financial services and utilities sectors.

What is the fund’s investment approach?

The fund seeks capital appreciation. To pursue this goal, it normally invests at least 80% of its assets in stocks of companies with market capitalizations between $100 million and $2 billion at the time of purchase. Because the fund may continue to hold a security whose market capitalization grows, a substantial portion of the fund’s holdings can have market capitalizations in excess of $2 billion at any given time. The fund’s stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers, including those purchased in initial public offerings (IPOs).

The portfolio manager identifies potential investments through extensive quantitative and fundamental research.When selecting stocks, we emphasize three key factors: value, or how a stock is valued relative to its intrinsic worth based on traditional value measures; business health, or the overall efficiency and profitability as measured by return on

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

assets and return on equity; and business momentum, or the presence of a catalyst, such as corporate restructuring, change in management or a spin-off that will trigger a price increase in the near- to midterm.

What other factors influenced the fund’s performance?

The U.S. economy continued to recover during the reporting period, fueling positive returns in all of the economic sectors represented in the fund’s benchmark. Low interest rates, tax cuts and a wave of mortgage refinancing activity helped put more money in consumer’s pockets, which bolstered consumer spending, and corporations began to increase capital spending and investment after several fallow years. Stronger business activity in the wake of significant cost-cutting programs helped many small-cap companies achieve greater earnings momentum during the reporting period.

In this more constructive market environment, the fund’s strongest returns came from its holdings in the basic industries sector, where U.S. Steel benefited from higher commodity prices and rising demand for scrap metal from China. Coal stocks also performed well, including Massey Energy, a leading U.S. coal miner, which benefited from the use of coal in steel manufacturing and the commodity’s role as an energy-producing substitute for natural gas. Oil and gas prices rose during the reporting period, enabling Massey Energy to increase coal prices and its earnings.

The fund’s energy stocks also posted strong returns. We began to increase the fund’s exposure to the energy sector early in 2003, after valuations fell to what we considered to be low levels compared to other areas of the market. During the reporting period, rising global demand for energy benefited several holdings, including energy service company Tesoro Petroleum and National-Oilwell, a worldwide manufacturer and distributor of drilling, pumps and oilfield supplies.

4

In the financial services sector, brokerage stocks such as E*Trade Financial Corp. benefited from a surge in mortgage refinancing among homeowners while Knight Trading Group benefited from greater activity in the financial markets. Strong performers in the utilities sector included wireless providers Alamosa Holdings, Inc. and Airgate PCS, Inc.

While the fund posted positive returns in every market sector represented in its benchmark, the fund’s returns in the capital goods and health care areas lagged the averages, albeit by less than one percentage point in each sector.

What is the fund’s current strategy?

We have continued to employ our “bottom-up” approach to identifying investment opportunities in individual companies that we believe are attractively valued, fundamentally strong and have catalysts in place to realize higher valuations.We recently have found a number of such opportunities in the economically sensitive capital goods, retail, energy, health care and basic industries sectors. Conversely, we have identified fewer stocks that meet our criteria within the financial services and utilities groups, which we believe may be vulnerable to higher interest rates if the economy continues to gain momentum. Of course, we intend to monitor the fund’s holdings carefully, and we may adjust the fund’s composition as market conditions evolve.

March 15, 2004

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund

5

STATEMENT OF INVESTMENTS
February 29, 2004 (Unaudited)

Common Stocks—99.8%	Shares		Value ($)

Basic Industries—10.0%
Allegheny Technologies	86,100		1,093,470
Arch Coal	27,300		799,344
GrafTech International	123,200	[a]	1,671,824
Great Lakes Chemical	121,500		3,086,100
Hercules	219,900	[a]	2,616,810
IMC Global	118,100		1,334,530
Massey Energy	164,200		3,459,694
Millennium Chemicals	151,000		2,018,870
Olin	58,400		1,060,544
PolyOne	250,300	[a]	1,439,225
Sensient Technologies	48,900		965,775
Timken	67,200		1,477,056
United States Steel	91,500		3,362,625
			24,385,867
Capital Goods—14.9%
AGCO	172,300	[a]	3,213,395
Apogee Enterprises	137,400		1,732,614
Arris Group	51,997	[a]	539,209
BE Aerospace	404,000	[a]	2,642,160
Collins & Aikman	454,200	[a]	2,411,802
Federal Signal	72,400		1,364,740
Flowserve	137,000	[a]	2,977,010
IKON Office Solutions	237,700		2,792,975
Insituform Technologies, Cl. A	60,600	[a]	954,450
Lone Star Technologies	130,300	[a]	2,251,584
MasTec	171,900	[a]	2,083,428
Navistar International	64,900	[a]	3,024,340
Quanta Services	284,800	[a,b]	2,449,280
Shaw Group	258,900	[a]	3,117,156
Terex	79,200	[a]	2,774,376
Wabtec	109,000		1,727,650
Wolverine Tube	61,400	[a]	496,112
			36,552,281

6

Common Stocks (continued)	Shares		Value ($)

Consumer Durables—2.5%
ArvinMeritor	55,200		1,245,312
Champion Enterprises	243,600	[a,b]	2,594,340
Fleetwood Enterprises	167,800	[a,b]	2,206,570
			6,046,222
Consumer Non-Durables—5.2%
Action Performance	97,800		1,334,970
Anchor Glass Container	35,700		568,344
Dorel Industries, Cl. B	23,600	[a]	795,060
Intertape Polymer Group	125,500	[a]	1,366,695
Midway Games	141,250	[a,b]	685,063
O’Charley’s	67,400	[a]	1,230,050
Playtex Products	95,900	[a]	606,088
ProQuest	29,700	[a]	892,782
Rayovac	130,000	[a]	3,377,400
Readers Digest Association	87,400		1,179,900
THQ	34,800	[a]	657,720
			12,694,072
Consumer Services—9.8%
American Eagle Outfitters	109,400	[a]	2,668,266
Brink’s	52,600		1,392,848
EarthLink	298,400	[a]	2,724,392
Electronics Boutique Holdings	25,100	[a]	682,971
Finlay Enterprises	67,910	[a]	1,259,051
G & K Services, Cl. A	12,700		461,518
Hollywood Entertainment	198,600	[a]	2,234,250
Intrawest	84,000		1,485,120
Linens ‘n Things	84,400	[a]	2,861,160
Payless ShoeSource	113,200	[a]	1,511,220
Six Flags	277,400	[a]	2,055,534
Too	97,700	[a]	1,873,886
Valassis Communications	38,200	[a]	1,163,190
Wet Seal, Cl. A	179,500	[a]	1,493,440
			23,866,846

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Energy—9.5%
Chesapeake Energy	227,400		2,915,268
Global Industries	277,200	[a]	1,402,632
Grant Prideco	142,700	[a]	2,164,759
Horizon Offshore	72,000	[a]	233,280
Key Energy Services	394,300	[a]	5,330,936
National-Oilwell	89,100	[a]	2,647,161
Parker Drilling	362,600	[a]	1,533,798
Patterson-UTI Energy	86,710	[a]	3,145,839
Tesoro Petroleum	20,660	[a]	377,045
Trico Marine Services	403,400	[a]	758,392
Veritas DGC	177,500	[a]	2,818,700
			23,327,810
Financial Services—14.3%
Acxiom	101,800		1,983,064
Ameritrade Holding	138,300	[a]	2,251,524
Bristol West Holdings	21,100	[a]	458,292
Delphi Financial Group, Cl. A	21,450		836,121
E*TRADE Financial	464,200	[a]	6,642,702
Erie Indemnity, Cl. A	21,200		1,001,488
Infinity Property & Casualty	30,770		1,003,102
Knight Trading Group	298,400	[a]	4,135,824
Labranche	150,500	[b]	1,548,645
Montpelier Re Holdings	46,450		1,653,156
PartnerRe	33,100		1,828,444
Phoenix Companies	152,800	[b]	2,183,512
Platinum Underwriters Holdings	46,000		1,500,060
Safety Insurance Group	46,100		889,730
Santander BanCorp	43,500		1,150,140
Scottish Re Group	215,500		5,081,490
Webster Financial	17,500		881,125
			35,028,419
Health Care—6.4%
Alpharma, Cl. A	75,700		1,624,522
Beverly Enterprises	295,900	[a]	2,367,200
Enzon Pharmaceuticals	226,100	[a]	3,861,788
Molecular Devices	61,400	[a]	1,148,180
PAREXEL International	84,400	[a]	1,472,780

8

Common Stocks (continued)	Shares		Value ($)

Health Care (continued)
Pharmaceutical Product Development	67,000	[a]	1,975,160
RehabCare Group	29,500	[a]	656,375
Savient Pharmaceuticals	340,200	[a]	1,377,810
Triad Hospitals	20,100	[a]	709,329
Ventiv Health	39,300	[a]	444,090
			15,637,234
Leisure Time—1.5%
ebookers, ADR	136,000	[a]	2,244,000
Orbitz, Cl. A	60,900	[a]	1,590,099
			3,834,099
Miscellaneous—1.0%
York International	65,200		2,433,916
Technology—15.1%
ActivCard	93,300	[a]	627,909
Art Technology Group	451,900	[a]	659,774
Axcelis Technologies	342,500	[a]	3,918,200
BearingPoint	97,000	[a]	1,033,050
Borland Software	96,400	[a]	896,520
Bookham Technology, ADR	1,228,900	[a,b]	3,072,250
CTS	27,100		388,343
Dobson Communications, Cl. A	112,400	[a]	454,096
Enterasys Networks	162,200	[a]	738,010
Extreme Networks	110,300	[a]	887,915
Fairchild Semiconductor International	49,500	[a]	1,277,100
FileNET	32,100	[a]	908,430
Global Crossing	39,400	[a]	1,063,800
IONA Technologies, ADR	223,000	[a]	1,587,760
LTX	136,000	[a]	2,106,640
Lattice Semiconductor	147,100	[a]	1,519,543
MRO Software	113,200	[a]	1,570,084
Manugistics Group	168,200	[a]	1,229,542
Mattson Technology	80,900	[a]	963,519
McDATA, Cl. A	122,100	[a]	984,126
PalmOne	155,700	[a]	1,561,671
Parametric Technology	587,800	[a]	2,680,368
Perot Systems Cl. A	68,000	[a]	939,760
Photronics	70,770	[a,b]	1,229,275

	The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)			Shares		Value ($)

Technology (continued)
Quovadx			107,800	[a]	630,630
REMEC			161,400	[a]	1,129,800
SkillSoft, ADR			42,000	[a]	420,840
TriZetto			52,500	[a]	364,350
Verity			56,900	[a]	941,695
webMethods			100,300	[a]	1,063,180
					36,848,180
Transportation—5.8%
Central Freight Lines			26,500	[a]	496,875
EGL			54,700	[a]	874,653
ExpressJet Holdings			157,200	[a]	2,158,356
Overnite			101,000		2,211,900
Pinnacle Airlines			101,600	[a]	1,481,328
Quality Distribution			93,700	[a]	1,308,052
RailAmerica			30,600	[a]	351,288
Yellow Roadway			169,500	[a]	5,354,505
					14,236,957
Utilities—3.8%
AirGate PCS			125,580	[a]	2,510,344
Alamosa Holdings			517,100	[a,b]	2,968,154
Calpine			470,600	[a,b]	2,593,006
Primus Telecommunications Group			157,000	[a]	1,188,490
					9,259,994
Total Common Stocks
(cost $	187,426,500)				244,151,897

Investment of Cash Collateral
for Securities Loaned—7.5%

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	18,428,392)		18,428,392	[c]	18,428,392

Total Investments (cost $		205,854,892)	107.3%		262,580,289
Liabilities, Less Cash and Receivables			(7.3%)		(17,968,850)
Net Assets			100.0%		244,611,439

a Non-income producing.
b	All or a portion of these securities are on loan.At February 29, 2004 the total market value of the fund’s securities on loan is $17,113,121 and the total market value of the collateral held by the fund is $18,428,392.

c	Investment in affiliated money market mutual fund.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—
See Statement	of Investments (including securities
on loan, valued at $17,113,121)—Note 1(c):
Unaffiliated issuers		187,426,500	244,151,897
Affiliated issuers		18,428,392	18,428,392
Cash			177,368
Receivable for investment securities sold			2,209,978
Dividends and interest receivable			98,561
Receivable for shares of Common Stock subscribed			31,517
Prepaid expenses			12,001
			265,109,714

Liabilities ($):
Due to The Dreyfus Corporation and affiliates			217,677
Liability for securities on loan—Note 1(c)			18,428,392
Payable for investment securities purchased			1,347,515
Bank loan payable—Note 2			300,000
Payable for shares of Common Stock redeemed			49,165
Accrued expenses			155,526
			20,498,275

Net Assets ( $)			244,611,439

Composition of Net Assets ($):
Paid-in capital			236,316,132
Accumulated investment (loss)—net			(998,570)
Accumulated net realized gain (loss) on investments			(47,431,520)
Accumulated net unrealized appreciation
(depreciation) on investments			56,725,397

Net Assets ( $)			244,611,439

Shares Outstanding
(100 million shares of	$.001 par value Common Stock authorized)		10,032,642
Net Asset Value,		offering and redemption price per share—Note 3(d) ($)	24.38

See notes to financial statements.

The Fund

11

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2004 (Unaudited)

Investment Income ( $):
Income:
Cash dividends (net of $1,327 foreign taxes withheld at source)	365,063
Income from securities lending	39,144
Interest	3,555
Total Income	407,762
Expenses:
Management fee—Note 3(a)	849,192
Shareholder servicing costs—Note 3(b)	476,128
Professional fees	28,772
Custodian fees—Note 3(b)	25,309
Prospectus and shareholders’ reports	12,111
Registration fees	6,435
Directors’ fees and expenses—Note 3(c)	3,730
Interest expense—Note 2	3,227
Miscellaneous	1,428
Total Expenses	1,406,332
Investment (Loss)—Net	(998,570)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	31,627,106
Net unrealized appreciation (depreciation) on investments	28,774,098
Net Realized and Unrealized Gain (Loss) on Investments	60,401,204
Net Increase in Net Assets Resulting from Operations	59,402,634

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Operations ($):
Investment (loss)—net	(998,570)	(1,258,182)
Net realized gain (loss) on investments	31,627,106	(54,451,003)
Net unrealized appreciation
(depreciation) on investments	28,774,098	127,037,016
Net Increase (Decrease) in Net Assets
Resulting from Operations	59,402,634	71,327,831

Capital Stock Transactions ($):
Net proceeds from shares sold	24,719,561	28,376,441
Cost of shares redeemed	(49,275,915)	(60,314,669)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(24,556,354)	(31,938,228)
Total Increase (Decrease) in Net Assets	34,846,280	39,389,603

Net Assets ($):
Beginning of Period	209,765,159	170,375,556
End of Period	244,611,439	209,765,159

Capital Share Transactions (Shares):
Shares sold	1,141,106	2,120,392
Shares redeemed	(2,329,747)	(4,763,025)
Net Increase (Decrease) in Shares Outstanding	(1,188,641)	(2,642,633)

See notes to financial statements.

The Fund

13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

					Ten Months
Six Months Ended					Ended
February 29, 2004			Year Ended August 31,			August 31,		Year Ended October 31,

(Unaudited)				2003	2002	2001	[a]	2000	1999	1998

Per Share Data ($):
Net asset value,
beginning of period	18.69			12.29	25.86	24.03		20.72	17.06	21.95
Investment Operations:
Investment (loss)—net[b]	(.09)			(.10)	(.15)	(.13)		(.13)	(.16)	(.09)
Net realized and
unrealized gain
(loss) on investments	5.78			6.50	(6.36)	3.57		4.85	3.82	(4.39)
Total from Investment
Operations	5.69			6.40	(6.51)	3.44		4.72	3.66	(4.48)
Distributions:
Dividends from
investment
income—net	—			—	—	—		—	—	(.02)
Dividends from net
realized gain
on investments	—			—	(7.06)	(1.61)		(1.41)	—	(.39)
Total Distributions	—			—	(7.06)	(1.61)		(1.41)	—	(.41)
Net asset value,
end of period	24.38			18.69	12.29	25.86		24.03	20.72	17.06

Total Return (%)	30.44	[c]		52.08	(35.65)	16.23	[c]	23.78	21.45	(20.83)

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.62	[c]		1.29	1.20	.93	[c]	1.16	1.23	1.21
Ratio of interest expense
and dividends on
securities sold short
to average net assets	.00	[c,d]		.00 [d]	.01	—		.04	.05	.01
Ratio of net investment
(loss) to average
net assets	(.44)		[c]	(.79)	(.79)	(.50)[c]		(.57)	(.78)	(.44)
Portfolio Turnover Rate	54.36	[c]		128.80	126.43	129.27	[c]	169.12	170.38	132.38

Net Assets, end of period
($ x 1,000)	244,611		209,765		170,376	368,354		303,336	269,632	300,908

a The fund changed its fiscal year from October 31 to August 31. b Based on average shares outstanding at each month end. c Not annualized. d Amount represents less than .01%. See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Small Company Value Fund (the “fund”) is a separate diversified series of Dreyfus Growth and Value Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that, effective close of business on March 26, 2004, offers thirteen series, including the fund. The fund’s investment objective is capital appreciation. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market.The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions,

The Fund

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of the operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

16

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $34,488,387 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2003. If not applied, $9,737,015 of the carryover expires in fiscal 2010 and $24,751,372 expires in fiscal 2011.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under both arrangements during the period ended February 29, 2004 was approximately $212,329, with a related weighted average annualized interest rate of 1.52%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25 of 1% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2004, the fund was charged $283,064 pursuant to the Shareholder Services Plan.

18

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2004, the fund was charged $53,109 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2004, the fund was charged $25,309 pursuant to the custody agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A 1% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2004, amounted to $123,008,617 and $149,123,167, respectively.

At February 29, 2004, accumulated net unrealized appreciation on investments was $56,725,397, consisting of $62,199,775 gross unrealized appreciation and $5,474,378 gross unrealized depreciation.

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage

The Fund

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

20

For More Information

To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com
A description of the policies
and procedures that the fund
uses to determine how to
vote proxies relating to
portfolio securities is
available, without charge,
by calling the telephone
number listed above, or by
visiting the SEC’s website at
http://www.sec.gov
Dreyfus
Small Company Value Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation

0253SA0204

[INSERT REPORT HERE]

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Growth & Value Funds Semi Form N-CSR

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GROWTH AND VALUE FUNDS, INC.

By:
____________________
Stephen E. Canter President

Date: April 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
______________________
 Stephen E. Canter Chief Executive Officer

Date: April 23, 2004

By:
_______________________
 James Windels Chief Financial Officer

Date: April 23, 2004

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

Growth & Value Funds Semi Form N-CSR

  EX-99.CERT] Exhibit (a)(2)

SECTION 302 CERTIFICATIONS

I, Stephen E. Canter, certify that:

1. I have reviewed this report on Form N-CSR of DREYFUS GROWTH AND VALUE FUNDS, INC.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

By:
_______________________
 Stephen E. Canter Chief Executive Officer

Date: April 23, 2004

Growth & Value Funds Semi Form N-CSR

SECTION 302 CERTIFICATIONS

I, James Windels, certify that:

1.	I have reviewed this report on Form N-CSR of DREYFUS GROWTH AND VALUE FUNDS, INC.;
2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

By:
____________________
 James Windels Chief Financial Officer

Date: April 23, 2004

Growth & Value Funds Semi Form N-CSR

  EX-99.906CERT] Exhibit (b)

SECTION 906 CERTIFICATIONS

In connection with this report on Form N-CSR for the Registrant as furnished to the Securities and Exchange Commission on the date hereof (the "Report"), the undersigned hereby certify, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

(1) the Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable; and

(2) the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

By:
_______________________
 Stephen E. Canter Chief Executive Officer

Date: April 23, 2004

By:
_______________________
 James Windels Chief Financial Officer

Date: April 23, 2004

This certificate is furnished pursuant to the requirements of Form N-CSR and shall not be deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section, and shall not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act of 1934.

Growth & Value Funds Semi Form N-CSR